AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B

PRESIDENT'S LETTER

AUGUST, 1996

Dear Investor:

The outstanding performance of the financial markets in 1995 has basically continued -- despite a brief period of uncertainty -- in the first half of 1996. Some sectors of the market, primarily technology, experienced more volatility than the market in general. Please review this report for a detailed analysis of each fund available through American Skandia.

At the time this report is being compiled, the 1996 Presidential election is beginning to start in earnest. The issues are being framed, the differences highlighted. In a bold move, Candidate Bob Dole put forward a supply side economic plan and selected former Secretary Kemp as his running mate. President Clinton has chosen to emphasize fiscal responsibility and balanced budgets. Either way, there appears to be a healthy environment in the future for the financial markets.

At American Skandia, we continue to improve your choices of investment options. In May of this year we opened two new sub-accounts:

     Robertson Stephens Value+Growth is managed by Robertson Stephens Investment Management, L.P., which was established in 1978 and manages over $2.8 billion in assets for individual and institutional investors.

     Montgomery Emerging Markets is managed by Montgomery Asset Management, L.P., which was established in 1972, manages over $7.2 billion in assets, and is the second largest manager of emerging market securities.

Our plans are to expand your investment options further in the second half of the year, particularly with an objective of adding more funds managed in a value style. Look for developments in the coming months.

Our goal, of course, and the goal of your financial advisor is to give you the choices that enable you to reach your retirement investment objective. Your overwhelming response, over $1 billion in new sales in the first six months, over $5 billion under management, is a good sign that we are on the right track.



/s/ GORDON C. BORONOW
-------------------------
Gordon C. Boronow

                            CONTENTS

I.     American Skandia Trust

II.    The Alger American Fund

III.   Neuberger & Berman Advisors Management Trust

IV.    Montgomery Funds III

                              AMERICAN

                                         SKANDIA
                                                    TRUST

     ---------------------------------------------------------------------------

                                            SEMI-ANNUAL REPORT

     ---------------------------------------------------------------------------

                                               JUNE 30, 1996

                                                (UNAUDITED)

                             AMERICAN SKANDIA TRUST
                            SCHEDULES OF INVESTMENTS
                           JUNE 30, 1996 (UNAUDITED)

               SELIGMAN HENDERSON INTERNATIONAL EQUITY PORTFOLIO
                    LORD ABBETT GROWTH AND INCOME PORTFOLIO
                            JANCAP GROWTH PORTFOLIO
                           AST MONEY MARKET PORTFOLIO
                       FEDERATED UTILITY INCOME PORTFOLIO
                      AST PHOENIX BALANCED ASSET PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                    T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                       PIMCO TOTAL RETURN BOND PORTFOLIO
                        INVESCO EQUITY INCOME PORTFOLIO
                    FOUNDERS CAPITAL APPRECIATION PORTFOLIO
                  T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
                   T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
                        BERGER CAPITAL GROWTH PORTFOLIO
              SELIGMAN HENDERSON INTERNATIONAL SMALL CAP PORTFOLIO
                   T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                     PIMCO LIMITED MATURITY BOND PORTFOLIO
                  ROBERTSON STEPHENS VALUE + GROWTH PORTFOLIO

SELIGMAN HENDERSON INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                      ----------  -------------
FOREIGN STOCKS -- 95.6%
ARGENTINA -- 0.6%
    YPF SA [ADR].....................     80,000  $   1,800,000
                                                   ------------
AUSTRALIA -- 3.3%
    Broken Hill Proprietary Co.
      Ltd. ..........................    181,270      2,503,273
    News Corp. Ltd. .................    500,794      2,837,951
    Western Mining Corp. Ltd. .......    370,000      2,646,388
    Westpac Banking Corp. Ltd. ......    590,000      2,610,784
                                                   ------------
                                                     10,598,396
                                                   ------------
FRANCE -- 9.9%
    Accor SA.........................     29,441      4,122,347
    AXA SA...........................     79,994      4,380,761
    Carrefour Supermarch SA..........      5,967      3,346,654
    Carrefour Supermarch Rights*.....      5,967      1,650,118
    Cie Generale des Eaux............     45,716      5,112,055
    Roussel-Uclaf....................     19,414      4,662,743
    Societe Generale.................     39,696      4,369,409
    Societe Nationale Elf
      Aquitaine SA...................     62,755      4,620,494
                                                   ------------
                                                     32,264,581
                                                   ------------
GERMANY -- 6.3%
    Adidas AG........................     35,712      2,976,783
    Bayer AG.........................    140,400      4,944,377
    Deutsche Bank AG.................     92,485      4,385,222
    Lufthansa AG.....................     27,212      3,856,495
    Siemens AG.......................     82,700      4,436,845
                                                   ------------
                                                     20,599,722
                                                   ------------
HONG KONG -- 4.7%
    Citic Pacific Ltd. ..............    850,000      3,437,117
    Guangdong Investment Ltd. .......  5,300,000      3,355,080
    HSBC Holdings PLC................    202,000      3,053,291
    Sun Hung Kai Properties Ltd. ....    330,000      3,336,025
    Swire Pacific Ltd. Cl-A..........    265,000      2,268,103
                                                   ------------
                                                     15,449,616
                                                   ------------
INDIA -- 1.6%
    Gujarat Ambuja Cement [GDR]*.....    210,001      2,467,512
    Hindalco Industries Ltd.
      [GDR]*.........................     75,000      2,840,625
                                                   ------------
                                                      5,308,137
                                                   ------------
INDONESIA -- 0.8%
    PT Telekomunikasi Indonesia......      7,000         10,606
    PT Telekomunikasi
      Indonesia [ADR]................     90,000      2,677,500
                                                   ------------
                                                      2,688,106
                                                   ------------
ITALY -- 2.0%
    Istituto Nazionale Delle
      Assicurazioni..................  3,209,396      4,788,736
    Olivetti & Co. SPA Cl-C*.........  2,993,742      1,616,707
                                                   ------------
                                                      6,405,443
                                                   ------------
JAPAN -- 26.0%
    Alps Electric Co. Ltd. ..........    181,000      2,201,061
    Aoyama Trading Co. Ltd. .........     46,700      1,225,464
    CSK Corp. .......................    145,000      4,322,026
    Denny's Japan Co. Ltd. ..........     38,000      1,351,559

                                        SHARES        VALUE
                                      ----------  -------------
    East Japan Railway Co. ..........      1,092  $   5,741,062
    Hokkai Can Ltd. .................    152,000      1,202,158
    Joshin Denki.....................    107,000      1,545,762
    Kao Corp. .......................    202,000      2,733,474
    Mitsubishi Materials Corp. ......    838,000      4,566,590
    Mitsui Marine & Fire Insurance...    554,000      4,411,941
    Mitsui O.S.K. Lines Ltd.*........  1,343,000      4,641,620
    Nippon Oil Co. Ltd. .............    203,000      1,379,071
    Nippon Telegraph & Telephone
      Corp. .........................      1,105      8,203,895
    Nippon TV Network................      8,410      2,614,428
    Nomura Securities Co. Ltd. ......    117,000      2,289,293
    Pioneer Electronic Corp. ........    387,000      9,235,348
    Sankyo Co. Ltd. .................     26,000        998,446
    Sumitomo Metal Industries........  1,364,000      4,190,400
    Sumitomo Sitix Corp. ............     36,000        796,562
    Sumitomo Trust & Banking.........    323,000      4,429,917
    Tokyo Steel Manufacturing........     67,000      1,317,089
    Toshiba Corp. ...................  1,086,000      7,745,085
    Toyo Ink Manufacturing...........    243,000      1,395,300
    Tsubaki Nakashima Co. Ltd. ......    102,000      1,268,355
    Tsutsumi Jewelry Co. Ltd. .......     21,000      1,017,647
    Yamaha Corp. ....................    235,000      3,889,092
                                                   ------------
                                                     84,712,645
                                                   ------------
KOREA -- 0.7%
    Samsung Electronics Co. [GDR]....     13,347        334,141
    Samsung Electronics Co. [GDS]....     72,290      1,787,862
                                                   ------------
                                                      2,122,003
                                                   ------------
MALAYSIA -- 2.1%
    Malayan Banking BHD..............    226,500      2,178,758
    Proton Perusahaan Otomobil BHD...    453,000      2,469,258
    United Engineers Ltd. ...........    322,000      2,232,705
                                                   ------------
                                                      6,880,721
                                                   ------------
MEXICO -- 0.5%
    Grupo Carso SA [ADR]*............    110,000      1,558,590
                                                   ------------
NETHERLANDS -- 4.2%
    DSM NV...........................     38,222      3,800,451
    Elsevier NV......................    316,849      4,813,978
    ING Groep NV.....................    174,235      5,202,418
                                                   ------------
                                                     13,816,847
                                                   ------------
NORWAY -- 1.3%
    Norsk Hydro AS...................     88,719      4,347,027
                                                   ------------
PHILIPPINES -- 0.7%
    SM Prime Holdings, Inc. .........  8,940,000      2,321,191
                                                   ------------
SINGAPORE -- 2.3%
    DBS Land Ltd. ...................    830,000      2,847,059
    United Industrial Corp. Ltd. ....  2,170,000      2,214,599
    United Overseas Bank Ltd. .......    240,860      2,304,472
                                                   ------------
                                                      7,366,130
                                                   ------------
SPAIN -- 2.7%
    Banco Santander SA...............     92,591      4,326,750
    Iberdrola SA.....................    440,135      4,522,759
                                                   ------------
                                                      8,849,509
                                                   ------------

SELIGMAN HENDERSON INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                      ----------  -------------
SWEDEN -- 2.7%
    Ericsson, (L.M.) Telephone
      Co. Cl-B.......................    218,752  $   4,723,952
    Stora Kopparbergs Cl-B...........    301,899      3,989,212
                                                  -------------
                                                      8,713,164
                                                  -------------
SWITZERLAND -- 7.1%
    ABB AG...........................      3,867      4,788,127
    CS Holding AG....................     20,905      1,989,837
    Nestle SA........................      4,000      4,572,068
    Sandoz AG........................      4,226      4,837,151
    SMH Neuenberg AG.................     16,985      2,656,029
    Zurich Versicherungs.............     15,943      4,348,555
                                                  -------------
                                                     23,191,767
                                                  -------------
TAIWAN -- 1.1%
    Taiwan Fund, Inc.**..............    300,000      3,412,500
                                                  -------------
THAILAND -- 1.2%
    Land and House PLC...............    150,000      1,891,626
    Siam Commercial Bank Co. Ltd. ...    135,000      1,957,832
                                                  -------------
                                                      3,849,458
                                                  -------------
UNITED KINGDOM -- 13.8%
    B.A.T. Industries PLC............    470,000      3,657,332
    British Airports Authorities
      PLC............................    350,000      2,544,150
    British Petroleum Co. PLC........    333,500      2,924,075
    Caradon PLC......................    680,000      2,281,348
    Central European Growth Fund
      PLC**..........................  1,680,000      1,689,576
    Central European Growth Fund PLC
      Warrants*......................    258,000         54,098
    FKI Babcock PLC..................    962,500      2,541,432
    Granada Group PLC................    307,000      4,110,309

                                        SHARES        VALUE
                                      ----------  -------------
    Matthew Clark PLC................    210,000  $   2,508,271
    Rentokil Group PLC...............    515,800      3,276,676
    Reuters Holdings PLC.............    220,000      2,661,883
    Rolls-Royce PLC..................    705,000      2,452,821
    Royal Bank of Scotland PLC.......    370,000      2,833,201
    Siebe PLC........................    295,000      4,187,907
    Tesco PLC........................    781,500      3,568,659
    WPP Group PLC....................  1,100,000      3,673,330
                                                  -------------
                                                     44,965,068
                                                  -------------
TOTAL INVESTMENTS
  (COST $281,031,242) -- 95.6%.......               311,220,621
OTHER ASSETS LESS
  LIABILITIES -- 4.4%................                14,402,823
                                                  -------------
NET ASSETS -- 100.0%.................             $ 325,623,444
                                                  =============

Foreign currency exchange contracts outstanding at June 30, 1996:

                  PRINCIPAL
                    AMOUNT        CONTRACTED                      UNREALIZED
                   COVERED         EXCHANGE      EXPIRATION      APPRECIATION
TYPE             BY CONTRACT         RATE          MONTH        (DEPRECIATION)
------------------------------------------------------------------------------
Sell     DEM     $ 6,800,000         1.5194         08/96         $   (9,683)
Sell     FRF      10,500,000         5.1502         08/96            (35,820)
Buy      JPN         485,477       109.3700         07/96              2,274
Buy      JPN      10,000,000       107.7000         08/96            (85,260)
Sell     JPN         487,260       109.2700         07/96                232
Sell     JPN      26,000,000       103.3300         08/96          1,268,822
Sell     MEX          22,248         7.6300         07/96               (145)
Sell     UK          547,172         0.6485         07/96             (3,950)
                                                                  ----------
                                                                  $1,136,470
                                                                  ==========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

 * Non-income producing securities.
** Closed-end funds.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

LORD ABBETT GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
COMMON STOCK -- 89.2%
AEROSPACE -- 0.7%
    Boeing Co. ....................     30,000    $  2,613,750
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 1.8%
    General Motors Corp. ..........    125,000       6,546,875
                                                  ------------
CHEMICALS -- 2.4%
    Dow Chemical Co. ..............     75,000       5,700,000
    Hanna, (M.A.) Co. .............    150,000       3,131,250
                                                  ------------
                                                     8,831,250
                                                  ------------
CLOTHING & APPAREL -- 1.0%
    V.F. Corp. ....................     60,000       3,577,500
                                                  ------------
COMPUTER HARDWARE -- 4.2%
    EMC Corp.*.....................    225,000       4,190,625
    International Business Machines
      Corp. .......................     48,600       4,811,400
    Seagate Technology, Inc.*......    150,000       6,750,000
                                                  ------------
                                                    15,752,025
                                                  ------------
CONSUMER PRODUCTS &
  SERVICES -- 4.3%
    American Brands, Inc. .........    150,000       6,806,250
    Tambrands, Inc. ...............     75,400       3,081,975
    Whirlpool Corp. ...............    123,400       6,123,725
                                                  ------------
                                                    16,011,950
                                                  ------------
ELECTRONIC COMPONENTS &
  EQUIPMENT -- 6.7%
    AMP, Inc. .....................     75,000       3,009,375
    Emerson Electric Co. ..........    120,000      10,845,000
    Hewlett-Packard Co. ...........     50,000       4,981,250
    National Service Industries,
      Inc. ........................    120,000       4,695,000
    Texas Instruments, Inc. .......     30,000       1,496,250
                                                  ------------
                                                    25,026,875
                                                  ------------
ENVIRONMENTAL SERVICES -- 2.5%
    Browning-Ferris Industries,
      Inc. ........................    150,000       4,350,000
    WMX Technologies, Inc. ........    150,000       4,912,500
                                                  ------------
                                                     9,262,500
                                                  ------------
FINANCIAL-BANK & TRUST -- 7.3%
    Bank of Boston Corp. ..........    110,000       5,445,000
    BankAmerica Corp. .............     60,000       4,545,000
    Chase Manhattan Corp. .........    120,000       8,475,000
    Comerica, Inc. ................     90,000       4,016,250
    Great Western Financial
      Corp. .......................    200,000       4,775,000
                                                  ------------
                                                    27,256,250
                                                  ------------
FOOD -- 6.8%
    Conagra, Inc. .................    180,000       8,167,500
    CPC International, Inc. .......      7,100         511,200
    Hershey Foods Corp. ...........     45,000       3,301,875
    Pioneer Hi-Bred International,
      Inc. ........................     90,000       4,758,750
    Sara Lee Corp. ................     90,000       2,913,750
    Supervalu, Inc. ...............    180,000       5,670,000
                                                  ------------
                                                    25,323,075
                                                  ------------

                                      SHARES         VALUE
                                     ---------    ------------
INDUSTRIAL PRODUCTS -- 3.0%
    Cooper Tire & Rubber Co. ......     81,900    $  1,822,275
    Corning, Inc. .................    135,900       5,215,162
    Snap-On, Inc. .................     90,000       4,263,750
                                                  ------------
                                                    11,301,187
                                                  ------------
INSURANCE -- 7.6%
    Aetna Life & Casualty Co. .....    110,000       7,865,000
    CHUBB Corp. ...................    160,000       7,980,000
    Cigna Corp. ...................     30,000       3,536,250
    Lincoln National Corp. ........     90,000       4,162,500
    Transamerica Corp. ............     60,000       4,860,000
                                                  ------------
                                                    28,403,750
                                                  ------------
MACHINERY & EQUIPMENT -- 2.4%
    Deere & Co. ...................    150,000       6,000,000
    Goulds Pumps, Inc. ............    120,000       3,075,000
                                                  ------------
                                                     9,075,000
                                                  ------------
MEDICAL SUPPLIES &
  EQUIPMENT -- 1.9%
    Malincrodt Group, Inc. ........    180,000       6,997,500
                                                  ------------
OFFICE EQUIPMENT -- 2.4%
    Harris Corp. ..................     90,000       5,490,000
    Moore Corp. Ltd. ..............    180,000       3,397,500
                                                  ------------
                                                     8,887,500
                                                  ------------
OIL & GAS -- 9.9%
    Chevron Corp. .................     75,000       4,425,000
    Coastal Corp. .................     77,800       3,248,150
    Consolidated Natural Gas
      Co. .........................    115,000       6,008,750
    Mobil Corp. ...................     60,000       6,727,500
    Schlumberger Ltd. .............     45,000       3,791,250
    Sonat, Inc. ...................    150,000       6,750,000
    Total SA [ADR].................    160,000       5,940,000
                                                  ------------
                                                    36,890,650
                                                  ------------
PAPER & FOREST PRODUCTS -- 4.9%
    International Paper Co. .......    120,000       4,425,000
    James River Corp. of
      Virginia.....................    240,000       6,330,000
    Kimberly-Clark Corp. ..........     50,000       3,862,500
    Westvaco Corp. ................    120,000       3,585,000
                                                  ------------
                                                    18,202,500
                                                  ------------
PHARMACEUTICALS -- 4.5%
    Merck & Co., Inc. .............     30,000       1,938,750
    Smithkline Beecham PLC [ADR]...    120,000       6,525,000
    Warner-Lambert Co. ............    150,000       8,250,000
                                                  ------------
                                                    16,713,750
                                                  ------------
PRINTING & PUBLISHING -- 1.1%
    Deluxe Corp. ..................    120,000       4,260,000
                                                  ------------
RESTAURANTS -- 1.2%
    Brinker International, Inc.*...    300,000       4,500,000
                                                  ------------

LORD ABBETT GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
RETAIL & MERCHANDISING -- 4.1%
    May Department Stores Co. .....     90,000    $  3,937,500
    Payless Shoesource, Inc.*......    150,000       4,762,500
    Sears Roebuck & Co. ...........     60,000       2,917,500
    Toys 'R' Us, Inc.*.............    120,000       3,420,000
                                                  ------------
                                                    15,037,500
                                                  ------------
TELECOMMUNICATIONS -- 4.0%
    AT&T Corp. ....................     90,000       5,580,000
    Lucent Technologies, Inc. .....     40,000       1,515,000
    MCI Communications Corp. ......    300,000       7,687,500
                                                  ------------
                                                    14,782,500
                                                  ------------
UTILITIES -- 4.5%
    Central & South West Corp. ....    180,000       5,220,000
    Cinergy Corp. .................    210,000       6,720,000
    Ohio Edison Co. ...............    225,000       4,921,875
                                                  ------------
                                                    16,861,875
                                                  ------------
TOTAL COMMON STOCK
  (COST $299,705,451)..............                332,115,762
                                                  ------------
PREFERRED STOCK -- 2.4%
INDUSTRIAL PRODUCTS -- 1.2%
    Sonoco Products Co.
      $2.25 [CVT]..................     75,000       4,518,750
                                                  ------------

                                      SHARES         VALUE
                                     ---------    ------------
OIL & GAS -- 1.2%
    Atlantic Richfield Co. 9.01%
      [CVT]........................    180,000    $  4,387,500
                                                  ------------
TOTAL PREFERRED STOCK
  (COST $8,591,249)................                  8,906,250
                                                  ------------
SHORT TERM INVESTMENTS -- 7.4%
    Temporary Investment
      Cash Fund....................  13,766,124     13,766,124
    Temporary Investment Fund......  13,766,124     13,766,124
                                                  ------------
      (COST $27,532,248)...........                 27,532,248
                                                  ------------

                                          PAR
                              MATURITY   (000)
                              ---------  ------
U.S. TREASURY OBLIGATIONS -- 2.2%
    U.S. Treasury Bonds
      7.875%
      (COST $8,267,658).....  02/15/21   $7,500      8,219,527
                                                  ------------
TOTAL INVESTMENTS -- 101.2%
  (COST $344,096,606)..................            376,773,787
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.2%)...............             (4,640,901)
                                                  ------------
NET ASSETS -- 100.0%...................           $372,132,886
                                                  ============

--------------------------------------------------------------------------------
* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                      ---------   ------------
COMMON STOCK -- 92.6%
AEROSPACE -- 5.5%
    Boeing Co. ......................   275,800   $ 24,029,075
    McDonnell Douglas Corp. .........   107,100      5,194,350
    Textron, Inc. ...................    56,850      4,540,894
                                                  ------------
                                                    33,764,319
                                                  ------------
AIRLINES -- 2.5%
    AMR Corp.*.......................    57,825      5,262,075
    Trans World Airlines, Inc.*......   482,700      6,878,475
    UAL Corp.*.......................    54,200      2,913,250
                                                  ------------
                                                    15,053,800
                                                  ------------
BEVERAGES -- 5.4%
    Coca-Cola Co. ...................   297,200     14,525,650
    Coca-Cola Enterprises, Inc. .....   151,850      5,257,806
    Pepsico, Inc. ...................   370,700     13,113,512
                                                  ------------
                                                    32,896,968
                                                  ------------
CHEMICALS -- 7.3%
    Cytec Industries, Inc.*..........   212,525     18,170,887
    Monsanto Co. ....................   537,125     17,456,563
    Praxair, Inc. ...................   206,900      8,741,525
                                                  ------------
                                                    44,368,975
                                                  ------------
CLOTHING & APPAREL -- 2.2%
    Designer Holdings Ltd.*..........    49,350      1,313,944
    Gucci Group NV...................   185,950     11,993,775
    St. John Knits, Inc. ............     7,375        329,109
                                                  ------------
                                                    13,636,828
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 11.6%
    Cisco Systems, Inc.*.............   283,950     16,078,669
    Edify Corp.*.....................    13,875        367,688
    First Data Corp. ................   252,500     20,105,313
    Microsoft Corp.*.................   195,225     23,451,403
    Oracle Systems Corp. ............    36,750      1,449,328
    Parametric Technology Corp. .....    71,025      3,080,709
    Remedy Corp.*....................    29,150      2,127,950
    Sapient Corp.*...................    80,300      3,392,675
    Shiva Corp.*.....................     6,800        544,000
                                                  ------------
                                                    70,597,735
                                                  ------------
ELECTRONIC COMPONENTS &
  EQUIPMENT -- 2.7%
    Diebold, Inc. ...................    73,650      3,553,613
    General Electric Co. ............   151,225     13,080,963
                                                  ------------
                                                    16,634,576
                                                  ------------
ENTERTAINMENT & LEISURE -- 0.8%
    Trump Hotels & Casino
      Resorts, Inc.*.................   164,000      4,674,000
                                                  ------------
FINANCIAL-BANK & TRUST -- 12.9%
    Bank Plus Corp.*.................   670,609      5,867,829
    Chase Manhattan Corp. ...........   281,450     19,877,406
    Citicorp.........................   253,445     20,940,893
    Wells Fargo & Co. ...............   134,083     32,029,077
                                                  ------------
                                                    78,715,205
                                                  ------------

                                       SHARES        VALUE
                                      ---------   ------------
FINANCIAL SERVICES -- 9.8%
    Associates First Capital
      Corp.*.........................   176,200   $  6,629,525
    Charles Schwab Corp. ............   123,375      3,022,688
    Federal Home Loan Mtge. Corp. ...    10,175        869,963
    Federal National Mtge. Assoc. ...   360,860     12,088,810
    First USA Paymentech, Inc.*......    96,550      3,862,000
    Merrill Lynch & Co., Inc. .......   362,500     23,607,812
    Morgan Stanley Group, Inc. ......   105,500      5,182,688
    Reuters Holdings PLC [ADR].......    22,725      1,647,562
    Student Loan Marketing Assoc. ...    40,325      2,984,050
                                                  ------------
                                                    59,895,098
                                                  ------------
HEALTHCARE SERVICES -- 1.4%
    Oxford Health Plans, Inc. .......   207,075      8,515,959
                                                  ------------
HOTELS & MOTELS -- 1.5%
    HFS, Inc.*.......................   131,250      9,187,500
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
    Medtronic, Inc. .................    26,525      1,485,400
                                                  ------------
METALS & MINING -- 1.7%
    Potash Corp. of
      Saskatchewan, Inc. ............   154,175     10,214,094
                                                  ------------
MISCELLANEOUS -- 2.2%
    Flightsafety International,
      Inc. ..........................   248,325     13,471,631
                                                  ------------
OFFICE EQUIPMENT -- 1.9%
    Alco Standard Corp. .............    49,750      2,251,188
    Danka Business Systems PLC
      [ADR]..........................   322,725      9,439,706
                                                  ------------
                                                    11,690,894
                                                  ------------
PHARMACEUTICALS -- 9.8%
    Amgen, Inc.*.....................   225,025     12,151,350
    Centocor, Inc.*..................   277,525      8,291,059
    Lilly, (Eli) & Co. ..............   331,050     21,518,250
    Pfizer, Inc. ....................   249,975     17,841,966
                                                  ------------
                                                    59,802,625
                                                  ------------
PRINTING & PUBLISHING -- 1.7%
    Gartner Group, Inc. Cl-A*........   289,800     10,613,925
                                                  ------------
RESTAURANTS -- 0.5%
    Lone Star Steakhouse & Saloon*...     7,775        293,506
    Starbucks Corp.*.................   106,700      3,014,275
                                                  ------------
                                                     3,307,781
                                                  ------------
RETAIL & MERCHANDISING -- 5.4%
    Fila Holding SPA [ADR]...........   209,375     18,058,594
    Nike, Inc. Cl-B..................   146,450     15,047,737
                                                  ------------
                                                    33,106,331
                                                  ------------
TELECOMMUNICATIONS -- 5.1%
    Ascend Communications, Inc.*.....   303,525     17,073,281
    MFS Communications Co., Inc. ....    27,800      1,045,975
    U.S. Robotics Corp.*.............   146,925     12,562,086
    U.S. Satellite Broadcasting
      Co., Inc.*.....................    16,600        626,650
                                                  ------------
                                                    31,307,992
                                                  ------------

JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                      ---------   ------------
UTILITIES -- 0.5%
    PECO Energy Co. .................   107,800   $  2,802,800
                                                  ------------
TOTAL COMMON STOCK
  (COST $444,629,038)................              565,744,436
                                                  ------------
PREFERRED STOCK -- 0.6%
FINANCIAL SERVICES
    American Express 6.25% [CVT]
      (COST $2,780,360)..............    56,000      3,675,000
                                                  ------------
FOREIGN STOCK -- 1.3%
AUTOMOBILE MANUFACTURERS
    Porsche AG -- (DEM)*
      (COST $8,294,264)..............    13,419      8,048,223
                                                  ------------
SHORT TERM INVESTMENTS -- 0.0%
    Temporary Investment Cash Fund...    35,111         35,111
    Temporary Investment Fund........    35,111         35,111
                                                  ------------
      (COST $70,222).................                   70,222
                                                  ------------

                                         PAR
                            MATURITY    (000)
                            --------   -------
COMMERCIAL PAPER -- 7.0%
    American Express Co.
      5.32%...............  07/01/96   $10,000      10,000,000
    Federal Home Loan
      Mtge Corp.
      5.48%...............  07/01/96     5,000       5,000,000

                                         PAR
                            MATURITY    (000)        VALUE
                            --------   -------    ------------
    Ford Motor Credit Co.
      5.49%...............  07/01/96   $27,900    $ 27,900,000
                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $42,900,000)................                42,900,000
                                                  ------------
TOTAL INVESTMENTS -- 101.5%
  (COST $498,673,884)...............               620,437,881
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.5%)............                (9,413,656)
                                                  ------------
NET ASSETS -- 100.0%................              $611,024,225
                                                  ============

Foreign currency exchange contracts outstanding at June 30, 1996:

                  PRINCIPAL
                   AMOUNT        CONTRACTED                      UNREALIZED
                   COVERED        EXCHANGE      EXPIRATION      APPRECIATION
TYPE             BY CONTRACT        RATE          MONTH        (DEPRECIATION)
-----------------------------------------------------------------------------
Buy      DEM     $7,142,391        1.4701          08/96         $ (215,068)
Sell     DEM     13,803,361        1.4436          08/96            655,976
                                                                 ----------
                                                                 $  440,908
                                                                 ==========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                            MATURITY    (000)        VALUE
                            --------   -------    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 35.2%
FEDERAL HOME LOAN BANK -- 6.1%
      5.52%...............  07/01/96   $34,795    $ 34,795,000
                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 16.2%
      5.52%...............  07/01/96    12,660      12,660,000
      5.25%...............  07/15/96    20,000      19,959,166
      5.27%...............  07/22/96    15,000      14,953,887
      5.28%...............  07/22/96    15,000      14,953,800
      5.29%...............  07/25/96    10,000       9,964,733
      5.28%...............  07/31/96    10,000       9,956,000
      5.30%...............  08/12/96    10,000       9,938,167
                                                  ------------
                                                    92,385,753
                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 12.9%
      5.25%...............  07/11/96     5,000       4,998,482
      5.26%...............  07/12/96     9,115       9,100,350
      5.22%...............  07/18/96    10,000       9,975,350
      5.30%...............  08/06/96     7,500       7,460,250
      5.30%...............  08/08/96     7,500       7,458,041
      5.60%...............  11/01/96     6,000       5,996,684
      5.45%...............  11/15/96     5,000       4,998,412
      5.30%...............  12/26/96    14,000      13,985,368
      5.55%...............  06/11/97    10,000       9,992,677
                                                  ------------
                                                    73,965,614
                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (COST $201,146,367)...............               201,146,367
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 0.9%
U.S. TREASURY
  BILLS -- 0.0%
      4.85%...............  07/25/96        10           9,968
      4.95%...............  07/25/96       283         282,066
                                                  ------------
                                                       292,034
                                                  ------------
U.S. TREASURY
  NOTES -- 0.9%
      7.50%...............  01/31/97     5,000       5,067,215
                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $5,359,249).................                 5,359,249
                                                  ------------
CERTIFICATES OF DEPOSIT -- 10.3%
    Bank National de Paris
      New York
      5.38%...............  08/07/96    10,000      10,000,000
    Bank of New York
      Co., Inc.
      5.55%...............  04/01/97     5,000       4,997,385
    Canadian Imperial Bank
      5.41%...............  08/26/96    10,000      10,000,000
    National Bank of
      Australia
      5.75%...............  10/02/96     5,000       4,998,416
    National Westminster
      Bank New York
      5.40%...............  08/20/96    10,000      10,000,138
    Royal Bank of Canada
      5.81%...............  05/13/97     4,000       3,999,668

                                         PAR
                            MATURITY    (000)        VALUE
                            --------   -------    ------------
    Societe Generale New
      York
      5.65%...............  04/01/97   $15,000    $ 15,002,956
                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $58,998,563)................                58,998,563
                                                  ------------
COMMERCIAL PAPER -- 51.6%
BEVERAGES -- 7.8%
    Coca-Cola Co.
      5.35%...............  08/08/96    10,000       9,943,528
    Pepsico, Inc.
      5.35%...............  08/12/96    15,000      14,906,375
    Seagram, Joseph E. &
      Sons, Inc.
      5.40%...............  07/30/96    20,000      19,913,000
                                                  ------------
                                                    44,762,903
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.8%
    General Electric Co.
      5.31%...............  07/03/96     7,500       7,497,788
    Hewlett-Packard Co.
      5.25%...............  08/30/96    20,000      19,825,000
                                                  ------------
                                                    27,322,788
                                                  ------------
ENTERTAINMENT & LEISURE -- 3.0%
    Walt Disney Co.
      5.25%...............  07/08/96    12,000      11,987,750
      5.28%...............  08/05/96     5,000       4,974,333
                                                  ------------
                                                    16,962,083
                                                  ------------
FINANCIAL
  SERVICES -- 20.1%
    AIG Funding
      5.33%...............  07/16/96    10,000       9,977,792
    American Express Co.
      5.32%...............  07/24/96    10,000       9,966,011
    Cades Be
      5.35%...............  08/21/96    20,000      19,848,417
    Commerzbank
      5.28%...............  07/15/96    10,000       9,979,467
    Ford Motor Credit Co.
      5.34%...............  07/16/96    20,000      19,955,500
    General Electric
      Capital Corp.
      5.33%...............  07/09/96    10,000       9,988,156
    National Australia
      Funding, Inc.
      5.36%...............  07/25/96    10,000       9,964,267
    UBS Finance, Inc.
      5.55%...............  07/01/96    25,000      25,000,000
                                                  ------------
                                                   114,679,610
                                                  ------------
FINANCIAL-BANK & TRUST -- 6.5%
    Bayerische Landesbank [VR]
      5.29%...............  01/15/97     5,000       4,998,286
    Bayerische Vereinsbank
      5.31%...............  07/03/96    17,000      16,994,985

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                            MATURITY    (000)        VALUE
                            --------   -------    ------------
    Chase Manhattan Corp.
      5.40%...............  09/09/96   $10,000    $  9,895,000
    Comerica Bank of
      Detroit, Michigan
      5.70%...............  09/03/96     5,000       4,999,410
                                                  ------------
                                                    36,887,681
                                                  ------------
PHARMACEUTICALS -- 4.5%
    Glaxo Wellcome PLC
      5.30%...............  08/13/96    20,000      19,873,389
    Lilly, (Eli) & Co.
      5.35%...............  07/01/96     6,000       6,000,000
                                                  ------------
                                                    25,873,389
                                                  ------------
RETAIL & MERCHANDISING -- 1.4%
    Toys 'R' Us, Inc.
      5.30%...............  07/09/96     8,000       7,990,578
                                                  ------------

                                         PAR
                            MATURITY    (000)        VALUE
                            --------   -------    ------------
UTILITIES -- 3.5%
    Southern Co.
      5.40%...............  07/02/96   $20,000    $ 19,997,000
                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $294,476,032)...............               294,476,032
                                                  ------------
TIME DEPOSITS -- 2.1%
FINANCIAL-BANK & TRUST
    NationsBank Corp.
      4.90%
    (COST $11,996,525)....  02/05/97    12,000      11,996,525
                                                  ------------
TOTAL INVESTMENTS -- 100.1%
  (COST $571,976,736)...............               571,976,736
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.1%)............                  (758,844)
                                                  ------------
NET ASSETS -- 100.0%................              $571,217,892
                                                  ============

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

FEDERATED UTILITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
COMMON STOCK -- 81.2%
AUTOMOBILE MANUFACTURERS -- 1.2%
    Ford Motor Co. ....................  46,200  $  1,495,725
                                                 ------------
COMPUTER SERVICES & SOFTWARE -- 0.7%
    Electronic Data Systems Corp. .....  15,931       856,291
                                                 ------------
FINANCIAL-BANK & TRUST -- 1.0%
    Mellon Bank Corp. .................  21,100     1,202,700
                                                 ------------
FOOD -- 1.7%
    Philip Morris Companies, Inc. .....  20,400     2,121,600
                                                 ------------
OIL & GAS -- 4.0%
    Exxon Corp. .......................  28,200     2,449,875
    New Jersey Resources Corp. ........   8,300       238,625
    Panenergy Corp. ...................  28,500       936,938
    Williams Companies, Inc. ..........  25,000     1,237,500
                                                 ------------
                                                    4,862,938
                                                 ------------
REAL ESTATE -- 1.9%
    Meditrust Corp. [REIT].............  68,000     2,269,500
                                                 ------------
TELECOMMUNICATIONS -- 25.2%
    Ameritech Corp. ...................  71,800     4,263,125
    AT&T Corp. ........................  80,600     4,997,200
    BellSouth Corp. ................... 133,100     5,640,113
    Cia de Telecomunicaciones de Chile
      SA [ADR].........................  13,300     1,305,063
    GTE Corp. ......................... 113,700     5,088,075
    MCI Communications Corp. .......... 124,600     3,192,875
    Pacific Telesis Group..............  72,000     2,430,000
    SBC Communications, Inc. ..........  50,000     2,462,500
    Telcomunicacoes Brasileras [ADR]...  18,400     1,281,100
                                                 ------------
                                                   30,660,051
                                                 ------------
UTILITIES -- 0.4%
    American Water Works Co., Inc. ....  10,800       434,700
                                                 ------------
UTILITIES -- ELECTRIC -- 39.0%
    Cinergy Corp. .....................  43,400     1,388,800
    CMS Energy Corp. .................. 113,700     3,510,488
    DPL, Inc. ......................... 131,600     3,207,750
    DQE, Inc. .........................  92,750     2,550,625
    Duke Power Co. ....................  94,200     4,827,750
    FPL Group, Inc. ................... 109,600     5,041,600
    General Public Utilities Corp. ....  51,900     1,829,475
    Illinova Corp. .................... 102,600     2,949,750
    Korea Electric Power Corp. [ADR]...  53,000     1,285,250
    National Power PLC [ADR]...........  78,300     1,908,563
    NIPSCO Industries, Inc. ...........  67,200     2,704,800
    Pacificorp.........................  87,400     1,944,650
    PECO Energy Co. ...................  87,500     2,275,000
    Pinnacle West Capital Co. ......... 115,800     3,517,425
    Southern Co. ...................... 122,100     3,006,713
    Teco Energy, Inc. ................. 101,900     2,572,975
    Texas Utilities Co. ...............  69,800     2,983,950
                                                 ------------
                                                   47,505,564
                                                 ------------

                                        SHARES      VALUE
                                        -------  ------------
UTILITIES -- GAS -- 6.1%
    Enron Corp. .......................  61,900  $  2,530,163
    MCN Corp. ......................... 102,200     2,491,121
    Pacific Enterprises................  82,500     2,444,063
                                                 ------------
                                                    7,465,347
                                                 ------------
TOTAL COMMON STOCK
  (COST $88,053,245)...................            98,874,416
                                                 ------------
PREFERRED STOCK -- 10.3%
ENVIRONMENTAL SERVICES -- 1.2%
    Browning-Ferris Industries, Inc.
      7.25% [CVT]......................  44,700     1,419,225
                                                 ------------
FINANCIAL SERVICES -- 5.2%
    Merrill Lynch & Co., Inc. [CVT]
      6.00%............................  30,200       668,175
      7.25%............................  11,200       634,200
      $3.12............................  38,100     2,057,400
    Noram Financing 6.25% [CVT]........  15,000       813,750
    SunAmerica, Inc. $3.10 [CVT].......  29,500     2,205,125
                                                 ------------
                                                    6,378,650
                                                 ------------
INDUSTRIAL PRODUCTS -- 1.0%
    Coeur d'Arlene Mines Corp. [CVT]
      7.00%............................  58,600     1,157,350
                                                 ------------
OIL & GAS -- 1.6%
    Sun Co., Inc. $1.80 [CVT]..........  15,900       469,050
    Wiliams Companies,
      Inc. $3.50 [CVT].................  19,500     1,547,813
                                                 ------------
                                                    2,016,863
                                                 ------------
PAPER & FOREST PRODUCTS -- 0.8%
    International Paper Co. 5.25% [CVT]
      144A.............................  10,000       445,540
    International Paper Co. 5.25%
      [CVT]............................  11,200       492,800
                                                 ------------
                                                      938,340
                                                 ------------
TELECOMMUNICATIONS -- 0.5%
    Salomon, Inc. 7.625% [CVT].........  21,800       594,050
                                                 ------------
TOTAL PREFERRED STOCK
  (COST $12,009,261)...................            12,504,478
                                                 ------------
                                                     PAR
                                        MATURITY    (000)
                                        -------  ------------
CORPORATE OBLIGATIONS -- 5.8%
COMPUTER HARDWARE -- 0.5%
    3Com Corp. [CVT] 144A
      10.25%................. 11/01/01    $  420      649,950
                                                 ------------

FEDERATED UTILITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                              MATURITY   (000)       VALUE
                              --------  --------  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.8%
    Altera Corp. [CVT] 144A
      5.75%.................. 06/15/02    $1,155  $  1,157,887
    Solectron Corp. [CVT]
      144A
      6.00%.................. 03/01/06     1,200     1,101,000
                                                  ------------
                                                     2,258,887
                                                  ------------
FINANCIAL SERVICES -- 1.1%
    New World Infrastructure
      [CVT] 144A
      5.00%.................. 07/15/01     1,350     1,296,000
                                                  ------------
PHARMACEUTICALS -- 1.0%
    Alza Corp. [CVT]
      5.00%.................. 05/01/06     1,200     1,167,000
                                                  ------------
RETAIL & MERCHANDISING -- 1.0%
    Federated Department
      Stores, Inc. [CVT]
      5.00%.................. 10/01/03     1,010     1,166,550
                                                  ------------
SEMI-CONDUCTORS -- 0.4%
    Analog Devices, Inc.
      [CVT]
      3.50%.................. 12/01/00       480       549,600
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
    (COST $7,283,595).................               7,087,987
                                                  ------------

                                          PAR
                              MATURITY   (000)       VALUE
                              --------  --------  ------------
REPURCHASE AGREEMENT -- 4.4%
    HSBC Securities, Inc.
      5.30% dated 06/28/96,
      repurchase price
      $5,407,387
      (Collateralized by U.S.
      Treasury Note, par
      value $5,555,000,
      market value $5,559,453
      due 04/30/01) (COST
      $5,405,000)............ 07/01/96    $5,405  $  5,405,000
                                                  ------------
TOTAL INVESTMENTS -- 101.7%
    (COST $112,751,101)...............             123,871,881
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.7%)....................              (2,094,239)
                                                  ------------
NET ASSETS -- 100.0%..................            $121,777,642
                                                  ============

--------------------------------------------------------------------------------
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 3.8% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST PHOENIX BALANCED ASSET PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
COMMON STOCK -- 58.1%
AEROSPACE -- 2.2%
    Boeing Co. ........................  35,000  $  3,049,375
    United Technologies Corp. .........  25,000     2,875,000
                                                   ----------
                                                    5,924,375
                                                   ----------
AIRLINES -- 1.0%
    AMR Corp.*.........................  30,000     2,730,000
                                                   ----------
BEVERAGES -- 1.6%
    Pepsico, Inc. ..................... 119,500     4,227,313
                                                   ----------
BUSINESS SERVICES -- 1.5%
    Equifax, Inc. .....................  53,500     1,404,375
    Manpower, Inc. ....................  67,900     2,665,075
                                                   ----------
                                                    4,069,450
                                                   ----------
CHEMICALS -- 0.9%
    Monsanto Co. ......................  75,000     2,437,500
                                                   ----------
COMPUTER SERVICES & SOFTWARE -- 6.2%
    Cisco Systems, Inc.*...............  47,100     2,667,037
    Computer Associates
      International, Inc. .............  34,200     2,436,750
    First Data Corp. ..................  40,600     3,232,775
    HBO & Co. .........................  50,400     3,414,600
    Microsoft Corp.*...................  21,100     2,534,637
    Netscape Communications Corp.*.....  34,900     2,172,525
                                                   ----------
                                                   16,458,324
                                                   ----------
COMPUTER HARDWARE -- 1.1%
    Sun Microsystems, Inc.*............  48,200     2,837,775
                                                   ----------
CONGLOMERATES -- 1.1%
    Procter & Gamble Co. ..............  32,000     2,900,000
                                                   ----------
CONSTRUCTION -- 0.8%
    Fluor Corp. .......................  32,200     2,105,075
                                                   ----------
CONSUMER PRODUCTS & SERVICES -- 1.6%
    Corrections Corp. of America*......  21,200     1,484,000
    Gillette Co. ......................  44,400     2,769,450
                                                   ----------
                                                    4,253,450
                                                   ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    General Electric Co. ..............  20,000     1,730,000
    Hewlett-Packard Co. ...............  35,100     3,496,837
    Raychem Corp. .....................  20,000     1,437,500
    Waters Corp.*......................  76,600     2,527,800
                                                   ----------
                                                    9,192,137
                                                   ----------
ENTERTAINMENT & LEISURE -- 0.5%
    Walt Disney Co. ...................  21,600     1,358,100
                                                   ----------
ENVIRONMENTAL SERVICES -- 0.3%
    WMX Technologies, Inc. ............  25,000       818,750
                                                   ----------
FINANCIAL-BANK & TRUST -- 2.0%
    Citicorp...........................  34,000     2,809,250
    NationsBank Corp. .................  31,200     2,577,900
                                                   ----------
                                                    5,387,150
                                                   ----------

                                        SHARES      VALUE
                                        -------  ------------
FINANCIAL SERVICES -- 1.7%
    Donaldson, Lufkin & Jenrette,
      Inc. ............................  16,700  $    517,700
    Green Tree Financial Corp. ........  41,200     1,287,500
    SunAmerica, Inc. ..................  44,900     2,536,850
                                                   ----------
                                                    4,342,050
                                                   ----------
FOOD -- 1.1%
    Philip Morris Companies, Inc. .....  28,500     2,964,000
                                                   ----------
HOTELS & MOTELS -- 2.1%
    HFS, Inc.*.........................  41,800     2,926,000
    Interstate Hotels Co.*.............  53,300     1,185,925
    Marriott International, Inc. ......  25,000     1,343,750
                                                   ----------
                                                    5,455,675
                                                   ----------
INSURANCE -- 2.0%
    American International
      Group, Inc. .....................  25,000     2,465,625
    Travelers Group, Inc. .............  61,850     2,821,906
                                                   ----------
                                                    5,287,531
                                                   ----------
MACHINERY & EQUIPMENT -- 0.9%
    Dover Corp. .......................  52,800     2,435,400
                                                   ----------
MEDICAL SUPPLIES & EQUIPMENT -- 2.8%
    Guidant Corp. .....................  54,800     2,698,900
    Manor Care, Inc. ..................  36,500     1,437,188
    Medtronic, Inc. ...................  58,100     3,253,600
                                                   ----------
                                                    7,389,688
                                                   ----------
OFFICE EQUIPMENT -- 1.1%
    Xerox Corp. .......................  54,300     2,905,050
                                                   ----------
OIL & GAS -- 6.5%
    Anadarko Petroleum Corp. ..........  24,000     1,392,000
    Apache Corp. ......................  41,700     1,370,888
    Baker Hughes, Inc. ................  73,000     2,399,875
    Consolidated Natural Gas Co. ......  20,400     1,065,900
    Enron Corp. .......................  69,800     2,203,075
    Ensco International, Inc.*.........  44,400     1,443,000
    Halliburton Co. ...................  50,500     2,802,750
    Louisiana Land & Exploration
      Co. .............................  15,000       864,375
    Schlumberger Ltd. .................  36,800     3,100,400
    Sonat, Inc. .......................  11,900       535,500
                                                   ----------
                                                   17,177,763
                                                   ----------
PHARMACEUTICALS -- 5.6%
    American Home Products Corp. ......  50,000     3,006,250
    Genzyme Corp.*.....................  20,000     1,005,000
    Johnson & Johnson..................  60,000     2,970,000
    Lilly, (Eli) & Co. ................  38,800     2,522,000
    Merck & Co., Inc. .................  40,000     2,585,000
    Pfizer, Inc. ......................  36,200     2,583,775
                                                   ----------
                                                   14,672,025
                                                   ----------
RETAIL & MERCHANDISING -- 5.6%
    Autozone, Inc.*....................  95,600     3,322,100
    Federated Department Stores,
      Inc.*............................  75,000     2,559,375

AST PHOENIX BALANCED ASSET PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES      VALUE
                                        -------  ------------
    Melville Corp. ....................  30,000  $  1,215,000
    Nike, Inc. Cl-B....................  30,000     3,082,500
    Petsmart, Inc.*....................  34,000     1,623,500
    Staples, Inc.*.....................  60,000     1,170,000
    TJX Companies, Inc. ...............  50,000     1,687,500
                                                 ------------
                                                   14,659,975
                                                 ------------
SEMI-CONDUCTORS -- 0.7%
    Intel Corp. .......................  25,900     1,902,032
                                                 ------------
TELECOMMUNICATIONS -- 3.7%
    AT&T Corp. ........................  50,800     3,149,600
    McLeod, Inc. Cl-A*.................  77,000     1,848,000
    Newbridge Networks Corp.*..........  37,700     2,469,350
    U.S. Robotics, Inc.*...............  25,400     2,171,700
                                                 ------------
                                                    9,638,650
                                                 ------------
TOTAL COMMON STOCK
  (COST $141,844,129)..................           153,529,238
                                                 ------------

                                           PAR
                               MATURITY   (000)
                               --------- --------
CORPORATE OBLIGATIONS -- 0.2%
TELECOMMUNICATIONS -- 0.1%
    Rogers Communications,
      Inc. Sr. Notes
      9.125%..................  01/15/06 $    200       186,000
                                                  -------------
TRANSPORTATION -- 0.1%
    Teekay Shipping Corp.
      8.32%...................  02/01/08      330       310,200
                                                  -------------
TOTAL CORPORATE OBLIGATIONS
  (COST $529,275).......................                496,200
                                                  -------------
MUNICIPAL OBLIGATIONS -- 2.0%
    Kergen County, CA Pension
      Obligation
      7.26%...................  08/15/14      370       356,125
    Long Beach, CA Pension
      Obligation
      6.87%...................  09/01/06      200       194,500
    Miami Beach, FL Special
      Obligation (Pension
      Funding Project)
      8.60%...................  09/01/21      780       835,575
    Michigan Public Power
      Agency Revenue (Belle
      River Project)
      5.25%...................  01/01/18      400       362,000
    Newport News, VA General
      Obligation
      7.05%...................  01/15/25    1,000       922,500
    Orange County, CA Pension
      Obligation
      7.62%...................  09/01/08      950       958,312
    San Bernardino County, CA
      Pension Obligation
      6.87%...................  08/01/08      100        96,750
      6.94%...................  08/01/09      270       261,900

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    South Carolina State
      Public Service Authority
      Revenue
      5.00%...................  01/01/25 $    305 $     263,444
    University of Miami, FL
      Revenue [VR]
      7.65%...................  04/01/20      905       883,506
    Ventura County, CA Pension
      Obligation
      6.54%...................  11/01/05      235       226,188
                                                  -------------
TOTAL MUNICIPAL OBLIGATIONS
  (COST $5,542,274).....................              5,360,800
                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.3%
FEDERAL HOME LOAN BANK -- 2.4%
      5.27%...................  07/29/96    6,425     6,398,665
                                                  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 1.9%
      7.50%...................  08/15/23      272       268,052
      6.50%...................  10/15/23      737       686,873
      6.50%...................  11/15/23    1,833     1,707,737
      6.50%...................  12/15/23    2,331     2,171,043
      6.50%...................  02/15/24      236       219,803
                                                  -------------
                                                      5,053,508
                                                  -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $11,682,213)....................             11,452,173
                                                  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.3%
    Airplanes Pass Through
      Trust
      10.875%.................  03/15/19      100       104,250
    CS First Boston Mtge.
      Securities Corp.
      7.182%..................  11/25/27      451       435,563
    Donaldson Lufkin &
      Jenrette Mtge.
      Acceptance Corp.
      7.58%...................  12/27/27      575       576,437
    GE Capital Mtge. Services,
      Inc.
      7.25%...................  05/01/26      999       932,460
    Green Tree Financial Corp.
      7.60%...................  04/15/27      750       737,983
      7.40%...................  06/15/27      860       853,012
    Lehman Brothers Commercial
      Conduit Mtge. Trust
      7.184%..................  01/25/05      350       340,594
    Merrill Lynch Mtge.
      Investors, Inc.
      7.148%..................  12/26/25      750       722,930
      7.42%...................  04/25/28    1,050     1,032,937
    Merrill Lynch Mtge.
      Investors, Inc. Cl-B
      7.645%..................  06/15/21      241       240,924
    Nationslink Funding Corp.
      7.69%...................  12/20/05      800       799,500

AST PHOENIX BALANCED ASSET PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Residential Funding Mtge.
      Securities Inc.
      7.10%...................  01/25/26 $  1,000 $     932,969
      7.25%...................  02/25/26      997       939,302
    Resolution Trust Corp.
      8.75%...................  05/25/24      350       358,258
      6.90%...................  02/25/27      425       405,742
      6.80%...................  05/25/27      970       925,536
      7.15%...................  05/25/29      404       397,097
    Securitized Asset Sales,
      Inc.
      6.807%..................  11/28/23      982       881,048
    Structured Asset
      Securities Corp.
      7.375%..................  09/25/24    1,500     1,451,250
      6.525%..................  02/25/28      860       818,075
                                                  -------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (COST $14,235,546)....................             13,885,867
                                                  -------------
U.S. TREASURY OBLIGATIONS -- 17.1%
U.S. TREASURY BONDS -- 1.1%
      6.25%...................  08/15/23    3,250     2,948,042
                                                  -------------
U.S. TREASURY NOTES -- 16.0%
      4.75%...................  02/15/97    4,000     3,977,800
      5.75%...................  09/30/97   10,000     9,982,300
      5.125%..................  04/30/98    2,500     2,461,099
      5.125%..................  12/31/98    3,300     3,218,985
      6.375%..................  05/15/99    4,450     4,460,502
      5.50%...................  04/15/00    2,350     2,282,626
      6.25%...................  02/15/03    3,200     3,147,072
      7.25%...................  05/15/04    5,200     5,391,463
      6.50%...................  08/15/05    2,100     2,071,461
      6.875%..................  05/15/06    4,040     4,084,197
      6.00%...................  02/15/26    1,375     1,219,556
                                                  -------------
                                                     42,297,061
                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $45,868,819)....................             45,245,103
                                                  -------------
SOVEREIGN ISSUES -- 2.3%
ARGENTINA -- 0.5%
    Republic of Argentina
      Disc. [FRB, BRB]
      6.5625%.................  03/31/23      500       349,687
    Republic of Argentina
      [FRB, BRB]
      6.3125%.................  03/31/05      644       502,734
    Republic of Argentina Par
      [STEP, BRB]
      5.25%...................  03/31/23      750       411,563
                                                  -------------
                                                      1,263,984
                                                  -------------
BRAZIL -- 0.3%
    Republic of Brazil
      Capitalization [BRB]
      8.00%...................  04/15/14      379       234,414

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    Republic of Brazil Disc.
      [FRB, BRB]
      6.50%...................  04/15/24 $    350 $     248,719
    Republic of Brazil Par
      Bond
      5.00%...................  04/15/24      500       277,500
                                                  -------------
                                                        760,633
                                                  -------------
COLUMBIA -- 0.4%
    Financiera Energy Nacional
      144A
      9.00%...................  11/08/99      390       399,750
    Republic of Columbia
      7.25%...................  02/15/03      250       235,937
      7.25%...................  02/23/04      425       395,250
                                                  -------------
                                                      1,030,937
                                                  -------------
MEXICO -- 0.3%
    United Mexican States Cl-A
      [BRB]
      6.25%...................  12/31/19    1,450       940,688
                                                  -------------
NETHERLANDS -- 0.2%
    Asia Pulp & Paper Co.
      11.75%..................  10/01/05      500       516,250
                                                  -------------
PANAMA -- 0.3%
    Republic of Panama
      Interest Reduction Bond
      3.50%...................  07/17/14      700       390,250
    Republic of Panama Past
      Due Interest Bond
      6.75%...................  07/17/16      650       397,313
                                                  -------------
                                                        787,563
                                                  -------------
PHILIPPINES -- 0.3%
    Philippines [BRB]
      6.8125%.................  01/05/05      450       432,984
      6.25%...................  12/01/17      500       398,750
                                                  -------------
                                                        831,734
                                                  -------------
TOTAL SOVEREIGN ISSUES
  (COST $5,937,158).....................              6,131,789
                                                  -------------
COMMERCIAL PAPER -- 10.4%
    Allied-Signal, Inc.
      5.40%...................  07/12/96    2,250     2,246,288
    Exxon Imperial U.S., Inc.
      5.35%...................  07/03/96    1,905     1,904,434
    Greenwich Funding Corp.
      5.38%...................  07/25/96    2,550     2,540,854
    GTE North
      5.35%...................  07/02/96    2,480     2,479,631
    Heinz, (H.J.) Co.
      5.34%...................  07/23/96    1,990     1,983,506
      5.38%...................  07/30/96    3,500     3,484,831
    Kimberly-Clark Corp.
      5.33%...................  07/19/96    2,470     2,463,417

AST PHOENIX BALANCED ASSET PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)       VALUE
                               --------- -------- -------------
    McDonald's Corp.
      5.30%...................  07/01/96 $  6,000 $   6,000,000
    Receivables Capital Corp.
      5.40%...................  07/19/96    1,500     1,495,950
    Wal-Mart Stores, Inc.
      5.30%...................  07/08/96    2,785     2,782,130
                                                  -------------
TOTAL COMMERCIAL PAPER
  (COST $27,381,041)....................             27,381,041
                                                  -------------

                                                      VALUE
                                                  -------------
TOTAL INVESTMENTS -- 99.7%
  (COST $253,020,455)...................          $ 263,482,211
OTHER ASSETS LESS LIABILITIES -- 0.3%...                776,002
                                                  -------------
NET ASSETS -- 100.0%....................          $ 264,258,213
                                                  =============

--------------------------------------------------------------------------------
* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.2% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
CORPORATE OBLIGATIONS -- 89.3%
AEROSPACE -- 0.6%
    Tracor, Inc. Sr. Sub.
      Notes
      10.875%..............  08/15/01  $   650    $    690,625
                                                  ------------
AUTOMOTIVE PARTS -- 3.3%
    Aftermarket Technology
      Sr. Sub. Notes
      12.00%...............  08/01/04    1,250       1,356,250
    Exide Corp. Sr. Notes
      10.00%...............  04/15/05      975         960,375
    Fairfield Manufacturing
      Co. Sr. Sub. Notes
      11.375%..............  07/01/01      500         507,500
    Great Dane Holdings Sr.
      Sub. Debs.
      12.75%...............  08/01/01      500         482,500
    JPS Automotive Products
      Corp. Sr. Notes
      11.125%..............  06/15/01      250         257,500
    Lear Seating Corp. Sub.
      Notes
      8.25%................  02/01/02      550         526,625
                                                  ------------
                                                     4,090,750
                                                  ------------
BEVERAGES -- 0.7%
    Dr. Pepper Bottling
      Holding Co. Sr. Notes
      [ZCB]
      2.68%................  02/15/03    1,000         825,000
                                                  ------------
BROADCASTING -- 7.2%
    Allbritton
      Communications Sr.
      Sub. Debs.
      11.50%...............  08/15/04      500         512,500
    Argyle Television, Inc.
      Sr. Sub. Notes
      9.75%................  11/01/05      500         467,500
    Australis Media Ltd.
      Yankee Unit [STEP]
      8.62%................  05/15/03      350         208,250
    Chancellor Broadcasting
      Sr. Sub. Notes
      12.50%...............  10/01/04      375         413,435
    Granite Broadcasting
      Corp. Sr. Sub. Notes
      10.375%..............  05/15/05    1,000         972,500
    Heritage Media Corp.
      Sr. Sub. Notes
      8.75%................  02/15/06    1,000         932,500
    Lenfest Communications
      Sr. Sub. Notes 144A
      10.50%...............  06/15/06      300         302,250
    NWCG Holding Corp. Sr.
      Disc. Notes [ZCB]
      13.20%...............  06/15/99      300         222,000

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
    SCI Television, Inc.
      Sr. Notes
      11.00%...............  06/30/05  $ 1,150    $  1,200,310
    SFX Broadcasting Sr.
      Sub. Notes 144A
      10.75%...............  05/15/06      500         500,000
    Sinclair Broadcasting
      Group Sr. Sub. Notes
      10.00%...............  12/15/03      650         622,370
      10.00%...............  09/30/05      750         718,125
    Sullivan Broadcasting
      Sr. Sub. Notes
      10.25%...............  12/15/05      600         576,000
      13.25%...............  12/15/06      150         129,750
    Young Broadcasting
      Corp. Sr. Sub. Notes
      11.75%...............  11/15/04      250         263,125
      10.125%..............  02/15/05      750         721,875
                                                  ------------
                                                     8,762,490
                                                  ------------
BUSINESS SERVICES -- 0.6%
    Monarch Marking Systems
      Sr. Notes
      12.50%...............  07/01/03      700         743,750
                                                  ------------
CHEMICALS -- 5.0%
    Arcadian Partners L.P.
      Sr. Notes Cl-B
      10.75%...............  05/01/05      800         872,000
    Crain Industries, Inc.
      Sr. Sub. Notes
      13.50%...............  08/15/05      700         745,500
    Foamex L.P. Sr. Notes
      11.25%...............  10/01/02      550         568,563
      11.875%..............  10/01/04      250         257,500
    G-I Holdings Sr. Notes
      [ZCB]
      11.20%...............  10/01/98      671         541,832
    Harris Chemical North
      America Sr. Notes
      [STEP]
      10.25%...............  07/15/01    1,000       1,005,000
    Polymer Group, Inc. Sr.
      Notes
      12.25%...............  07/15/02      600         645,000
    RBX Corp. Sr. Sub.
      Notes
      11.25%...............  10/15/05      800         760,000
    Texas Petrochemicals
      Corp. Sr. Sub. Notes
      144A
      11.125%..............  07/01/06      400         400,000
    Uniroyal Technology Sr.
      Notes
      11.75%...............  06/01/03      425         384,625
                                                  ------------
                                                     6,180,020
                                                  ------------

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
CLOTHING & APPAREL -- 2.8%
    Collins & Aikman
      Products Sr. Sub.
      Notes
      11.50%...............  04/15/06  $   850    $    865,938
    Dan River, Inc.
      Sr. Sub. Notes
      10.125%..............  12/15/03      900         874,125
    Westpoint Stevens, Inc.
      Sr. Sub. Debs.
      9.375%...............  12/15/05    1,750       1,706,250
                                                  ------------
                                                     3,446,313
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 0.9%
    Alvey Systems, Inc. Sr.
      Sub. Notes
      11.375%..............  01/31/03    1,025       1,050,625
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 4.0%
    Cabot Safety Corp. Sr.
      Sub. Notes
      12.50%...............  07/15/05      750         830,625
    Herff Jones, Inc.
      Sr. Sub. Notes
      11.00%...............  08/15/05      550         569,250
    Hosiery Corp. of
      America, Inc. Sr.
      Sub. Notes
      13.75%...............  08/01/02      500         540,000
    Playtex Family Products
      Corp. Sr. Sub. Notes
      9.00%................  12/15/03    1,250       1,176,563
    Revlon Consumer Products
      Corp. Sr. Notes
      9.375%...............  04/01/01      500         491,250
      10.50%...............  02/15/03      625         630,469
    Simmons Co. Sr. Sub.
      Notes 144A
      10.75%...............  04/15/06      500         497,500
    Twin Laboratories, Inc.
      Sr. Sub. Notes 144A
      10.25%...............  05/15/06      175         178,938
                                                  ------------
                                                     4,914,595
                                                  ------------
CONTAINERS & PACKAGING -- 4.9%
    Container Corp. of
      America Sr. Notes
      9.75%................  04/01/03      250         245,625
      11.25%...............  05/01/04      250         258,125
    Owens Illinois, Inc.
      Sr. Sub. Notes
      9.95%................  10/15/04    1,750       1,765,313
    Packaging Resources,
      Inc. Sr. Notes 144A
      11.625%..............  05/01/03      250         254,375
    Plastic Container Sr. Notes
      10.75%...............  04/01/01      850         852,125
    Portola Packaging, Inc.
      Sr. Notes
      10.75%...............  10/01/05      425         428,188

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
    Riverwood International
      Co. Sr. Notes
      10.875%..............  04/01/08  $ 1,200    $  1,185,000
    Stone Container Co. Sr.
      Notes
      9.875%...............  02/01/01      200         195,500
      11.50%...............  10/01/04      500         508,125
    Trans Ocean Container
      Sr. Sub. Notes
      12.25%...............  07/01/04      350         362,250
                                                  ------------
                                                     6,054,626
                                                  ------------
ENTERTAINMENT & LEISURE -- 3.5%
    Affinity Group Sr.
      Sub. Notes
      11.50%...............  10/15/03      500         506,250
    AMF Group, Inc. Sr.
      Disc. Notes [STEP]
      144A
      6.02%................  03/15/06    1,250         693,750
    AMF Group, Inc. Sr.
      Sub. Notes 144A
      10.875%..............  03/15/06      400         396,000
    Cobblestone Golf Group
      Sr. Notes 144A
      11.50%...............  06/01/03      550         555,500
    Premier Parks Sr. Notes
      12.00%...............  08/15/03      600         639,000
    Six Flags Theme Parks
      Sr. Sub. Notes Cl-A
      [STEP]
      2.86%................  06/15/05    1,800       1,534,500
                                                  ------------
                                                     4,325,000
                                                  ------------
ENVIRONMENTAL SERVICES -- 2.1%
    Allied Waste Industries
      Sr. Sub. Notes
      12.00%...............  02/01/04      500         550,000
    Envirosource, Inc. Sr.
      Notes
      9.75%................  06/15/03    1,000         917,500
    ICF Kaiser
      International Sr.
      Sub. Notes
      13.00%...............  12/31/03      600         579,000
    Mid-American Waste
      Systems, Inc. Sr.
      Sub. Notes
      12.25%...............  02/15/03      900         585,000
                                                  ------------
                                                     2,631,500
                                                  ------------
EQUIPMENT SERVICES -- 1.3%
    Coinmach Corp. Sr.
      Notes
      11.75%...............  11/15/05      781         822,003
    Primeco, Inc. Sr. Sub.
      Notes
      12.75%...............  03/01/05      750         806,250
                                                  ------------
                                                     1,628,253
                                                  ------------

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
FARMING & AGRICULTURE -- 2.2%
    Dimon, Inc. Sr. Notes
      8.875%...............  06/01/06  $ 1,000    $  1,006,250
    Spreckels Industries,
      Inc. Sr. Notes
      11.50%...............  09/01/00      350         362,250
    Viridian, Inc. Notes
      9.75%................  04/01/03      775         788,563
      10.50%...............  03/31/14      500         520,000
                                                  ------------
                                                     2,677,063
                                                  ------------
FINANCIAL-BANK & TRUST -- 1.1%
    First Nationwide
      Holdings Sr. Notes
      12.25%...............  05/15/01      750         811,875
      12.50%...............  04/15/03      500         523,750
                                                  ------------
                                                     1,335,625
                                                  ------------
FINANCIAL SERVICES -- 0.9%
    Mesa Operating Co. Sr.
      Sub. Disc. Notes
      [STEP]
      5.68%................  07/01/06      600         352,500
    Mesa Operating Co. Sr.
      Sub. Notes
      10.625%..............  07/01/06      700         712,250
                                                  ------------
                                                     1,064,750
                                                  ------------
FOOD -- 5.5%
    Americold Corp. Sr.
      Sub. Notes
      12.875%..............  05/01/08      450         461,250
    Carr-Gottstein Foods
      Co. Sr. Sub. Notes
      12.00%...............  11/15/05      900         927,000
    Curtice-Burns Foods,
      Inc. Sr. Sub. Notes
      12.25%...............  02/01/05      800         786,000
    Flagstar Corp. Sr.
      Notes
      10.75%...............  09/15/01      375         329,063
      10.875%..............  12/01/02      775         672,313
      11.25%...............  11/01/04      125          83,125
    Keebler Corp. Sr. Sub.
      Notes 144A
      10.75%...............  07/01/06      350         361,375
    PMI Acquisition Sr.
      Sub. Notes
      10.25%...............  09/01/03      750         738,750
    Smith's Food & Drug Sr.
      Sub. Notes
      11.25%...............  05/15/07      800         812,000
    Specialty Foods Corp.
      Sr. Notes
      11.125%..............  10/01/02      400         381,000
      11.25%...............  08/15/03      600         519,000

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------

    Van de Kamps, Inc. Sr.
      Sub. Notes
      12.00%...............  09/15/05      650         693,875
                                                  ------------
                                                     6,764,751
                                                  ------------

HEALTHCARE SERVICES -- 2.1%
    Genesis Health Ventures
      Sr. Sub. Notes
      9.75%................  06/15/05  $   500    $    510,000
    Icon Health & Fitness
      Sr. Sub. Notes
      13.00%...............  07/15/02      530         591,613
    Tenet Healthcare Corp.
      Sr. Sub. Notes
      10.125%..............  03/01/05    1,350       1,427,625
                                                  ------------
                                                     2,529,238
                                                  ------------
HOTELS & MOTELS -- 1.0%
    Courtyard By Mariott
      Sr. Notes
      10.75%...............  02/01/08      950         933,375
    Motels of America, Inc.
      Sr. Sub. Notes Cl-B
      12.00%...............  04/15/04      350         337,750
                                                  ------------
                                                     1,271,125
                                                  ------------
INDUSTRIAL PRODUCTS -- 2.7%
    American Safety Razor
      Co. Sr. Notes
      9.875%...............  08/01/05      750         761,250
    American Standard Debs.
      11.375%..............  05/15/04      250         270,938
    Bar Technologies, Inc.
      Units 144A
      13.50%...............  04/01/01      300         306,000
    Buckeye Cellulos Sr.
      Sub. Notes
      9.25%................  09/15/08    1,000         994,490
    Four M Corp. Sr. Notes
      144A
      12.00%...............  06/01/06      300         308,250
    Ryerson Tull, Inc.
      Notes
      9.125%...............  07/15/06      700         703,500
                                                  ------------
                                                     3,344,428
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.4%
    Dade International,
      Inc. Sr. Sub. Notes
      144A
      11.125%..............  05/01/06      500         520,000
                                                  ------------
METALS & MINING -- 2.5%
    Acme Metals, Inc. Sr.
      Disc. Notes [STEP]
      7.37%................  08/01/04      700         637,875
    Armco, Inc. Sr. Notes
      9.375%...............  11/01/00      250         247,188
    Bayou Steel Corp. First
      Mtge.
      10.25%...............  03/01/01      500         471,250

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
    Geneva Steel Sr. Notes
      9.50%................  01/15/04  $   125    $     99,688
    GS Technologies
      Operating Corp. Sr.
      Notes
      12.00%...............  09/01/04      725         743,125
      12.25%...............  10/01/05      250         256,875
    Republic Engineered
      Steel First Mtge.
      9.875%...............  12/15/01      600         561,750
                                                  ------------
                                                     3,017,751
                                                  ------------
OFFICE EQUIPMENT -- 1.3%
    Knoll, Inc. Sr. Sub.
      Notes 144A
      10.875%..............  03/15/06      750         768,750
    United Stationer Supply
      Sr. Sub. Notes
      12.75%...............  05/01/05      750         808,125
                                                  ------------
                                                     1,576,875
                                                  ------------
OIL & GAS -- 2.9%
    Benton Oil & Gas Sr.
      Notes 144A
      11.625%..............  05/01/03      400         414,000
    Clark USA, Inc. Sr.
      Notes
      10.875%..............  12/01/05    1,000       1,026,250
    Falcon Drilling Co.,
      Inc. Sr. Notes
      9.75%................  01/15/01      350         355,688
      12.50%...............  03/15/05      300         334,875
    Giant Industries Sr.
      Sub. Notes
      9.75%................  11/15/03      550         541,750
    H.S. Resources Sr. Sub.
      Notes
      9.875%...............  12/01/03      250         242,500
    United Meridian Corp.
      Sr. Sub. Notes
      10.375%..............  10/15/05      600         616,500
                                                  ------------
                                                     3,531,563
                                                  ------------
PAPER & FOREST PRODUCTS -- 1.0%
    Repap New Brunswick Sr.
      Notes
      10.625%..............  04/15/05      500         475,000
    S.D. Warren Co. Sr.
      Sub. Notes
      12.00%...............  12/15/04      700         738,500
                                                  ------------
                                                     1,213,500
                                                  ------------
PRINTING & PUBLISHING -- 2.1%
    Adams Outdoor
      Advertising Sr. Notes
      144A
      10.75%...............  03/15/06      450         463,500

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
    Affiliated Newspaper
      Investments Sr. Disc.
      Notes [STEP]
      5.55%................  07/01/06    1,400         973,000
    Garden State Newspapers
      Sr. Sub. Notes
      12.00%...............  07/01/04  $   200    $    211,500
    Hollinger International
      Publishing Co. Sr.
      Sub. Notes
      9.25%................  02/01/06    1,000         921,250
                                                  ------------
                                                     2,569,250
                                                  ------------
REAL ESTATE -- 0.8%
    Trizec Finance Ltd. Sr.
      Notes
      10.875%..............  10/15/05    1,025       1,037,813
                                                  ------------
RETAIL & MERCHANDISING -- 2.0%
    Brylane L.P. Sr. Sub.
      Notes Cl-B
      10.00%...............  09/01/03    1,000         965,000
    Pathmark Stores Sr.
      Sub. Notes
      9.625%...............  05/01/03      250         235,625
    Ralph's Grocery Co. Sr.
      Notes
      10.45%...............  06/15/04    1,000         957,500
      11.00%...............  06/15/05      325         299,813
                                                  ------------
                                                     2,457,938
                                                  ------------
TELECOMMUNICATIONS -- 18.5%
    Arch Communications
      Group Sr. Disc. Notes
      [STEP]
      4.47%................  03/15/08      525         273,000
    Bell Cablemedia PLC Sr.
      Disc. Notes [STEP]
      4.59%................  07/15/04      850         602,438
    Brooks Fiber Properties
      Sr. Disc. Notes
      [STEP] 144A
      5.25%................  03/01/06      500         267,500
    Cablevision Systems
      Corp. Sr. Sub. Notes
      9.25%................  11/01/05    1,250       1,168,750
      9.875%...............  05/15/06      300         291,375
    CAI Wireless Systems,
      Inc. Sr. Notes
      12.25%...............  09/15/02      500         525,000
    Cellular Communications
      International, Inc.
      [ZCB]
      12.17%...............  08/15/00    1,100         693,000
    CF Cable TV, Inc. Sr.
      Notes
      11.625%..............  02/15/05      500         549,375

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
    Comcast U.K. Cable
      Debs. [STEP]
      4.52%................  11/15/07  $ 2,150    $  1,252,375
    Continental Cablevision
      Sr. Debs.
      9.50%................  08/01/13      500         542,500
    CS Wireless Systems,
      Inc. Units [STEP]
      144A
      11.375%..............  03/01/06      500         260,000
    Diamond Cable
      Communications PLC
      Sr. Disc. Notes
      [STEP]
      5.84%................  09/30/04      250         178,125
      5.79%................  12/15/05      500         295,000
    Echostar Sr. Disc.
      Notes [STEP] 144A
      6.39%................  03/15/04      750         480,000
    Fonorola, Inc. Sr.
      Notes
      12.50%...............  08/15/02      150         161,438
    Insight Communications
      Co. Sr. Sub. Notes
      [STEP]
      11.25%...............  03/01/00      800         820,000
    Intermedia
      Communications of
      Florida, Inc. Sr.
      Disc. Notes [STEP]
      6.16%................  05/15/06      750         423,750
    International Cabletel,
      Inc. Sr. Notes [STEP]
      5.99%................  10/15/03      500         363,750
      4.57%................  04/15/05    1,050         675,938
    Millicom International
      Cellular Sr. Disc.
      Notes [STEP] 144A
      6.55%................  06/01/06    1,000         531,250
    Mobilemedia
      Communications Sr.
      Sub. Notes
      9.375%...............  11/01/07      300         268,500
    Nextel Communications
      Sr. Disc. Notes
      [STEP]
      5.16%................  09/01/03      300         205,500
      8.20%................  08/15/04      725         433,187
    Nextlink Communications
      Sr. Notes 144A
      12.50%...............  04/15/06      500         500,625
    Paging Network, Inc.
      Sr. Sub. Notes
      10.125%..............  08/01/07      500         493,750
    Panamsat L.P. Sr. Sub.
      Notes [STEP]
      4.94%................  08/01/03    1,400       1,225,000
    Pegasus Media Notes
      12.50%...............  07/01/05      600         645,000
    Peoples Choice T.V.
      Corp. Units [STEP]
      6.79%................  06/01/04    1,150         684,250

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
    Pronet, Inc. Sr. Sub.
      Notes
      11.875%..............  06/15/05  $   500    $    497,500
      10.875%..............  09/15/06      500         482,500
    Rogers Cablesystems Sr.
      Notes
      10.00%...............  03/15/05      300         299,250
      10.00%...............  12/01/07      100          98,125
      11.00%...............  12/01/15      750         765,000
    Teleport Communications
      Sr. Disc. Notes
      [STEP]
      4.98%................  07/01/07    1,200         698,580
    Teleport Communications
      Sr. Notes
      9.875%...............  07/01/06      225         226,688
    Telewest PLC Yankee
      [STEP]
      4.56%................  10/01/07    2,375       1,413,125
    UIH Australia Pacific
      Sr. Disc. Notes
      [STEP] 144A
      6.81%................  05/15/06      850         461,125
    USA Mobile
      Communications Sr.
      Notes
      9.50%................  02/01/04      800         734,000
    Vanguard Cellular
      System Debs.
      9.375%...............  04/15/06    1,150       1,118,375
    Videotron Group Ltd.
      Sr. Notes
      10.625%..............  02/15/05      500         524,375
    Wireless One, Inc. Sr.
      Notes
      13.00%...............  10/15/03      500         527,500
                                                  ------------
                                                    22,656,519
                                                  ------------
TRANSPORTATION -- 4.0%
    Ameritruck Distribution
      Sr. Sub. Notes
      12.25%...............  11/15/05      650         640,250
    Gearbulk Holding Ltd.
      Sr. Notes
      11.25%...............  12/01/04    1,000       1,050,000
    Omi Corp. Sr. Notes
      10.25%...............  11/01/03      800         789,000
    Sea Containers Ltd. Sr.
      Notes
      9.50%................  07/01/03      625         625,000
      12.50%...............  12/01/04      125         138,125
    Stena AB Sr. Notes
      10.50%...............  12/15/05    1,100       1,097,250
    Trism, Inc. Sr. Sub.
      Notes
      10.75%...............  12/15/00      575         541,938
                                                  ------------
                                                     4,881,563
                                                  ------------

FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                             MATURITY   (000)        VALUE
                             --------  -------    ------------
UTILITIES -- 1.4%
    California Energy Disc.
      Notes [STEP]
      2.15%................  01/15/04  $ 1,450    $  1,392,000
    El Paso Electric Co.
      First Mtge. Cl-E
      9.40%................  05/01/11      375         377,726
                                                  ------------
                                                     1,769,726
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $109,229,453)................              109,563,025
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 2.0%
    U.S. Treasury Notes
      6.375%
      (COST $2,455,966)....  08/15/02    2,500       2,481,375
                                                  ------------
REPURCHASE AGREEMENT -- 5.4%
    HSBC Securities, Inc.
      5.30% dated 06/28/96,
      repurchase price
      $6,562,897
      (Collateralized by
      U.S. Treasury Note,
      par value $6,740,000,
      market value
      $6,747,692 due on
      04/30/01) (COST
      $6,560,000)..........  07/01/96    6,560       6,560,000
                                                  ------------

                                       SHARES
                                       -------
COMMON STOCK -- 0.1%
BROADCASTING -- 0.0%
    Sullivan Broadcast Holdings
      Co. ...........................    2,400          24,600
                                                  ------------
CHEMICALS -- 0.0%
    Uniroyal Technology Corp.
      Warrants*......................    2,500           3,750
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 0.0%
    Hosiery Corp. of America,
      Inc. ..........................      400           2,000
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.0%
    ICF Kaiser International, Inc.
      Warrants*......................    1,200             750
                                                  ------------
HEALTHCARE SERVICES -- 0.0%
    Icon Health & Fitness Warrants
      144A*..........................      250           6,250
                                                  ------------
                                       SHARES        VALUE
                                       -------    ------------
PRINTING & PUBLISHING -- 0.0%
    Affiliated Newspaper Investments,
      Inc.*..........................    1,000    $     25,000
                                                  ------------
RETAIL & MERCHANDISING -- 0.1%
    Grand Union Co.*.................    7,069          45,065
                                                  ------------
TELECOMMUNICATIONS -- 0.0%
    Pegasus Media & Communications,
      Inc. 144A......................       50          30,000
    Wireless One, Inc. Warrants*.....    1,500           9,000
                                                  ------------
                                                        39,000
                                                  ------------
TOTAL COMMON STOCK
  (COST $418,079)....................                  146,415
                                                  ------------
PREFERRED STOCK -- 3.1%
BROADCASTING -- 0.6%
    Chancellor Broadcasting Co.
      12.25% [PIK] 144A..............    7,500         768,750
                                                  ------------
PRINTING & PUBLISHING -- 1.1%
    K-III Communications Corp.
      10.00% Cl-C [CVT] 144A.........    5,000         460,000
    K-III Communications Corp.
      11.625% Cl-B [CVT, PIK]........    8,224         826,547
                                                  ------------
                                                     1,286,547
                                                  ------------
TELECOMMUNICATIONS -- 0.6%
    Panamsat Corp.
      12.75%.........................      205         233,283
    Park Communications, Inc. Sr.
      Notes
      13.75% [PIK] 144A..............    4,500         474,750
                                                  ------------
                                                       708,033
                                                  ------------
UTILITIES -- 0.8%
    El Paso Electric Co.
      11.40% [PIK]...................    9,500       1,002,250
                                                  ------------
TOTAL PREFERRED STOCK
  (COST $3,640,480)..................                3,765,580
                                                  ------------
TOTAL INVESTMENTS -- 99.9%
    (COST $122,303,978)..............              122,516,395
                                                  ------------
OTHER ASSETS LESS
  LIABILITIES -- 0.1%................                  156,115
                                                  ------------
NET ASSETS -- 100.0%.................             $122,672,510
                                                  ============

--------------------------------------------------------------------------------
* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 9.1% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES     VALUE
                                           ------  -----------
COMMON STOCK -- 47.0%
ADVERTISING -- 0.1%
    Omnicom Group, Inc. .................   1,000  $    46,500
                                                   -----------
AEROSPACE -- 0.8%
    Boeing Co. ..........................   2,500      217,813
    Lockheed Martin Corp. ...............   1,100       92,400
    McDonnell Douglas Corp. .............   1,200       58,200
    Northrop Grumman Corp. ..............     800       54,500
    Raytheon Co. ........................   1,400       72,275
    Rockwell International Corp. ........   1,600       91,600
    United Technologies Corp. ...........   1,200      138,000
                                                   -----------
                                                       724,788
                                                   -----------
AIRLINES -- 0.2%
    Alaska Air Group, Inc.*..............   2,700       73,913
    AMR Corp.*...........................   1,300      118,300
                                                   -----------
                                                       192,213
                                                   -----------
AUTOMOBILE MANUFACTURERS -- 0.6%
    Ford Motor Co. ......................   7,300      236,338
    General Motors Corp. ................   4,500      235,688
    Honda Motor Co. Ltd. [ADR]...........   1,600       81,600
                                                   -----------
                                                       553,626
                                                   -----------
AUTOMOTIVE PARTS -- 0.3%
    Arvin Industries, Inc. ..............   1,000       22,250
    Echlin, Inc. ........................   1,900       71,963
    Genuine Parts Co. ...................   1,900       86,925
    TRW, Inc. ...........................     900       80,888
                                                   -----------
                                                       262,026
                                                   -----------
BEVERAGES -- 1.5%
    Anheuser-Busch Companies, Inc. ......   2,200      165,000
    Cadbury Schweppes PLC [ADR]..........   3,473      112,004
    Coca-Cola Co. .......................  13,500      659,813
    Pepsico, Inc. .......................   9,400      332,525
                                                   -----------
                                                     1,269,342
                                                   -----------
BROADCASTING -- 0.1%
    Comcast Corp. Special Cl-A...........   1,700       31,450
    TCA Cable T.V., Inc. ................   1,600       48,400
                                                   -----------
                                                        79,850
                                                   -----------
BUILDING MATERIALS -- 0.0%
    Calmat Co. ..........................   1,700       30,813
                                                   -----------
BUSINESS SERVICES -- 0.3%
    Equifax, Inc. .......................   3,900      102,375
    Olsten Corp. ........................   1,400       41,125
    Paychex, Inc. .......................   2,400      115,500
                                                   -----------
                                                       259,000
                                                   -----------
CHEMICALS -- 1.7%
    AKZO Nobel NV [ADR]..................   1,000       59,750
    Cabot Corp. .........................   1,800       44,100
    Dexter Corp. ........................   1,300       38,675
    Dow Chemical Co. ....................   1,600      121,600
    Dupont, (E.I.) de Nemours & Co. .....   3,200      253,200
    FMC Corp.*...........................     900       58,725
    Grace & Co., W.R. ...................   1,200       85,050

                                           SHARES     VALUE
                                           ------  -----------

    Great Lakes Chemical Corp. ..........   1,000  $    62,250
    Hanna, (M.A.) Co. ...................   2,100       43,838
    IMC Global, Inc. ....................   1,300       48,913
    Loctite Corp. .......................     800       37,200
    Lubrizol Corp. ......................   1,200       36,450
    Monsanto Co. ........................   5,000      162,500
    Morton International, Inc. ..........   1,900       70,775
    Olin Corp. ..........................     500       44,625
    PPG Industries, Inc. ................   2,100      102,375
    Rohm & Haas Co. .....................     900       56,475
    Witco Corp. .........................   3,400      116,875
                                                   -----------
                                                     1,443,376
                                                   -----------
CLOTHING & APPAREL -- 0.1%
    Jones Apparel Group, Inc.*...........   1,700       83,513
                                                   -----------
COMPUTER SERVICES & SOFTWARE -- 1.8%
    America Online, Inc.*................   1,600       70,000
    Autodesk, Inc. ......................     600       17,925
    Automatic Data Processing, Inc. .....   2,200       84,975
    BMC Software, Inc.*..................   1,700      101,575
    Cadence Design Systems, Inc.*........   1,550       52,313
    Ceridian Corp.*......................   1,500       75,750
    Cisco Systems, Inc.*.................   3,000      169,875
    Computer Associates International,
      Inc. ..............................   1,050       74,813
    First Data Corp. ....................   1,500      119,438
    Informix Corp.*......................   4,500      101,250
    Microsoft Corp. .....................   3,200      384,400
    Novell, Inc.*........................   1,200       16,650
    Oracle Systems Corp.*................   3,500      138,031
    Parametric Technology Corp.*.........   1,600       69,400
    Storage Technology Corp.*............     600       22,950
    Structural Dynamics Research
      Corp.*.............................   1,300       28,600
                                                   -----------
                                                     1,527,945
                                                   -----------
COMPUTER HARDWARE -- 1.0%
    Bay Networks*........................   1,900       48,925
    Compaq Computer Corp.*...............   1,700       83,725
    Dell Computer Corp.*.................   1,300       66,138
    Digital Equipment Corp.*.............     800       36,000
    International Business Machines
      Corp. .............................   3,100      306,900
    Seagate Technology, Inc.*............   1,800       81,000
    Stratus Computer, Inc.*..............   1,100       31,900
    Sun Microsystems, Inc.*..............   1,200       70,650
    3Com Corp.*..........................   2,148       98,271
                                                   -----------
                                                       823,509
                                                   -----------
CONGLOMERATES -- 0.4%
    Procter & Gamble Co. ................   4,000      362,500
                                                   -----------
CONSTRUCTION -- 0.0%
    Granite Construction, Inc. ..........     800       18,400
    Jacobs Engineering Group, Inc.*......   1,000       26,375
                                                   -----------
                                                        44,775
                                                   -----------
CONSUMER PRODUCTS & SERVICES -- 0.7%
    American Brands, Inc. ...............   1,500       68,063
    Colgate-Palmolive Co. ...............   1,700      144,075
    Cross, (A.T.) Co. Cl-A...............     800       14,200
    CUC International, Inc.*.............   1,200       42,600

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES     VALUE
                                           ------  -----------
    Eastman Kodak Co. ...................   1,900  $   147,725
    Masco Corp. .........................   2,400       72,600
    Mattel, Inc. ........................   1,900       54,388
    National Presto Industries, Inc. ....     600       22,800
    Tambrands, Inc. .....................   1,500       61,313
                                                   -----------
                                                       627,764
                                                   -----------
CONTAINERS & PACKAGING -- 0.2%
    Bemis Co., Inc. .....................   1,500       52,500
    Sealed Air Corp.*....................   2,700       90,788
                                                   -----------
                                                       143,288
                                                   -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.7%
    Altera Corp.*........................   1,400       53,200
    Arrow Electronics, Inc.*.............     700       30,189
    Diebold, Inc. .......................   1,800       86,850
    Emerson Electric Co. ................   1,800      162,675
    General Electric Co. ................  10,100      873,597
    Hewlett-Packard Co. .................   3,100      308,839
    Hitachi Ltd. [ADR]...................   1,600      150,000
    Honeywell, Inc. .....................   1,200       65,400
    Hubbell, Inc. Cl-B...................   1,000       66,250
    Linear Technology Corp. .............   1,500       45,000
    Molex, Inc. .........................   2,800       88,900
    Philips Electronics NV...............   3,600      117,450
    Solectron Corp.*.....................   1,000       37,875
    Stratacom, Inc. .....................     700       39,375
    Sundstrand Corp. ....................   2,200       80,575
    Symbol Technologies, Inc.*...........     700       31,150
    Teleflex, Inc. ......................     600       28,650
    Varian Associates, Inc. .............     700       36,225
                                                   -----------
                                                     2,302,200
                                                   -----------
ENTERTAINMENT & LEISURE -- 0.8%
    Brunswick Corp. .....................   2,000       40,000
    Callaway Golf Co. ...................   1,900       63,175
    Circus Circus Enterprises*...........   2,400       98,400
    Harley Davidson, Inc. ...............   1,000       41,125
    Mirage Resorts, Inc.*................   1,900      102,600
    President Riverboat Casinos
      Warrants*..........................     883          662
    Time Warner, Inc. ...................   2,900      113,825
    Walt Disney Co. .....................   4,264      268,099
                                                   -----------
                                                       727,886
                                                   -----------
ENVIRONMENTAL SERVICES -- 0.2%
    Browning-Ferris Industries, Inc. ....   1,500       43,500
    USA Waste Services, Inc.*............   1,700       50,363
    WMX Technologies, Inc. ..............   3,400      111,350
                                                   -----------
                                                       205,213
                                                   -----------
FINANCIAL-BANK & TRUST -- 3.4%
    Australia and New Zealand Banking
      Group Ltd. [ADR]...................   3,600       85,050
    Banc One Corp. ......................   2,800       95,200
    Banco Bilbao Vizcaya [ADR]...........   3,000      120,375
    Bancorp Hawaii, Inc. ................     800       28,800
    Chase Manhattan Corp. ...............   2,956      208,769
    Citicorp.............................   3,300      272,664
    City National Corp. .................   1,800       28,350

                                           SHARES     VALUE
                                           ------  -----------
    CoreStates Financial Corp. ..........   2,000  $    77,000
    Crestar Financial Corp. .............   1,300       69,388
    Fifth Third Bancorp..................     900       48,600
    First Bank System, Inc. .............   1,700       98,600
    First Chicago NBD Corp. .............   3,000      117,375
    First Security Corp. ................   3,150       75,600
    First Tennessee National Corp. ......   3,200       98,000
    First Union Corp. ...................   2,200      133,925
    Fleet Financial Group, Inc. .........   2,500      108,750
    J.P. Morgan & Co., Inc. .............   1,800      152,325
    Keycorp..............................   2,600      100,750
    Mellon Bank Corp. ...................   1,500       85,500
    Mercantile Bankshares Corp. .........   1,200       30,600
    NationsBank Corp. ...................   2,300      190,039
    Northern Trust Corp. ................   1,900      109,725
    Norwest Corp. .......................   3,500      122,064
    PNC Bank Corp. ......................   2,420       71,995
    Southtrust Corp. ....................   3,000       84,375
    State Street Boston Corp. ...........   1,500       76,500
    U.S. Bancorp.........................   2,352       84,966
    Wells Fargo & Co. ...................     600      143,325
                                                   -----------
                                                     2,918,610
                                                   -----------
FINANCIAL SERVICES -- 1.3%
    American Express Co. ................   3,000      133,875
    Bear Stearns Companies, Inc. ........   2,000       47,250
    Charles Schwab Corp. ................   2,900       71,050
    Comdicso, Inc. ......................   1,600       42,600
    Dean Witter Discover & Co. ..........     900       51,525
    Federal Home Loan Mtge. Corp. .......   1,500      128,250
    Federal National Mtge. Assoc. .......   6,000      201,000
    Franklin Resources, Inc. ............   1,900      115,900
    Green Tree Financial Corp. ..........     900       28,125
    Grupo Financiero Bancomer [ADR]
      144A*..............................   1,400       11,900
    H & R Block, Inc. ...................   1,500       48,938
    Household International, Inc. .......     800       60,800
    Merrill Lynch & Co., Inc. ...........   1,000       65,125
    Morgan Stanley Group, Inc. ..........     900       44,213
    Paine Webber Group, Inc. ............   1,200       28,500
    Salomon, Inc. .......................   1,400       61,600
                                                   -----------
                                                     1,140,651
                                                   -----------
FOOD -- 1.9%
    Archer-Daniels-Midland Co. ..........   3,150       60,244
    Conagra, Inc. .......................   2,100       95,288
    CPC International, Inc. .............   1,500      108,000
    Dole Food Co. .......................   1,000       43,000
    Earthgrains Co. .....................     148        4,847
    General Mills, Inc. .................   1,600       87,200
    Heinz, (H.J.) Co. ...................   3,250       98,719
    Hershey Foods Corp. .................     800       58,700
    IBP, Inc. ...........................   1,300       35,913
    Kellogg Co. .........................   1,200       87,900
    McCormick & Co., Inc. ...............   1,400       30,975
    Philip Morris Companies, Inc. .......   5,100      530,400
    Ralston-Purina Group.................   1,500       96,188
    Sara Lee Corp. ......................   3,800      123,025

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES     VALUE
                                           ------  -----------
    Smucker, (J.M.) Co. .................     700  $    13,738
    Unilever PLC [ADR]...................     900      130,613
    Universal Foods Corp. ...............   1,300       47,938
                                                   -----------
                                                     1,652,688
                                                   -----------
HEALTHCARE SERVICES -- 0.7%
    Apria Healthcare Group, Inc.*........   2,000       62,750
    Columbia-HCA Healthcare Corp. .......   2,964      158,204
    Healthsouth Corp.*...................   2,500       90,000
    Pacificare Health Systems, Inc.
      Cl-A*..............................     400       26,400
    Pacificare Health Systems, Inc.
      Cl-B*..............................     900       60,975
    U.S. Healthcare, Inc. ...............     900       49,500
    United Healthcare Corp. .............   1,400       70,700
    Vencor, Inc.*........................   2,200       67,100
                                                   -----------
                                                       585,629
                                                   -----------
HOTELS & MOTELS -- 0.2%
    HFS, Inc.*...........................   2,200      154,000
    ITT Corp.*...........................     900       59,625
                                                   -----------
                                                       213,625
                                                   -----------
INDUSTRIAL PRODUCTS -- 0.8%
    Allied-Signal, Inc. .................   2,600      148,525
    Chris-Craft Industries, Inc.*........   1,300       57,200
    Cintas Corp. ........................   1,800       96,300
    Corning, Inc. .......................   2,100       80,588
    Danaher Corp. .......................   1,100       47,850
    Goodyear Tire & Rubber Co. ..........   1,200       57,900
    Harsco Corp. ........................     900       60,525
    Springs Industries, Inc. Cl-A........   1,500       75,750
    Tomkins PLC [ADR]....................   6,000       91,500
                                                   -----------
                                                       716,138
                                                   -----------
INSURANCE -- 1.5%
    Aetna Life & Casualty Co. ...........     800       57,200
    AFLAC, Inc. .........................     450       13,444
    American Financial Group, Inc. ......   1,200       36,150
    American General Corp. ..............   3,000      109,125
    American International Group,
      Inc. ..............................   3,000      295,875
    CHUBB Corp. .........................   1,300       64,838
    Cigna Corp. .........................     500       58,938
    General Re Corp. ....................     600       91,350
    Hartford Steam Boiler Inspection &
      Insurance Co. .....................     800       39,300
    Loews Corp. .........................   1,400      110,425
    Progressive Corp. ...................     800       37,000
    Selective Insurance Group............   1,000       32,500
    Torchmark Corp. .....................   1,400       61,250
    Transatlantic Holdings, Inc. ........     500       35,063
    Travelers Group, Inc. ...............   3,150      143,719
    UNUM Corp. ..........................   1,100       68,475
                                                   -----------
                                                     1,254,652
                                                   -----------
MACHINERY & EQUIPMENT -- 0.7%
    Black & Decker Corp. ................   1,300       50,213
    Caterpillar, Inc. ...................   1,200       81,300
    Deere & Co. .........................   2,700      108,000
    Duriron Co., Inc. ...................   2,900       69,600
    Illinois Tool Works, Inc. ...........     900       60,863

                                           SHARES     VALUE
                                           ------  -----------
    Sequa Corp. Cl-A*....................     700  $    30,188
    Tecumseh Products Co. Cl-A...........   1,400       75,250
    Thermo Electron Corp.*...............   4,050      168,581
                                                   -----------
                                                       643,995
                                                   -----------
MEDICAL SUPPLIES & EQUIPMENT -- 0.4%
    Baxter International, Inc............   1,600       75,600
    Becton Dickinson & Co. ..............     500       40,125
    Boston Scientific Corp.*.............   1,000       45,000
    Medtronic, Inc. .....................   2,000      112,000
    Stryker Corp. .......................   3,400       77,350
                                                   -----------
                                                       350,075
                                                   -----------
METALS & MINING -- 0.5%
    Aluminum Co. of America..............   2,300      131,963
    Barrick Gold Corp. ..................   3,300       89,513
    Carpenter Technology Corp. ..........   2,600       83,200
    Nucor Corp. .........................   1,200       60,750
    Placer Dome, Inc. ...................   2,500       59,688
                                                   -----------
                                                       425,114
                                                   -----------
MISCELLANEOUS -- 0.5%
    Federal Signal Corp. ................   1,400       32,900
    Flightsafety International, Inc. ....   1,600       86,800
    Gencorp, Inc. .......................   2,800       42,350
    Hanson PLC [ADR].....................   2,700       38,475
    Minnesota Mining & Manufacturing
      Co. ...............................   3,200      220,800
    Pall Corp. ..........................   1,200       28,950
    U.S. Industries, Inc. [ADR]*.........     135        3,257
                                                   -----------
                                                       453,532
                                                   -----------
OFFICE EQUIPMENT -- 0.5%
    Alco Standard Corp. .................   1,700       76,925
    Pitney Bowes, Inc. ..................   1,900       90,725
    Viking Office Products, Inc.*........   1,600       50,200
    Wallace Computer Service, Inc. ......   1,500       89,625
    Xerox Corp. .........................   1,800       96,300
                                                   -----------
                                                       403,775
                                                   -----------
OIL & GAS -- 5.1%
    Amerada Hess Corp. ..................   4,700      252,039
    Atlantic Richfield Co. ..............   1,200      142,200
    Banco Frances del Rio de la Plata SA
      [ADR]..............................   3,400       97,750
    BJ Services Co.*.....................   3,300      115,914
    British Petroleum Co. PLC [ADR]......     800       85,500
    Chevron Corp. .......................   4,200      247,800
    El Paso Natural Gas Co. .............     700       26,950
    Enron Corp. .........................   2,100       85,839
    Ensco International, Inc.*...........     800       26,000
    Exxon Corp. .........................   6,500      564,689
    Global Marine, Inc. .................   2,200       30,525
    Halliburton Co. .....................     800       44,400
    Helmerich & Payne, Inc. .............     900       32,963
    MCN Corp. ...........................   2,400       58,500
    Mobil Corp. .........................   2,500      280,313
    Murphy Oil Corp. ....................   1,000       45,375
    National Fuel Gas Co. ...............   1,600       57,600
    Noble Affiliates, Inc. ..............   2,600       98,150
    Occidental Petroleum Corp. ..........   3,700       91,575

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES     VALUE
                                           ------  -----------
    Phillips Petroleum Co. ..............   1,800  $    75,375
    Repsol SA [ADR]......................   3,000      104,250
    Royal Dutch Petroleum Co. ...........   4,600      707,250
    Schlumberger Ltd. ...................   1,700      143,225
    Shell Transport & Trading Co.
      [ADR]..............................   1,000       88,000
    Societe National Elf Aquitaine
      SA [ADR]...........................   2,000       73,500
    Sonat, Inc. .........................   1,300       58,500
    Texaco, Inc. ........................   2,000      167,750
    Tidewater, Inc. .....................   3,100      136,014
    Tosco Corp. .........................     800       40,200
    Total SA [ADR].......................   3,000      111,375
    Unocal Corp. ........................   2,300       77,625
    USX Marathon Group...................   3,500       70,438
    Valero Energy Corp. .................   3,000       75,000
    Washington Gas Light Co. ............   2,200       48,400
                                                   -----------
                                                     4,360,984
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.5%
    Georgia Pacific Corp. ...............     900       63,900
    International Paper Co. .............   2,900      106,938
    Kimberly-Clark Corp. ................   2,300      177,675
    Wausau Paper Mills Co. ..............   1,900       37,525
    Weyerhaeuser Co. ....................   1,700       72,250
                                                   -----------
                                                       458,288
                                                   -----------
PERSONAL SERVICES -- 0.1%
    Service Corp. International..........   1,500       86,250
                                                   -----------
PHARMACEUTICALS -- 3.4%
    Abbott Laboratories..................   4,100      178,350
    American Home Products Corp. ........   4,000      240,500
    Amgen, Inc.*.........................   1,600       86,400
    Bristol-Meyers Squibb Co. ...........   3,300      297,000
    Cardinal Health, Inc. ...............   1,300       93,763
    Carter Wallace, Inc. ................   3,900       57,038
    Genzyme Corp.*.......................     600       30,150
    International Flavors & Fragrances,
      Inc. ..............................   1,300       61,913
    Ivax Corp. ..........................   2,200       34,925
    Johnson & Johnson....................   7,000      346,500
    Lilly, (Eli) & Co. ..................   2,900      188,500
    McKesson Corp. ......................     900       42,863
    Merck & Co., Inc. ...................   6,900      445,913
    Perrigo Co. .........................   3,000       33,750
    Pfizer, Inc. ........................   3,800      271,225
    Pharmacia & Upjohn, Inc. ............   3,500      155,313
    R.P. Scherer Corp.*..................   1,000       45,375
    Schering Plough Corp. ...............   1,900      119,225
    Warner-Lambert Co. ..................   2,100      115,500
    Watson Pharmaceuticals, Inc. ........   1,300       49,238
                                                   -----------
                                                     2,893,441
                                                   -----------
PRINTING & PUBLISHING -- 0.5%
    Banta Corp. .........................   2,900       73,225
    Belo, (A.H.) Corp. Cl-A..............   1,300       48,425
    Dun & Bradstreet Corp. ..............   1,500       93,750
    Gannett Co., Inc. ...................   1,600      113,200
    McGraw-Hill Co., Inc. ...............   2,400      109,800
                                                   -----------
                                                       438,400
                                                   -----------

                                           SHARES     VALUE
                                           ------  -----------
RAILROADS -- 0.5%
    Burlington Northern Santa Fe.........     800  $    64,700
    Conrail, Inc. .......................     400       26,550
    CSX Corp. ...........................   1,000       48,250
    Kansas City Southern Industries,
      Inc. ..............................   1,800       77,175
    Norfolk Southern Corp. ..............     700       59,325
    Union Pacific Corp. .................   1,600      111,800
                                                   -----------
                                                       387,800
                                                   -----------
RESTAURANTS -- 0.5%
    Brinker International, Inc.*.........   7,300      109,500
    Cracker Barrel Old Country Store,
      Inc. ..............................   1,800       43,650
    Darden Restaurants, Inc. ............     900        9,675
    McDonald's Corp. ....................   4,400      205,700
    Outback Steakhouse, Inc.*............   1,600       55,175
                                                   -----------
                                                       423,700
                                                   -----------
RETAIL & MERCHANDISING -- 2.4%
    Albertson's, Inc. ...................   3,000      124,125
    Bed, Bath & Beyond, Inc.*............   2,200       58,850
    Circuit City Stores, Inc. ...........     900       32,513
    Dayton-Hudson Corp. .................     800       82,500
    Fastenal Co. ........................     800       34,800
    Federated Department Stores, Inc.*...   1,400       47,775
    Gap, Inc. ...........................   2,200       70,675
    Home Depot, Inc. ....................   3,700      199,800
    J.C. Penney Co., Inc. ...............   2,300      120,750
    Kohls Corp.*.........................   2,800      102,550
    Kroger Co.*..........................   1,600       63,200
    Lands' End, Inc.*....................   1,800       44,550
    May Department Stores Co. ...........   2,300      100,625
    Meyer, (Fred), Inc.*.................   1,300       38,188
    Micro Warehouse, Inc.*...............     800       16,000
    Nike, Inc. Cl-B......................     800       82,200
    Payless Shoesource, Inc. ............     672       21,336
    Petrie Stores Corp. .................   2,700        7,425
    Price Costco., Inc.*.................   2,100       45,413
    Revco D.S., Inc.*....................   2,800       66,850
    Staples, Inc.*.......................   2,400       46,800
    Tandy Corp. .........................     600       28,425
    Tiffany & Co. .......................     600       43,800
    TJX Companies, Inc. .................     900       30,375
    Toys 'R' Us, Inc.*...................   2,420       68,970
    Vons Companies, Inc.*................   1,600       59,800
    Wal-Mart Stores, Inc. ...............  14,200      360,325
    Walgreen Co. ........................   1,700       56,950
                                                   -----------
                                                     2,055,570
                                                   -----------
SEMI-CONDUCTORS -- 1.1%
    Analog Devices, Inc.*................   5,250      133,875
    Applied Materials, Inc.*.............   1,100       33,550
    Atmel Corp.*.........................   1,800       54,225
    Intel Corp. .........................   4,500      330,469
    Maxim Integrated Products, Inc.*.....   1,300       35,506
    Motorola, Inc. ......................   4,000      251,500
    Xilinx, Inc.*........................   2,900       92,075
                                                   -----------
                                                       931,200
                                                   -----------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES     VALUE
                                           ------  -----------
TELECOMMUNICATIONS -- 4.5%
    ADC Telecommunications, Inc.*........   1,400  $    63,000
    Airtouch Communications, Inc.*.......   4,300      121,475
    Ameritech Corp. .....................   3,100      184,064
    AT&T Corp. ..........................   6,100      378,200
    Bell Atlantic Corp. .................   3,000      191,250
    BellSouth Corp. .....................   5,300      224,589
    British Telecommunications
      PLC [ADR]..........................   2,000      107,500
    Century Telephone Enterprises,
      Inc. ..............................   2,800       89,250
    GTE Corp. ...........................   6,200      277,450
    Hong Kong Telecommunications Ltd.
      [ADR]..............................   9,000      162,000
    MCI Communications Corp. ............   4,700      120,438
    Nextel Communications, Inc. Cl-A*....   1,800       34,314
    Nokia Corp. Cl-A [ADR]...............   1,800       66,600
    Northern Telecom Ltd. ...............   1,700       92,438
    NYNEX Corp. .........................   3,200      152,000
    Pacific Telesis Group................   3,300      111,375
    SBC Communications, Inc. ............   4,500      221,625
    Southern New England
      Telecommunications Corp. ..........   2,400      100,800
    Sprint Corp. ........................   2,400      100,800
    Telecomunicacoes Brasileiras SA
      Telbras [ADR]......................   2,000      139,250
    Telefonaktiebolaget LM
      Ericsson [ADR].....................   4,800      103,200
    Telefonica de Espana [ADR]...........   1,600       88,200
    Telefonos de Mexico SA [ADR].........   1,800       60,300
    Telephone & Data Systems, Inc. ......   2,000       90,000
    Tellabs, Inc.*.......................   1,000       66,875
    U.S. Robotics Corp.*.................   1,600      136,800
    U.S. West Media Group, Inc.*.........   5,300       96,725
    U.S. West, Inc. .....................   1,600       51,000
    Viacom, Inc. Cl-B*...................   3,400      132,175
    Vodafone Group PLC [ADR].............   2,000       73,750
    Worldcom, Inc. ......................   1,100       60,913
                                                   -----------
                                                     3,898,356
                                                   -----------
TRANSPORTATION -- 0.0%
    Alexander & Baldwin, Inc. ...........   1,800       43,425
                                                   -----------
UTILITIES -- 2.5%
    Allegheny Power System, Inc. ........   2,100       64,838
    Calenergy, Inc.*.....................   2,400       61,200
    CMS Energy Corp. ....................   2,500       77,188
    Duke Power Co. ......................   3,100      158,875
    Edison International.................   7,800      137,475
    Empresa Nacional de Electridad SA
      [ADR]..............................   1,900      118,988
    Entergy Corp. .......................   2,600       73,775
    Florida Progress Corp. ..............   1,300       45,175
    FPL Group, Inc. .....................   2,200      101,200
    Idaho Power Co. .....................   2,600       80,925
    Illinova Corp. ......................   2,300       66,125
    Ipalco Enterprises, Inc. ............   2,400       63,000
    Midamerican Energy Co. ..............   3,800       65,550
    New York State Electric & Gas
      Corp. .............................   3,400       82,875
    Niagara Mohawk Power Corp. ..........   4,600       35,650

                                           SHARES     VALUE
                                           ------  -----------
    NIPSCO Industries, Inc. .............   2,300  $    92,575
    Pacific Gas & Electric Co. ..........   4,700      109,275
    Portland General Corp. ..............   2,700       83,363
    Potomac Electric Power Co. ..........   1,800       47,700
    Scana Corp. .........................   2,700       75,938
    Southern Co. ........................   6,000      147,750
    Southwestern Public Service Co. .....   2,100       68,513
    Teco Energy, Inc. ...................   2,800       70,700
    Texas Utilities Co. .................   2,600      111,150
    Unicom Corp. ........................   3,500       97,563
                                                   -----------
                                                     2,137,366
                                                   -----------
TOTAL COMMON STOCK
  (COST $36,885,598).....................           40,583,391
                                                   -----------
PREFERRED STOCK -- 0.0%
INDUSTRIAL PRODUCTS
    Teledyne, Inc.
      $1.20 Cl-E
      (COST $513)........................      72        1,107
                                                   -----------
FOREIGN STOCK -- 10.8%
AEROSPACE -- 0.2%
    Mitsubishi Heavy Industries
      Ltd. -- (JPN)......................  17,000      148,130
                                                   -----------
AIRLINES -- 0.2%
    KLM Royal Dutch Airlines
      NV -- (NETH).......................   3,000       96,087
    Singapore Airlines Ltd. -- (SNG)*....  10,000      105,599
                                                   -----------
                                                       201,686
                                                   -----------
AUTOMOBILE MANUFACTURERS -- 0.3%
    Man AG -- (DEM)......................   1,000      250,888
                                                   -----------
BEVERAGES -- 0.3%
    Lion Nathan Ltd. -- (NZD)............  50,000      130,748
    Louis Vuitton Moet
      Hennessy -- (FRF)..................     660      156,718
                                                   -----------
                                                       287,466
                                                   -----------
BUILDING MATERIALS -- 0.1%
    Malayan Cement BHD -- (MALA).........  41,000       98,597
                                                   -----------
CHEMICALS -- 0.4%
    AKZO Nobel -- (NETH).................     400       47,985
    BASF AG Ord. -- (DEM)................     400      114,034
    Bayer AG -- (DEM)....................   3,200      112,692
    L'air Liquide -- (FRF)...............     600      106,066
                                                   -----------
                                                       380,777
                                                   -----------
CLOTHING & APPAREL -- 0.3%
    Benetton Group SPA -- (ITL)..........   4,000       51,717
    Kuraray Co. Ltd. -- (JPN)............  16,000      179,940
                                                   -----------
                                                       231,657
                                                   -----------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    Getronics Geneue
      Electric -- (NETH).................   7,268      161,161
                                                   -----------
CONGLOMERATES -- 0.6%
    BTR PLC -- (UK)......................  27,000      106,309
    Hutchison Whampoa Ltd. -- (HK).......  48,000      301,996

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES     VALUE
                                           ------  -----------
    Lonrho PLC -- (UK)...................  22,000  $    63,215
    Valmet Corp. -- (FIM)*...............   4,000       67,833
                                                   -----------
                                                       539,353
                                                   -----------
CONSTRUCTION -- 0.1%
    Societe Technip -- (FRF).............   1,000       92,180
                                                   -----------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Kao Corp. -- (JPN)...................  11,000      148,853
                                                   -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.3%
    Mitsubishi Electric Corp. -- (JPN)...  17,000      118,753
    Sharp Corp. -- (JPN).................   9,000      157,996
                                                   -----------
                                                       276,749
                                                   -----------
FINANCIAL-BANK & TRUST -- 2.0%
    Banca Commerciale Italia -- (ITL)*...  30,000       60,337
    Bank of Scotland -- (UK).............  20,208       73,446
    Bankgesellschaft Berlin
      AG -- (DEM)........................     545      116,125
    Barclays PLC -- (UK).................  15,000      180,094
    Deutsche Bank AG -- (DEM)............   1,600       75,865
    Developmental Bank of Singapore
      Ltd. -- (SNG)......................   7,000       87,314
    Holderbank Financiere Glarus
      AG -- (SW).........................     200      159,974
    HSBC Holdings -- (UK)................  10,000      156,563
    ING Groep NV -- (NETH)...............  10,000      298,586
    Kredietbank NV -- (BEL)..............     200       59,891
    Oversea-Chinese Banking Corp.
      Ltd. -- (SNG)......................  10,000      116,938
    Oversea-Chinese Banking Corp. Ltd.
      Rights -- (SNG)*...................   1,000            0
    Schweizerischer Bankverein -- (SW)...     600      118,541
    Toronto Dominion Bank -- (CAN).......   4,100       71,637
    Union Bank of Switzerland -- (SW)....     100       97,984
    Westpac Banking Corp.
      Ltd. -- (AUD)......................  10,000       44,251
                                                   -----------
                                                     1,717,546
                                                   -----------
FINANCIAL SERVICES -- 0.2%
    Gemina SPA -- (ITL)..................  50,000       21,386
    Mediobanca -- (ITL)..................   7,000       44,498
    Societe Generale -- (FRF)............   1,212      133,407
                                                   -----------
                                                       199,291
                                                   -----------
FOOD -- 0.5%
    Danisco AS -- (DKK)..................   3,000      149,529
    Eridania Beghin-Say -- (FRF).........     400       62,698
    Huhtamaki -- (FIM)...................   1,500       50,227
    Nestle SA -- (SW)....................     150      171,453
                                                   -----------
                                                       433,907
                                                   -----------
INDUSTRIAL PRODUCTS -- 0.3%
    Bridgestone Corp. -- (JPN)...........   8,000      152,876
    Siemans AG -- (DEM)*.................   2,000      107,300
                                                   -----------
                                                       260,176
                                                   -----------
INSURANCE -- 0.2%
    AXA SA -- (FRF)......................   1,500       82,145
    Ckag Colonia Konzern AG -- (DEM)*....     150      119,854
                                                   -----------
                                                       201,999
                                                   -----------

                                           SHARES     VALUE
                                           ------  -----------
MACHINERY & EQUIPMENT -- 0.3%
    ABB AG -- (SW).......................      80  $    99,056
    Sig Schweiz
      Industries-Bearer -- (SW)..........      70      165,733
                                                   -----------
                                                       264,789
                                                   -----------
METALS & MINING -- 0.1%
    Cra Ltd. -- (AUD)....................   3,000       46,121
    Societe Generale de
      Belgique -- (BEL)..................   1,000       75,903
                                                   -----------
                                                       122,024
                                                   -----------
MISCELLANEOUS -- 0.3%
    Sime Darby BHD -- (MALA).............  50,000      138,277
    United Engineers Ltd. -- (MALA)......  15,000      104,008
                                                   -----------
                                                       242,285
                                                   -----------
OFFICE EQUIPMENT -- 0.2%
    Ricoh Corp. Ltd. -- (JPN)............  13,000      137,881
                                                   -----------
OIL & GAS -- 0.2%
    Societe Nationale Elf
      Aquitaine -- (FRF).................   1,100       80,990
    Veba AG -- (DEM).....................   2,500      133,007
                                                   -----------
                                                       213,997
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.1%
    Bobst SA -- (SW).....................      60       86,626
    Kimberly-Clark de Mexico
      SA -- (MEX)........................   2,000       36,431
                                                   -----------
                                                       123,057
                                                   -----------
PHARMACEUTICALS -- 1.0%
    Astra AB Cl-B -- (SEK)...............   5,500      240,037
    Ciba Geigy AG Cl-B -- (SW)...........     150      182,131
    Gehe AG -- (DEM).....................     125       84,999
    Roussel-Uclaf -- (FRF)...............     500      120,087
    Takeda Chemical
      Industries -- (JPN)................  10,000      177,380
                                                   -----------
                                                       804,634
                                                   -----------
PRINTING & PUBLISHING -- 0.5%
    Dai Nippon Printing Co.
      Ltd. -- (JPN)......................   8,000      155,070
    Elsevier NV -- (NETH)................  12,000      182,319
    Pearson PLC -- (UK)..................   5,600       57,754
                                                   -----------
                                                       395,143
                                                   -----------
REAL ESTATE -- 0.3%
    Cheung Kong Holdings Ltd. -- (HK)....  22,000      158,452
    DBS Land Ltd. -- (SNG)...............  25,000       85,755
    Hopewell Holdings Ltd. -- (HK).......  59,463       32,265
                                                   -----------
                                                       276,472
                                                   -----------
RETAIL & MERCHANDISING -- 0.5%
    Carrefour Supermarch SA -- (FRF).....     150       84,129
    Carrefour Supermarch
      Rights -- (FRF)*...................     150       41,481
    Marui Co. Ltd. -- (JPN)..............   7,000      155,527
    Pinault-Printemps Redoute
      SA -- (FRF)........................      50       17,512
    Tesco PLC -- (UK)....................  25,174      114,955
                                                   -----------
                                                       413,604
                                                   -----------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES     VALUE
                                           ------  -----------
TELECOMMUNICATIONS -- 0.7%
    Telecom Italia Mobile -- (ITL).......  75,000  $   167,739
    Telecom Italia SPA -- (ITL)..........  75,000      161,372
    Telecomm Corp. of New Zealand
      Ltd. -- (NZD)......................  22,000       92,409
    Telekom Malaysia BHD -- (MALA).......  16,000      142,365
                                                   -----------
                                                       563,885
                                                   -----------
UTILITIES -- 0.2%
    Electrabel SA -- (BEL)...............     300       64,142
    Hong Kong Electric Holdings
      Ltd. -- (HK).......................  30,000       91,467
                                                   -----------
                                                       155,609
                                                   -----------
TOTAL FOREIGN STOCK
  (COST $8,437,257)......................            9,343,796
                                                   -----------

                                            PAR
                                 MATURITY  (000)
                                 --------  ------
CORPORATE OBLIGATIONS -- 15.9%
AEROSPACE -- 1.1%
    BE Aerospace Sr. Sub. Notes
      144A
      9.875%.................... 02/01/06  $  125      123,750
    Boeing Co. Notes
      6.35%..................... 06/15/03     120      116,850
    Coltec Industries Sr. Sub.
      Notes
      10.25%.................... 04/01/02     125      130,313
    K&F Industries, Inc. Sub.
      Debs.
      13.75%.................... 08/01/01     125      129,687
    Raytheon Co. Notes
      6.50%..................... 07/15/05     350      336,437
    UNC, Inc. Sr. Sub. Notes
      11.00%.................... 06/01/06     125      127,187
                                                   -----------
                                                       964,224
                                                   -----------
AIRLINES -- 0.0%
    Southwest Airlines Co. Debs.
      9.25%..................... 02/15/98      25       26,000
                                                   -----------
AUTOMOBILE MANUFACTURERS -- 0.0%
    Daimler-Benz Auto Grantor
      Trust
      3.90%..................... 10/15/98      38       38,037
                                                   -----------
BEVERAGES -- 0.4%
    Coca-Cola Bottling Group Sr.
      Sub. Notes
      9.00%..................... 11/15/03     100       98,125
    Dr. Pepper Bottling Holding
      Co. Sr. Notes [ZCB]
      11.625%................... 02/15/03     140      116,725
    Texas Bottling Group, Inc.
      Sr. Sub. Notes
      9.00%..................... 11/15/03     100       98,625
                                                   -----------
                                                       313,475
                                                   -----------
BROADCASTING -- 0.4%
    Chancellor Broadcasting Sr.
      Sub. Notes
      9.375%.................... 10/01/04     125      118,438

                                            PAR
                                 MATURITY  (000)      VALUE
                                 --------  ------  -----------
    Sinclair Broadcasting Group
      Sr. Sub. Notes
      10.00%.................... 09/30/05  $  100  $    95,500
    Young Broadcasting Corp. Sr.
      Sub. Notes
      10.125%................... 02/15/05     100       96,750
                                                   -----------
                                                       310,688
                                                   -----------
CHEMICALS -- 0.6%
    Agricultural Minerals &
      Chemicals, Inc. Sr. Notes
      10.75%.................... 09/30/03     100      106,000
    Arcadian Partners L.P. Sr.
      Notes Cl-B
      10.75%.................... 05/01/05     150      162,750
    IMC Fertilizer Group
      Debentures
      9.45%..................... 12/15/11     100      102,250
    Scotts Co. Sr. Sub. Notes
      9.875%.................... 08/01/04     100      104,250
                                                   -----------
                                                       475,250
                                                   -----------
CLOTHING & APPAREL -- 0.6%
    Collins & Aikman Products
      Corp. Sr. Sub. Notes
      11.50%.................... 04/15/06     125      125,938
    Dan River, Inc. Sr. Sub.
      Notes
      10.125%................... 12/15/03     100       96,125
    Dominion Textile USA, Inc.
      Sr. Notes
      9.25%..................... 04/01/06     125      121,094
    Loehmann's Holdings Sr.
      Notes
      11.875%................... 05/15/03     125      129,219
                                                   -----------
                                                       472,376
                                                   -----------
COMPUTER HARDWARE -- 0.1%
    International Business
      Machines Corp. Notes
      6.375%.................... 11/01/97     100      100,125
                                                   -----------
CONGLOMERATES -- 0.1%
    Jordan Industries Sr. Notes
      10.375%................... 08/01/03     125      119,531
                                                   -----------
CONSUMER PRODUCTS & SERVICES -- 0.4%
    Herff Jones, Inc. Sr. Sub.
      Notes Cl-B
      11.00%.................... 08/15/05     125      131,094
    Mafco, Inc. Sr. Sub. Notes
      11.875%................... 11/15/02     100      105,875
    Revlon Worldwide Corp. [ZCB]
      11.29%.................... 03/15/98     125      104,219
                                                   -----------
                                                       341,188
                                                   -----------
CONTAINERS & PACKAGING -- 0.5%
    Container Corp. of America
      Sr. Notes
      11.25%.................... 05/01/04     100      103,250
    Owens Illinois, Inc. Debs.
      11.00%.................... 12/01/03     125      134,375

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                            PAR
                                 MATURITY  (000)      VALUE
                                 --------  ------  -----------
    Portola Packaging, Inc. Sr.
      Notes
      10.75%.................... 10/01/05  $  100  $   101,125
    Riverwood International Co.
      Sr. Notes
      10.25%.................... 04/01/06      75       74,719
                                                   -----------
                                                       413,469
                                                   -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.5%
    Alpine Group, Inc. Sr. Notes
      144A
      12.25%.................... 07/15/03     100      100,875
    Ametek, Inc. Sr. Notes
      9.75%..................... 03/15/04     100      104,625
    Westinghouse Electric Corp.
      Debs.
      8.875%.................... 06/01/01     200      205,500
                                                   -----------
                                                       411,000
                                                   -----------
ENTERTAINMENT & LEISURE -- 0.9%
    Bally Park Place Funding
      First Mtge.
      9.25%..................... 03/15/04     100      106,250
    GNF Corp. First Mtge.
      10.625%................... 04/01/03     125      136,406
    Grand Casinos, Inc. First
      Mtge.
      10.125%................... 12/01/03     125      128,906
    President Riverboat Casinos
      Sr. Notes
      13.00%.................... 09/15/01     100       82,000
    Six Flags Theme Parks Sr.
      Sub. Notes [STEP]
      1.81%..................... 06/15/05      50       42,562
    Time Warner Entertainment
      Debs.
      7.25%..................... 09/01/08     100       93,750
    Trump Atlantic City First
      Mtge.
      11.25%.................... 05/01/06     125      125,937
    United Artists Theatre Pass
      Through Trust 144A
      9.30%..................... 07/01/15     100       95,250
                                                   -----------
                                                       811,061
                                                   -----------
EQUIPMENT SERVICES -- 0.2%
    Coinmach Corp. Sr. Notes
      11.75%.................... 11/15/05     125      131,250
                                                   -----------
FINANCIAL-BANK & TRUST -- 1.4%
    Airplanes Pass Through Trust
      10.875%................... 03/15/19     125      130,312
    Aristar, Inc. Debs.
      8.875%.................... 08/15/98     200      208,000
      7.875%.................... 02/15/99     200      206,000
    Banesto Delaware Sub. Notes
      8.25%..................... 07/28/02      50       49,250
    Bank of Nova Scotia Yankee
      Sub. Notes
      6.25%..................... 09/15/08      50       45,562
    Coleman Holdings [ZCB]
      9.25%..................... 05/27/98     125      104,844

                                            PAR
                                 MATURITY  (000)      VALUE
                                 --------  ------  -----------
    CoreStates Home Equity Trust
      6.65%..................... 05/15/09  $   77  $    75,337
    Export-Import Korea Yankee
      Notes
      6.50%..................... 05/15/00      40       39,450
    First Federal Financial
      Notes
      11.75%.................... 10/01/04     125      121,563
    NationsBank Texas Sr. Notes
      6.75%..................... 08/15/00     150      149,625
    U.S. Bancorp Notes
      6.72%..................... 06/01/98     100      100,875
                                                   -----------
                                                     1,230,818
                                                   -----------
FINANCIAL SERVICES -- 1.9%
    Advanta Corp. Notes
      7.07%..................... 09/15/97     235      237,162
    Associates Corp. of North
      America Sr. Notes
      8.625%.................... 06/15/97      10       10,232
      7.70%..................... 03/15/00      50       51,625
    Chrysler Financial Corp.
      Notes
      8.46%..................... 01/19/00     200      210,500
    Ciesco L.P. Notes
      7.38%..................... 04/19/00     250      254,062
    Commercial Credit Debs.
      8.125%.................... 03/01/97       5        5,074
    Ford Motor Credit Co. Notes
      [VR]
      9.45%..................... 05/20/97      50       51,456
    General Motors Acceptance
      Corp. Grantor Trust
      6.30%..................... 06/15/99      31       30,960
    General Motors Acceptance
      Corp. Notes
      7.75%..................... 04/15/97      50       50,705
      8.375%.................... 05/01/97      10       10,196
    H.F. Ahmanson & Co. Debs.
      9.875%.................... 11/15/99     100      108,375
    Household Finance Corp.
      Notes
      6.96%..................... 04/27/98     300      303,000
    Lehman Brothers Holdings
      Notes
      7.625%.................... 06/15/97      65       65,867
    Smith Barney Holdings Notes
      6.625%.................... 06/01/00     200      199,000
                                                   -----------
                                                     1,588,214
                                                   -----------
HEALTHCARE SERVICES -- 0.4%
    Regency Health Services Sr.
      Sub. Notes
      9.875%.................... 10/15/02     125      120,625
    Tenet Healthcare Corp. Sr.
      Notes
      8.625%.................... 12/01/03      90       91,237
    Wright Medical Technology,
      Inc. Notes
      10.75%.................... 07/01/00     125      122,344
                                                   -----------
                                                       334,206
                                                   -----------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                            PAR
                                 MATURITY  (000)      VALUE
                                 --------  ------  -----------
INDUSTRIAL PRODUCTS -- 0.5%
    American Safety Razor Co.
      Sr. Notes
      9.875%.................... 08/01/05  $  150  $   152,250
    American Standard Debs.
      11.375%................... 05/15/04     125      135,625
      9.25%..................... 12/01/16      25       24,750
    Synthetic Industries Debs.
      12.75%.................... 12/01/02     125      132,344
                                                   -----------
                                                       444,969
                                                   -----------
INSURANCE -- 0.1%
    New York Life Insurance
      Notes
      7.50%..................... 12/15/23     100       93,250
                                                   -----------
MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    Dade International, Inc. Sr.
      Sub. Notes
      11.125%................... 05/01/06     100      104,000
                                                   -----------
METALS & MINING -- 0.2%
    Freeport-McMoran Resources
      Sr. Notes
      7.00%..................... 02/15/08     150      138,938
                                                   -----------
MISCELLANEOUS -- 0.3%
    Consolidated Cigar Sr. Sub.
      Notes
      10.50%.................... 03/01/03     125      130,313
    Doane Products Co. Sr. Notes
      10.625%................... 03/01/06     125      125,313
                                                   -----------
                                                       255,626
                                                   -----------
OIL & GAS -- 0.7%
    Dual Drilling Co. Sr. Sub.
      Notes
      9.875%.................... 01/15/04     125      130,938
    Gulf Canada Resources Ltd.
      Sub. Debs.
      9.625%.................... 07/01/05     100       99,500
    Gulf Canada Resources Ltd.
      Yankee Sr. Sub. Debs.
      9.25%..................... 01/15/04      25       24,406
    Petroleum Heat & Power Sub.
      Notes
      10.125%................... 04/01/03     100       93,750
    Tenneco, Inc. Notes
      8.00%..................... 11/15/99      55       56,856
      7.875%.................... 10/01/02     150      154,688
                                                   -----------
                                                       560,138
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.1%
    Repap Wisconsin, Inc. Sr.
      Notes
      9.25%..................... 02/01/02     100       94,000
                                                   -----------
PHARMACEUTICALS -- 0.1%
    Owens & Minor Sr. Sub. Notes
      10.875%................... 06/01/06     125      127,188
                                                   -----------
REAL ESTATE -- 0.2%
    B.F. Saul Sr. Notes
      11.625%................... 04/01/02     100      102,875

                                            PAR
                                 MATURITY  (000)      VALUE
                                 --------  ------  -----------
    HMC Acquisition Properties
      Sr.
      Notes 144A
      9.00%..................... 12/15/07  $  100       91,125
                                                   -----------
                                                       194,000
                                                   -----------
RESTAURANTS -- 0.1%
    McDonald's Corp. Notes
      6.625%.................... 09/01/05     100  $    96,375
                                                   -----------
RETAIL & MERCHANDISING -- 0.6%
    Federated Department Stores,
      Inc. Sr. Notes
      8.125%.................... 10/15/02     125      123,438
    Ferrellgas L.P. Financial
      Corp. Sr. Notes
      10.00%.................... 08/01/01     100      103,500
    Hills Stores Co. Sr. Notes
      12.50%.................... 07/01/03     100       98,250
    Michaels Stores Sr. Notes
      10.875%................... 06/15/06     125      128,750
    Wal-Mart Stores, Inc. Debs.
      7.25%..................... 06/01/13      85       83,406
                                                   -----------
                                                       537,344
                                                   -----------
TELECOMMUNICATIONS -- 1.0%
    Fundy Cable Ltd. Yankee Sr.
      Notes
      11.00%.................... 11/15/05     125      126,719
    Paging Network, Inc. Sr.
      Sub. Notes
      8.875%.................... 02/01/06     125      114,688
    Rogers Cablesystems Sr.
      Notes 144A
      10.00%.................... 03/15/05     125      124,688
    TCI Communications, Inc. Sr.
      Notes
      8.65%..................... 09/15/04     200      204,000
    United Telecommunications
      Debs.
      9.75%..................... 04/01/00     250      274,688
                                                   -----------
                                                       844,783
                                                   -----------
TRANSPORTATION -- 0.2%
    Federal Express Notes
      6.25%..................... 04/15/98      70       69,650
    Sea Containers Ltd. Sr. Sub.
      Notes
      12.50%.................... 12/01/04     125      138,906
                                                   -----------
                                                       208,556
                                                   -----------
UTILITIES -- 2.2%
    Commonwealth Edison Notes
      7.00%..................... 02/15/97      50       50,313
      9.00%..................... 10/15/99     250      262,188
    Consumers Power Co. First
      Mtge.
      6.00%..................... 07/01/97      65       64,675
      6.625%.................... 10/01/98      50       49,875
    El Paso Electric Co. First
      Mtge.
      8.90%..................... 02/01/06     100       99,375

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                            PAR
                                 MATURITY  (000)      VALUE
                                 --------  ------  -----------
    Florida Power & Light Notes
      5.70%..................... 03/05/98  $  200  $   197,750
    Gulf States Utilities First
      Mtge.
      5.375%.................... 02/01/97     128      127,520
    Monongahela Power First
      Mtge.
      8.50%..................... 06/01/22     150      155,438
    Pacific Gas & Electric Co.
      First Mtge.
      6.75%..................... 12/01/00     200      198,750
    Potomac Capital Investment
      Corp. Notes
      6.19%..................... 04/28/97     250      249,410
    Public Service Electric &
      Gas First Mtge.
      7.00%..................... 09/01/24     300      266,250
    Southern California Edison
      Notes
      6.50%..................... 06/01/01     100       97,875
    Wisconsin Electric Power Co.
      First Mtge.
      5.875%.................... 10/01/97     100       99,625
                                                   -----------
                                                     1,919,044
                                                   -----------
    TOTAL CORPORATE OBLIGATIONS
      (COST $13,704,470).................           13,699,123
                                                   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
FEDERAL HOME LOAN MORTGAGE CORP. -- 0.0%
      7.50%..................... 07/15/20      15       15,176
                                                   -----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 6.8%
      9.50%..................... 10/15/09      24       25,677
      10.00%.................... 11/15/09      33       36,387
      11.50%.................... 06/15/10      51       57,402
      12.00%.................... 09/15/13       1        1,622
      12.00%.................... 01/15/14       7        7,584
      10.50%.................... 08/15/15      13       14,826
      11.50%.................... 09/15/15      99      111,577
      11.50%.................... 11/15/15      37       41,996
      8.00%..................... 05/15/16      30       30,612
      8.50%..................... 06/15/16      35       36,272
      9.00%..................... 07/15/16      17       17,692
      8.00%..................... 12/15/16      52       52,612
      8.00%..................... 02/15/17     101      101,837
      8.00%..................... 05/15/17      64       64,101
      9.00%..................... 05/15/17      87       90,989
      8.00%..................... 06/15/17      28       28,471
      9.50%..................... 11/15/18       5        5,075
      9.50%..................... 03/15/19      17       18,264
      9.50%..................... 01/15/20       9        9,346
      9.50%..................... 06/15/20      14       15,109
      8.50%..................... 07/15/20     500      514,065
      8.00%..................... 06/15/22     159      160,974
      8.00%..................... 09/15/22      34       34,697
      8.00%..................... 07/15/23      83       84,202
      7.00%..................... 09/15/23     380      364,633
      6.50%..................... 02/15/24     718      668,617
      6.50%..................... 04/15/24      89       82,447
      6.50%..................... 05/15/24     888      827,396
      7.50%..................... 06/15/24      89       87,432

                                            PAR
                                 MATURITY  (000)      VALUE
                                 --------  ------  -----------
      7.00%..................... 12/15/25  $  293  $   280,737
      7.50%..................... 04/15/26     145      143,011
      7.50%..................... 05/15/26   1,092    1,076,632
      8.00%..................... 06/15/26     808      815,070
                                                   -----------
                                                     5,907,364
                                                   -----------
TENNESSEE VALLEY AUTHORITY NOTES -- 0.1%
      7.75%..................... 12/15/22      10        9,675
      7.25%..................... 07/15/43      20       18,650
      6.875%.................... 12/15/43      40       35,900
                                                   -----------
                                                        64,225
                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $6,039,380)......................            5,986,765
                                                   -----------
U.S. TREASURY OBLIGATIONS -- 9.8%
U.S. TREASURY BONDS -- 1.2%
      11.625%................... 11/15/02     100      125,959
      7.125%.................... 02/15/23     240      242,700
      7.625%.................... 02/15/25     300      323,793
      6.875%.................... 08/15/25     300      297,171
      6.00%..................... 02/15/26     100       88,695
                                                   -----------
                                                     1,078,318
                                                   -----------
U.S. TREASURY NOTES -- 8.6%
      6.50%..................... 09/30/96      80       80,245
      7.25%..................... 11/30/96     240      241,714
      6.125%.................... 05/15/98     100      100,087
      6.00%..................... 05/31/98     450      449,167
      5.125%.................... 12/31/98      50       48,773
      6.375%.................... 05/15/99   1,950    1,954,602
      6.75%..................... 05/31/99     460      465,525
      6.875%.................... 03/31/00     250      253,952
      6.25%..................... 05/31/00     100       99,446
      6.125%.................... 09/30/00     150      148,359
      5.625%.................... 11/30/00     275      266,489
      5.625%.................... 02/28/01   1,300    1,257,295
      5.75%..................... 08/15/03     965      919,423
      7.50%..................... 02/15/05     250      263,077
      5.875%.................... 11/15/05     425      400,562
      5.625%.................... 02/15/06     500      463,955
                                                   -----------
                                                     7,412,671
                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $8,490,278)......................            8,490,989
                                                   -----------

                                         PRINCIPAL
                                         IN LOCAL
                                         CURRENCY
                                          (000)
                                         --------
FOREIGN BONDS -- 3.2%
AUSTRALIA -- 0.0%
    Australian Government
      9.50%..................  08/15/03       20        16,320
                                                   -----------
BELGIUM -- 0.1%
    Belgium Kingdom
      Government
      7.25%..................  04/29/04    1,550        51,835
                                                   -----------

T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                         IN LOCAL
                                         CURRENCY
                               MATURITY   (000)       VALUE
                               --------  --------  -----------
CANADA -- 0.2%
    Canadian Government
      8.50%..................  04/01/02      105   $    81,740
      6.50%..................  06/01/04      110        75,587
      9.75%..................  06/01/21       10         8,613
                                                   -----------
                                                       165,940
                                                   -----------
DENMARK -- 0.1%
    Kingdom of Denmark
      7.00%..................  12/15/04      275        46,448
                                                   -----------
FRANCE -- 0.4%
    France O.A.T.
      8.50%..................  11/25/02    1,146       252,262
      8.25%..................  02/27/04      264        57,230
      8.50%..................  04/25/23       50        11,077
    French Treasury Bill
      8.50%..................  03/12/97       75        15,025
                                                   -----------
                                                       335,594
                                                   -----------
GERMANY -- 0.7%
    Deutscheland Republic
      8.50%..................  08/21/00      375       274,554
      8.375%.................  05/21/01      330       242,194
      6.50%..................  07/15/03      110        73,360
                                                   -----------
                                                       590,108
                                                   -----------
ITALY -- 0.3%
    Italian Government
      11.50%.................  03/01/03  275,000       201,051
      8.50%..................  08/01/04   45,000        28,450
                                                   -----------
                                                       229,501
                                                   -----------
JAPAN -- 1.0%
    European Investment Bank
      4.625%.................  02/26/03   43,000       432,968
    International Bank
      Recovery & Development
      6.75%..................  03/15/00   14,000       149,287
    Japan Government
      4.50%..................  06/20/03   33,500       336,777
                                                   -----------
                                                       919,032
                                                   -----------
NETHERLANDS -- 0.1%
    Netherlands Government
      5.75%..................  01/15/04      115        65,841
                                                   -----------

                                         PRINCIPAL
                                         IN LOCAL
                                         CURRENCY
                               MATURITY   (000)       VALUE
                               --------  --------  -----------
SPAIN -- 0.0%
    Spanish Government
      8.00%..................  05/30/04    6,400   $    47,611
                                                   -----------
UNITED KINGDOM -- 0.3%
    United Kingdom Gilt
      9.00%..................  03/03/00       85       140,068
    United Kingdom Treasury
      8.00%..................  06/10/03       75       118,966
                                                   -----------
                                                       259,034
                                                   -----------
TOTAL FOREIGN BONDS
  (COST $2,618,179)....................              2,727,264
                                                   -----------
                                           PAR
                                          (000)
                                         --------
COMMERCIAL PAPER -- 1.3%
    Corporate Asset Funding
      Co.
      5.40%..................  07/16/96  $   280       279,370
    Wal-Mart Stores, Inc.
      5.30%..................  07/01/96      808       808,000
                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $1,087,370)....................              1,087,370
                                                   -----------
                                          SHARES
                                         --------
SHORT TERM INVESTMENTS -- 4.7%
    Temporary Investment Fund
      (COST $4,025,169)................  4,025,169   4,025,169
                                                   -----------
TOTAL INVESTMENTS -- 99.6%
  (COST $81,288,214)...................             85,944,974
OTHER ASSETS LESS
  LIABILITIES -- 0.4%..................                357,294
                                                   -----------
NET ASSETS -- 100.0%...................            $86,302,268
                                                   ===========

             PRINCIPAL
              AMOUNT        CONTRACTED
              COVERED        EXCHANGE      EXPIRATION      UNREALIZED
  TYPE      BY CONTRACT        RATE          MONTH        DEPRECIATION
--------------------------------------------------------------------------------
Buy ITL       $62,313        1,530.50       07/96           $(69)

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.6% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                            MATURITY    (000)         VALUE
                            --------  ----------  -------------
CORPORATE OBLIGATIONS -- 11.2%
AIRLINES -- 4.2%
    American Airlines
      Notes
      10.19%..............  05/26/15  $      250  $     294,200
    AMR Corp. Notes
      10.45%..............  11/15/11         100        120,875
    United Air Lines, Inc.
      Notes
      10.67%..............  05/01/04         500        581,250
      10.36%..............  11/13/12       6,925      8,114,092
      10.36%..............  11/27/12         500        581,193
      10.02%..............  03/22/14       2,000      2,267,460
                                                  -------------
                                                     11,959,070
                                                  -------------
ENTERTAINMENT & LEISURE -- 1.3%
    Time Warner, Inc.
      Notes
      7.45%...............  02/01/98       2,000      2,025,000
      6.46%...............  08/15/00         437        438,639
      7.975%..............  08/15/04         262        262,000
      8.11%...............  08/15/06         525        524,344
      8.18%...............  08/15/07         525        525,000
                                                  -------------
                                                      3,774,983
                                                  -------------
FINANCIAL SERVICES -- 0.7%
    General Motors
      Acceptance Corp.
      Notes
      7.75%...............  07/18/96       2,000      2,001,940
                                                  -------------
OIL & GAS -- 0.3%
    Arkla, Inc. Notes
      9.20%...............  12/18/97         500        516,250
    Occidental Petroleum
      Corp. Sr. Notes
      9.625%..............  07/01/99         500        500,000
                                                  -------------
                                                      1,016,250
                                                  -------------
REAL ESTATE -- 1.7%
    Spieker Properties
      Notes
      6.95%...............  12/15/02       5,000      4,787,500
                                                  -------------
TELECOMMUNICATIONS -- 1.9%
    Cablevision Industries
      Sr. Notes
      10.75%..............  01/30/02       5,000      5,337,500
                                                  -------------
UTILITIES -- 1.1%
    Cleveland Electric
      Illumination Co.
      Notes
      9.11%...............  07/22/96         250        250,312
      8.75%...............  11/15/05         100         97,750
    CMS Energy Corp. Notes
      9.50%...............  10/01/97         150        153,750
    Commonwealth Edison
      Notes
      6.50%...............  07/15/97         750        751,875

                                         PAR
                            MATURITY    (000)         VALUE
                            --------  ----------  -------------
    Illinois Power Co.
      Notes
      5.85%...............  10/01/96  $    2,000  $   1,997,500
                                                  -------------
                                                      3,251,187
                                                  -------------
TOTAL CORPORATE OBLIGATIONS
  (COST $32,206,012)................                 32,128,430
                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 57.4%
FEDERAL HOME LOAN MORTGAGE CORP. -- 3.3%
      5.30%...............  07/03/96       1,300      1,299,617
      8.25%...............  08/01/17         704        716,829
      7.00% [IO]..........  04/25/19         506         53,160
      7.551%..............  02/01/24       3,509      3,616,774
      6.50% [TBA].........  08/12/26       4,000      3,742,520
                                                  -------------
                                                      9,428,900
                                                  -------------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 11.0%
      9.40%...............  07/25/03         366        383,669
      6.25% [IO]..........  05/25/08         236         79,136
      6.50% [IO]..........  06/25/14       2,643        184,378
      6.90%...............  05/25/23         185        150,502
      7.594%..............  01/01/24         536        554,494
      7.50%...............  04/01/24       4,238      4,184,848
      7.00%...............  04/25/24         582        486,460
      7.749%..............  04/01/25         928        964,335
      6.282%..............  07/24/26      25,000     24,812,500
                                                  -------------
                                                     31,800,322
                                                  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 43.1%
      7.00%...............  06/20/22       2,724      2,756,358
      7.375%..............  04/20/23       3,408      3,431,128
      7.00%...............  09/20/23       7,731      7,783,800
      7.00%...............  10/20/23         753        759,249
      7.50%...............  12/20/23         465        456,381
      7.25%...............  09/20/24       1,569      1,595,233
      7.00%...............  10/20/24       4,137      4,190,972
      6.50% [TBA].........  08/19/26      80,000     74,350,400
      7.00% [TBA].........  08/19/26      30,000     28,725,000
                                                  -------------
                                                    124,048,521
                                                  -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $163,369,227)...............                165,277,743
                                                  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.6%
    Citicorp Mtge.
      Securities, Inc.
      7.49%...............  10/25/22         750        766,576
    Collateralized Mtge.
      Securities Corp.
      7.985%..............  05/01/17         515        509,652
    Countrywide Adjustable
      Rate Mtge.
      7.7433%.............  03/25/24       1,084      1,108,437
      7.87%...............  11/25/24       1,222      1,240,147
    Guardian Adjustable
      Rate Mtge.
      6.8575%.............  12/25/19          91         56,448

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                            MATURITY    (000)         VALUE
                            --------  ----------  -------------
    Mortgage Capital Trust
      VI
      9.50%...............  02/01/18  $    1,085  $   1,105,783
    Prudential-Bache CMO
      Trust
      8.40%...............  03/20/21       3,104      3,183,515
    Resolution Trust Corp.
      8.00%...............  09/25/21         578        579,001
    Rothschild L.F. Mtge.
      Trust
      9.95%...............  08/01/17       3,047      3,244,984
    Ryland Mtge.
      Securities Corp.
      7.8123%.............  09/25/23       1,493      1,515,711
                                                  -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $13,048,392)................                 13,310,254
                                                  -------------
U.S. TREASURY OBLIGATIONS -- 55.6%
U.S. TREASURY BILLS -- 0.6%
      4.95%#..............  08/29/96         410        406,498
      4.97%#..............  08/29/96          75         74,359
      5.145%#.............  10/17/96         375        369,034
      5.115%#.............  10/24/96         160        157,315
      5.07%#..............  11/14/96          70         68,589
      5.08%#..............  11/14/96         215        210,667
      5.09%#..............  11/14/96         150        146,977
      5.11%#..............  11/14/96          75         73,488
      5.12%#..............  11/14/96          25         24,496
      5.135%#.............  11/14/96          30         29,395
      5.16%#..............  11/14/96          75         73,488
                                                  -------------
                                                      1,634,306
                                                  -------------
U.S. TREASURY NOTES -- 55.0%
      6.125%..............  05/31/97      50,000     50,166,495
      5.625%..............  06/30/97      30,000     29,963,997
      5.875%..............  07/31/97      78,000     78,039,772
                                                  -------------
                                                    158,170,264
                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $159,677,278)...............                159,804,570
                                                  -------------
SOVEREIGN ISSUES -- 2.4%
ARGENTINA -- 1.6%
    Republic of Argentina
      [FRB, BRB]
      6.3125%.............  03/31/05       5,940      4,640,625
                                                  -------------
MEXICO -- 0.8%
    United Mexican States
      Cl-B [BRB]
      6.25%...............  12/31/19       1,500        973,125
    United Mexican States
      Cl-C [BRB]
      6.6093%.............  12/31/19       1,000        786,250

                                         PAR
                            MATURITY    (000)         VALUE
                            --------  ----------  -------------
    United Mexican States
      Cl-D [BRB]
      6.4531%.............  12/31/19  $      500  $     393,125
                                                  -------------
                                                      2,152,500
                                                  -------------
TOTAL SOVEREIGN ISSUES
  (COST $6,543,410).................                  6,793,125
                                                  -------------
                                      PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                        (000)
                                      ----------
FOREIGN BONDS -- 1.0%
CANADA
    Canadian Government
      8.75%
      (COST $2,737,528)...  12/01/05       3,500      2,758,849
                                                  -------------
                                         PAR
                                        (000)
                                      ----------
COMMERCIAL PAPER -- 5.4%
    Caisse D'Amortissement
      5.35%...............  08/19/96  $    5,300      5,260,762
    Commonwealth Bank of
      Australia
      5.27%...............  07/23/96         500        497,531
    Dupont, (E.I.)
      DeNemours & Co.
      5.34%...............  07/24/96       1,400      1,395,224
    Emerson Electric Co.
      5.30%...............  07/02/96       2,100      2,099,691
    General Electric
      Capital Corp.
      5.29%...............  09/16/96         700        691,693
    Hewlett-Packard Co.
      5.24%...............  08/29/96         500        495,402
    Southwestern Public
      Utilities
      5.42%...............  07/22/96       3,600      3,588,618
    Unilever Capital Corp.
      5.25%...............  07/25/96       1,600      1,594,352
                                                  -------------
TOTAL COMMERCIAL PAPER
  (COST $15,625,514)................                 15,623,273
                                                  -------------
OPTIONS -- (0.1%)
    Written CME Put Option
      on Eurodollar Futures,
      Strike Price $93.00,
      Expire 03/17/97...............      62,000        (15,500)
    Written CME Put Option
      on Eurodollar Futures,
      Strike Price $93.50,
      Expire 06/16/97...............     200,000       (185,000)

PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)         VALUE
                                      ----------  -------------
    CME Put Option on
      Eurodollar Futures,
      Strike Price $91.75,
      Expire 12/16/96...............  $  100,000  $       2,500
                                                  -------------
TOTAL OPTIONS
  (COST ($238,031)).................                   (198,000)
                                                  -------------
                                        SHARES
                                      ----------
SHORT TERM INVESTMENTS -- 1.4%
    Temporary Investment
      Cash Fund.....................   1,966,010      1,966,010
    Temporary Investment Fund.......   1,966,009      1,966,009
                                                  -------------
      (COST $3,932,019).............                  3,932,019
                                                  -------------
TOTAL INVESTMENTS -- 138.9%
  (COST $396,901,349)...............                399,430,263
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (38.9%).................               (111,784,932)
                                                  -------------
NET ASSETS -- 100.0%................              $ 287,645,331
                                                  =============

Foreign currency exchange contracts outstanding at June 30, 1996:

                  PRINCIPAL
                   AMOUNT        CONTRACTED                       UNREALIZED
                   COVERED        EXCHANGE       EXPIRATION      APPRECIATION
TYPE             BY CONTRACT        RATE            MONTH        (DEPRECIATION)
--------------------------------------------------------------------------------
Sell     CAN     $2,196,193         1.3660          05/97          $ (16,115)
Buy      DEM        492,514         1.5021          12/96               (978)
Buy      DEM      2,521,014         1.5014          12/96             (5,011)
Buy      DEM      4,742,424         1.4984          01/97             (9,255)
Sell     DEM      2,656,735         1.4247          12/96            140,732
Sell     DEM        525,706         1.4073          12/96             34,171
Sell     DEM      4,966,105         1.4309          01/97            232,937
                                                                   ---------
                                                                   $ 376,481
                                                                   =========

# Securities with an aggregate market value of $1,634,306 have been segregated with the custodian to cover margin requirements for the following open future contracts at June 30, 1996:

                                                   UNREALIZED
                                                  APPRECIATION
               TYPE                 CONTRACTS    (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (09/96)       50          $ 15,625
U.S. Treasury 10 Year Note (09/96)     456           401,625
U.S. Treasury 30 Year Bond (09/96)     129            68,531
Eurodollar (03/97)                     200            (5,000)
                                                    --------
                                                    $480,781
                                                    ========

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                       ---------  ------------
COMMON STOCK -- 69.1%
AEROSPACE -- 3.1%
    Boeing Co. .......................    20,000  $  1,742,500
    General Motors Corp. Cl-H.........    20,000     1,202,500
    Lockheed Martin Corp. ............    20,000     1,680,000
    Northrop Grumman Corp. ...........    39,000     2,656,875
                                                  ------------
                                                     7,281,875
                                                  ------------
AIRLINES -- 0.4%
    KLM Royal Dutch Airlines..........    30,000       952,500
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 1.0%
    Chrysler Corp. ...................    20,000     1,240,000
    Ford Motor Co. ...................    30,000       971,250
                                                  ------------
                                                     2,211,250
                                                  ------------
AUTOMOTIVE PARTS -- 1.3%
    Borg Warner Automotive, Inc. .....    50,000     1,975,000
    Eaton Corp. ......................    20,000     1,172,500
                                                  ------------
                                                     3,147,500
                                                  ------------
BEVERAGES -- 1.2%
    Anheuser-Busch Companies, Inc. ...    25,000     1,875,000
    Coors (Adolph) Co. Cl-B...........    50,000       893,750
                                                  ------------
                                                     2,768,750
                                                  ------------
CHEMICALS -- 4.8%
    Agrium, Inc. .....................   210,000     2,752,969
    Air Products & Chemicals, Inc. ...    25,000     1,443,750
    Arco Chemical Co. ................    20,000     1,040,000
    General Chemical Group, Inc. .....    60,000     1,215,000
    Lawter International, Inc. .......   100,000     1,250,000
    Olin Corp. .......................    40,000     3,570,000
                                                  ------------
                                                    11,271,719
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 0.8%
    Reynolds & Reynolds Co. Cl-A......    35,000     1,863,750
                                                  ------------
COMPUTER HARDWARE -- 0.8%
    International Business
      Machines Corp. .................    20,000     1,980,000
                                                  ------------
CONSTRUCTION -- 1.2%
    Fluor Corp. ......................    24,000     1,569,000
    Foster Wheeler Corp. .............    30,000     1,346,250
                                                  ------------
                                                     2,915,250
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 0.8%
    Jostens, Inc. ....................    30,000       592,500
    Whitman Corp. ....................    50,000     1,206,250
                                                  ------------
                                                     1,798,750
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.6%
    Emerson Electric Co. .............    25,000     2,259,375
    General Electric Co. .............    37,000     3,200,500
    Honeywell, Inc. ..................    30,000     1,635,000
    Polaroid Corp. ...................    30,000     1,368,750
                                                  ------------
                                                     8,463,625
                                                  ------------

                                        SHARES       VALUE
                                       ---------  ------------
ENTERTAINMENT & LEISURE -- 0.9%
    Time Warner, Inc. ................    25,000  $    981,250
    Walt Disney Co. ..................    20,000     1,257,500
                                                  ------------
                                                     2,238,750
                                                  ------------

FINANCIAL-BANK & TRUST -- 3.7%
    Bank of New York Co., Inc. .......    20,000     1,025,000
    BankAmerica Corp. ................    20,000     1,515,000
    Chase Manhattan Corp. ............    31,200     2,203,500
    First Chicago NBD Corp. ..........    56,200     2,198,825
    Mellon Bank Corp. ................    30,000     1,710,000
                                                  ------------
                                                     8,652,325
                                                  ------------
FINANCIAL SERVICES -- 3.6%
    American Express Co. .............    20,000       892,500
    Associates First Capital Corp.*...   100,000     3,762,500
    Beneficial Corp. .................    35,000     1,964,375
    H & R Block, Inc. ................    60,000     1,957,500
                                                  ------------
                                                     8,576,875
                                                  ------------
FOOD -- 2.2%
    General Mills, Inc. ..............    25,000     1,362,500
    Heinz, (H.J.) Co. ................    33,000     1,002,375
    Philip Morris Companies, Inc. ....    20,000     2,080,000
    Quaker Oats Co. ..................    20,000       682,500
                                                  ------------
                                                     5,127,375
                                                  ------------
HOTELS & MOTELS -- 1.3%
    Hilton Hotels Corp. ..............    28,000     3,150,000
                                                  ------------
INDUSTRIAL PRODUCTS -- 1.7%
    Albany International Corp. Cl-A...    80,000     1,810,000
    Allied-Signal, Inc. ..............    40,000     2,285,000
                                                  ------------
                                                     4,095,000
                                                  ------------
INSURANCE -- 5.6%
    Allmerica Financial Corp. ........    60,000     1,785,000
    Allmerica Property & Casualty
      Companies, Inc. ................    80,000     2,160,000
    American States Financial
      Corp.*..........................   125,800     2,704,700
    Ohio Casualty Corp. ..............    50,000     1,737,500
    Travelers-Aetna Property Casualty
      Corp. Cl-A*.....................   167,500     4,752,812
                                                  ------------
                                                    13,140,012
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Becton Dickinson & Co.............    30,000     2,407,500
    Novo Industries AS [ADR]..........    20,000       715,000
                                                  ------------
                                                     3,122,500
                                                  ------------
METALS & MINING -- 0.4%
    Newmont Mining Corp. .............    20,994     1,036,579
                                                  ------------
OFFICE EQUIPMENT -- 1.0%
    Xerox Corp. ......................    45,000     2,407,500
                                                  ------------
OIL & GAS -- 10.1%
    Amoco Corp. ......................    15,000     1,085,625
    Atlantic Richfield Co. ...........     8,000       948,000

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                       ---------  ------------
    Baker Hughes, Inc. ...............    52,500  $  1,725,938
    Burlington Resources, Inc. .......    60,000     2,572,500
    Chevron Corp. ....................    20,000     1,180,000
    Dresser Industries, Inc. .........    70,000     2,065,000
    Exxon Corp. ......................    12,000     1,042,500
    Halliburton Co. ..................    35,000     1,942,500
    Mobil Corp. ......................    12,000     1,345,500
    Parker & Parsley Petroleum Co. ...    20,000       555,000
    Schlumberger Ltd. ................    11,000       926,750
    Sonat, Inc. ......................    27,000     1,215,000
    Tenneco, Inc. ....................    32,500     1,661,562
    Union Pacific Resources Group,
      Inc. ...........................   100,000     2,675,000
    Unocal Corp. .....................    40,000     1,350,000
    USX Marathon Group................    80,000     1,610,000
                                                  ------------
                                                    23,900,875
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.4%
    Champion International Corp. .....    20,000       835,000
                                                  ------------
PERSONAL SERVICES -- 0.8%
    Service Corp. ....................    32,000     1,840,000
                                                  ------------
PHARMACEUTICALS -- 3.1%
    American Home Products Corp. .....    30,000     1,803,750
    Glaxo Wellcome PLC [ADR]..........   100,000     2,675,000
    Pfizer, Inc. .....................    15,000     1,070,625
    Pharmacia & Upjohn, Inc. .........    40,000     1,775,000
                                                  ------------
                                                     7,324,375
                                                  ------------
PRINTING & PUBLISHING -- 1.0%
    Belo, (A.H.) Corp. Cl-A...........    25,000       931,250
    R.R. Donnelley & Sons Co. ........    40,000     1,395,000
                                                  ------------
                                                     2,326,250
                                                  ------------
RAILROADS -- 2.2%
    Conrail, Inc. ....................    25,000     1,659,375
    Kansas City Southern
      Industries, Inc. ...............    40,000     1,715,000
    Union Pacific Corp. ..............    25,000     1,746,875
                                                  ------------
                                                     5,121,250
                                                  ------------
REAL ESTATE -- 1.0%
    Patriot American Hospitality,
      Inc. ...........................    80,000     2,370,000
                                                  ------------
RETAIL & MERCHANDISING -- 2.9%
    Dayton-Hudson Corp. ..............    20,000     2,062,500
    J.C. Penney Co., Inc. ............    40,000     2,100,000
    May Department Stores Co. ........    35,000     1,531,250
    Nordstrom, Inc. ..................    20,000       890,000
    Payless Shoesource, Inc.*.........     5,600       177,800
                                                  ------------
                                                     6,761,550
                                                  ------------
SEMI-CONDUCTORS -- 0.6%
    Intel Corp. ......................    20,000     1,468,750
                                                  ------------
TELECOMMUNICATIONS -- 5.8%
    AT&T Corp. .......................    40,000     2,480,000
    Bell Atlantic Corp. ..............    15,000       956,250
    GTE Corp. ........................    30,000     1,342,500
    Lucent Technologies, Inc. ........   100,000     3,787,500

                                        SHARES       VALUE
                                       ---------  ------------
    NYNEX Corp. ......................    25,000  $  1,187,500
    SBC Communications, Inc. .........    30,000     1,477,500
    U.S. West, Inc. ..................    80,000     2,550,000
                                                  ------------
                                                    13,781,250
                                                  ------------
TRANSPORTATION -- 0.1%
    Overseas Shipholding Group,
      Inc. ...........................    17,000       308,125
                                                  ------------
UTILITIES -- 0.4%
    IES Industries, Inc. .............    30,000       896,250
                                                  ------------
TOTAL COMMON STOCK
  (COST $138,233,124).................             163,135,560
                                                  ------------
PREFERRED STOCK -- 0.4%
METALS & MINING
    Amax Gold, Inc. Cl-B*
    (COST $996,575)...................    20,000     1,025,000
                                                  ------------

                                           PAR
                               MATURITY   (000)
                               --------  -------
CORPORATE OBLIGATIONS -- 13.5%
AIRLINES -- 0.2%
    Delta Air Lines, Inc.
      9.30%..................  01/02/11  $   500       557,337
                                                  ------------
BROADCASTING -- 2.6%
    Allbritton Communications
      Co. Sr. Sub. Debs.
      11.50%.................  08/15/04    1,000     1,018,750
    Benedek Broadcast Corp.
      Sr. Notes
      11.875%................  03/01/05    1,000     1,058,750
    Granite Broadcasting
      Corp. Sr. Sub. Notes
      10.375%................  05/15/05    1,000       976,250
    Lenfest Communications
      Sr. Sub. Notes 144A
      10.50%.................  06/15/06    1,000     1,006,250
    SCI Television, Inc. Sr.
      Notes
      11.00%.................  06/30/05    1,000     1,045,000
    SFX Broadcasting Sr. Sub.
      Notes 144A
      10.75%.................  05/15/06    1,000       997,500
                                                  ------------
                                                     6,102,500
                                                  ------------
BUILDING MATERIALS -- 0.6%
    USG Corp. Debs.
      8.75%..................  03/01/17    1,517     1,460,113
                                                  ------------
CHEMICALS -- 0.2%
    Rexene Corp. Sr. Notes
      11.75%.................  12/01/04      500       520,625
                                                  ------------
ENTERTAINMENT & LEISURE -- 0.9%
    Trump Atlantic City First
      Mtge.
      11.25%.................  05/01/06    1,000     1,007,500

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)      VALUE
                               --------  -------  ------------
    United Artists Sr. Notes
      11.50%.................  05/01/02  $ 1,000  $  1,055,000
                                                  ------------
                                                     2,062,500
                                                  ------------
FINANCIAL SERVICES -- 0.8%
    Donaldson Lufkin &
      Jenrette, Inc.
      5.625%.................  02/15/16    1,000       951,250
    General Motors Acceptance
      Corp. Notes
      7.125%.................  06/01/99      500       506,250
    Tembec Finance Corp. Sr.
      Notes
      9.875%.................  09/30/05      500       465,000
                                                  ------------
                                                     1,922,500
                                                  ------------
HEALTHCARE SERVICES -- 0.4%
    Tenet Healthcare Corp.
      Sr. Sub. Notes
      10.125%................  03/01/05      900       951,750
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.4%
    Noble Drilling Corp.
      9.125%.................  07/01/06    1,000     1,002,500
                                                  ------------
METALS & MINING -- 0.4%
    Freeport-McMoran Resource
      Sr. Sub. Notes
      8.75%..................  02/15/04    1,000     1,008,750
                                                  ------------
OIL & GAS -- 0.2%
    Transtexas Gas Corp. Sr.
      Notes
      11.50%.................  06/15/02      500       501,250
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.7%
    Repap New Brunswick Sr.
      Notes
      10.625%................  04/15/05      500       468,750
    S.D. Warren Co. Sr. Sub.
      Notes
      12.00%.................  12/15/04    1,000     1,060,000
                                                  ------------
                                                     1,528,750
                                                  ------------
RETAIL & MERCHANDISING -- 0.4%
    Revco D.S., Inc. Sr.
      Notes
      9.125%.................  01/15/00      910       944,125
                                                  ------------
TELECOMMUNICATIONS -- 5.1%
    Arch Communications Group
      Sr. Disc. Notes [STEP]
      10.875%................  03/15/08    1,000       528,750
    Cablevision Industries
      Debs. Cl-B
      9.25%..................  04/01/08    1,500     1,518,750
    Centennial Cellular Sr.
      Notes
      8.875%.................  11/01/01    1,000       931,250
    Comcast U.K. Cable [STEP]
      4.59%..................  11/15/07    1,000       582,500

                                           PAR
                               MATURITY   (000)      VALUE
                               --------  -------  ------------
    Continental Cablevision
      Sr. Sub. Debs.
      11.00%.................  06/01/07  $ 1,500  $  1,696,875
    International Cabletel,
      Inc. Sr. Notes [STEP]
      5.63%..................  02/01/06    2,000     1,122,500
    Jones Intercable Sr. Sub.
      Debs.
      10.50%.................  03/01/08      250       260,937
    Marcus Cable Co. Sr.
      Disc. Notes [STEP]
      5.24%..................  12/15/05      900       558,000
    MFS Communications Co.,
      Inc. Sr. Disc. Notes
      [STEP]
      4.28%..................  01/15/06    1,500       915,000
    Rogers Cantel, Inc. Debs.
      9.375%.................  06/01/08    1,000       981,250
    UIH Australia Pacific Sr.
      Disc. Notes [STEP] 144A
      6.88%..................  05/15/06    1,000       535,000
    Vanguard Cellular Systems
      Debs.
      9.375%.................  04/15/06    1,000       977,500
    Viacom, Inc. Sub. Debs.
      8.00%..................  07/07/06    1,500     1,383,750
                                                  ------------
                                                    11,992,062
                                                  ------------
TRANSPORTATION -- 0.2%
    Teekay Shipping Corp.
      First Mtge.
      8.32%..................  02/01/08      500       470,000
                                                  ------------
UTILITIES -- 0.4%
    Long Island
      Lighting Debs.
      9.00%..................  11/01/22    1,000       917,500
TOTAL CORPORATE OBLIGATIONS
                                                  ------------
  (COST $32,780,576)...................             31,942,262
                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.2%
FEDERAL HOME LOAN MORTGAGE CORP. -- 4.5%
      7.50%..................  07/01/09      718       722,205
      6.50%..................  06/01/10      892       863,463
      6.50%..................  10/01/10    1,879     1,818,623
      6.50%..................  11/01/10    1,901     1,840,154
      6.50%..................  04/01/11    2,980     2,884,737
      7.00%..................  04/01/24      946       911,081
      7.00%..................  07/01/24      841       810,256
      8.00%..................  12/01/24      825       832,552
                                                  ------------
                                                    10,683,071
                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 0.7%
      7.50%..................  10/15/23    1,689     1,665,332
                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $12,331,509)...................             12,348,403
                                                  ------------

INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)      VALUE
                               --------  -------  ------------
U.S. TREASURY NOTES -- 5.4%
      5.375%.................  11/30/97  $ 3,000  $  2,977,140
      5.50%..................  12/31/00    2,000     1,929,060
      6.50%..................  05/15/05    8,000     7,898,639
                                                  ------------
TOTAL U.S. TREASURY NOTES
  (COST $13,245,741)...................             12,804,839
                                                  ------------
COMMERCIAL PAPER -- 5.6%
    American Express Credit
      Corp.
      5.4541%................  07/02/96    2,600     2,600,000
    Chevron Oil Finance Co.
      5.2576%................  07/01/96    2,487     2,487,000
    Ford Motor Credit Co.
      5.327%.................  07/05/96    3,831     3,831,000
    Hertz Corp.
      5.3571%................  07/03/96    4,330     4,330,000
                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $13,248,000)...................             13,248,000
                                                  ------------

                                        SHARES       VALUE
                                       ---------  ------------
SHORT TERM INVESTMENTS -- 1.0%
    Temporary Investment Cash Fund.... 1,068,560  $  1,068,560
    Temporary Investment Fund......... 1,068,560     1,068,560
                                                  ------------
      (COST $2,137,120)...............               2,137,120
                                                  ------------
TOTAL INVESTMENTS -- 100.2%
  (COST $212,972,645).................             236,641,184
LIABILITES IN EXCESS OF
  OTHER ASSETS -- (0.2%)..............                (501,652)
                                                  ------------
NET ASSETS -- 100.0%..................            $236,139,532
                                                  ============

--------------------------------------------------------------------------------
* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.1% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

FOUNDERS CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
COMMON STOCK -- 86.7%
AEROSPACE -- 0.7%
    Remec, Inc.*...................     60,800    $  1,079,200
                                                  ------------
BROADCASTING -- 0.5%
    SFX Broadcasting, Inc. Cl-A*...     18,700         729,300
                                                  ------------
BUSINESS SERVICES -- 1.4%
    Caribiner International,
      Inc.*........................     31,900       1,024,787
    Whittman-Hart, Inc.*...........     29,285       1,054,260
                                                  ------------
                                                     2,079,047
                                                  ------------
COMPUTER SERVICES &
  SOFTWARE -- 17.3%
    Avant Corp.*...................     70,300       1,634,475
    Broadvision, Inc.*.............     51,300         359,100
    Check Point Software
      Technologies Ltd.............      8,550         205,200
    Computervision Corp.*..........     87,000         870,000
    CSG Systems International,
      Inc.*........................     27,750         721,500
    Cybercash, Inc.*...............      9,150         500,962
    Dendrite International,
      Inc.*........................     60,300       2,080,350
    Farallon Communications*.......     31,050         457,987
    Geoworks*......................     39,150       1,389,825
    GT Interactive Software
      Corp.*.......................     15,350         257,112
    HCIA, Inc.*....................     34,500       2,173,500
    HPR, Inc.*.....................     76,525       1,626,156
    Integrated Systems, Inc.*......     26,055       1,043,828
    Network General Corp.*.........    121,000       2,601,500
    Parametric Technology Corp.*...     28,000       1,214,500
    PRI Automation, Inc.*..........     55,800       1,701,900
    Project Software & Development,
      Inc.*........................     33,175       1,555,078
    Ross Systems, Inc.*............    175,825       1,010,994
    Scopus Technology, Inc.*.......     68,200       1,057,100
    Siebel Systems, Inc. ..........      2,675          82,256
    Sterling Commerce, Inc.*.......     29,075       1,079,409
    Synopsys, Inc.*................     25,000         993,750
    Verity, Inc.*..................     26,425         759,719
    7th Level, Inc.*...............     18,000         231,750
                                                  ------------
                                                    25,607,951
                                                  ------------
COMPUTER HARDWARE -- 4.1%
    Filenet Corp.*.................     32,500       1,186,250
    Gandalf Technologies, Inc.*....    174,900       1,399,200
    Mylex Corp.*...................     53,725         953,619
    PC Docs Group International,
      Inc.*........................     45,000         894,375
    Radisys Corp.*.................     46,900       1,594,600
                                                  ------------
                                                     6,028,044
                                                  ------------
CONSUMER PRODUCTS &
  SERVICES -- 5.2%
    Authentic Fitness Corp. .......     40,000         745,000
    Empire of Carolina, Inc. ......     47,375         568,500
    Nautica Enterprises, Inc.*.....     60,000       1,725,000
    Protection One, Inc. ..........    120,750       1,977,281
    Quicksilver, Inc.*.............     31,000         930,000
    Warnaco Group, Inc. Cl-A.......     70,000       1,802,500
                                                  ------------
                                                     7,748,281
                                                  ------------

                                      SHARES         VALUE
                                     ---------    ------------
ELECTRONIC COMPONENTS &
  EQUIPMENT -- 4.7%
    Berg Electronics Corp.*........     48,250    $  1,145,937
    Fore Systems, Inc.*............     56,000       2,023,000
    Mentor Graphics Corp.*.........     49,500         804,375
    Plantronics, Inc.*.............      7,000         257,250
    Sanmina Corp.*.................     33,850         913,950
    Sawtek, Inc.*..................     51,925       1,791,413
                                                  ------------
                                                     6,935,925
                                                  ------------
ENTERTAINMENT & LEISURE -- 3.2%
    Anchor Gaming..................     40,900       2,464,225
    Golf Enterprises, Inc.*........     30,000         352,500
    Trump Hotels & Casino Resorts,
      Inc. ........................     65,725       1,873,163
                                                  ------------
                                                     4,689,888
                                                  ------------
ENVIRONMENTAL SERVICES -- 1.7%
    United Waste Systems, Inc.*....     80,000       2,580,000
                                                  ------------
FINANCIAL-BANK & TRUST -- 0.9%
    Banco Latinoamericano de
      Exportaciones SA Cl-E........     24,000       1,350,000
                                                  ------------
FINANCIAL SERVICES -- 3.0%
    Credit Acceptance Corp.*.......     20,075         421,575
    First USA Paymentech, Inc. ....     22,900         916,000
    Jayhawk Acceptance Corp.*......     68,025         926,841
    Olympic Financial Ltd.*........     95,000       2,185,000
                                                  ------------
                                                     4,449,416
                                                  ------------
HEALTHCARE SERVICES -- 4.2%
    Multicare Companies, Inc.*.....     74,000       1,406,000
    Omnicare, Inc. ................     93,800       2,485,700
    Orthodontic Centers of America,
      Inc.*........................     52,000       1,378,000
    Sunrise Assisted Living,
      Inc.*........................     39,900         957,600
                                                  ------------
                                                     6,227,300
                                                  ------------
HOTELS & MOTELS -- 1.1%
    Doubletree Corp. ..............     45,000       1,597,500
                                                  ------------
INDUSTRIAL PRODUCTS -- 2.2%
    Harsco Corp. ..................     35,000       2,353,750
    Strategic Distribution,
      Inc.*........................    115,825         912,122
                                                  ------------
                                                     3,265,872
                                                  ------------
INSURANCE -- 1.2%
    Executive Risk, Inc. ..........     22,800         872,100
    Reliastar Financial Corp. .....     20,000         862,500
                                                  ------------
                                                     1,734,600
                                                  ------------
MACHINERY & EQUIPMENT -- 0.7%
    Asyst Technologies, Inc.*......     53,200         997,500
                                                  ------------
MEDICAL SUPPLIES &
  EQUIPMENT -- 5.1%
    Express Scripts, Inc. Cl-A*....     13,275         610,650
    Gulf South Medical Supply,
      Inc.*........................     45,000       1,755,000
    Heartport, Inc.*...............     21,225         642,056
    Henry Schein, Inc.*............     60,725       2,322,731
    Sano Corp.*....................     13,450         208,475
    Sola International, Inc.*......     33,000         948,750

FOUNDERS CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                     ---------    ------------
    Ventritex, Inc.*...............     45,350    $    776,619
    Visible Genetics, Inc.*........     25,925         252,769
                                                  ------------
                                                     7,517,050
                                                  ------------
OFFICE EQUIPMENT -- 1.0%
    US Office Products Co. ........     33,500       1,407,000
                                                  ------------
OIL & GAS -- 1.3%
    Falcon Drilling Co., Inc.*.....     50,000       1,356,250
    Seitel, Inc.*..................     18,700         511,913
                                                  ------------
                                                     1,868,163
                                                  ------------
PERSONAL SERVICES -- 0.6%
    Sylvan Learning Systems,
      Inc.*........................     24,625         929,594
                                                  ------------
PHARMACEUTICALS -- 7.1%
    Cardinal Health, Inc. .........      5,925         427,341
    Genelabs Technologies, Inc.*...    271,000       1,761,500
    NeXstar Pharmaceuticals,
      Inc. ........................     25,250         561,813
    Paraxel International Corp.*...     36,400       1,756,300
    Pharmaceutical Product
      Development, Inc.*...........     16,200         542,700
    Pharmaceutical Resources,
      Inc.*........................     35,900         179,500
    Sequus Pharmaceuticals,
      Inc.*........................    102,450       2,037,795
    Watson Pharmaceuticals,
      Inc.*........................     85,000       3,219,375
                                                  ------------
                                                    10,486,324
                                                  ------------
PRINTING & PUBLISHING -- 0.7%
    World Color Press, Inc.*.......     41,900       1,063,213
                                                  ------------
RETAIL & MERCHANDISING -- 6.1%
    Consolidated Stores Corp.*.....     26,175         961,931
    Corporate Express, Inc.*.......     31,000       1,240,000
    Insight Enterprises, Inc. .....     43,000         999,750
    Kenneth Cole Productions,
      Inc. Cl-A*...................     65,100       1,285,725
    Officemax, Inc.*...............     21,840         521,430
    Proffitt's, Inc. ..............     37,975       1,348,113
    The Sports Authority, Inc.*....     19,200         628,800
    Williams-Sonoma, Inc.*.........     40,000         945,000
    Wolverine World Wide, Inc. ....     35,325       1,148,063
                                                  ------------
                                                     9,078,812
                                                  ------------
SEMI-CONDUCTORS -- 1.5%
    Speedfam International,
      Inc. ........................     65,250       1,060,313
    Vitesse Semiconductor, Inc.*...     46,900       1,125,600
                                                  ------------
                                                     2,185,913
                                                  ------------
TELECOMMUNICATIONS -- 10.3%
    Arch Communications Group,
      Inc.*........................     45,000         838,125
    Ascend Communications, Inc.*...     14,700         826,875

                                      SHARES         VALUE
                                     ---------    ------------
    Cellular Communications
      International, Inc.*.........     25,000    $    843,750
    Digital Microwave Corp.*.......    124,700       2,073,137
    Inter-Tel, Inc.*...............     55,125       1,443,586
    Intermedia Communications of
      Florida, Inc.*...............     39,950       1,288,387
    Intervoice, Inc.*..............     53,225       1,057,847
    LCI International, Inc. .......     30,875         968,703
    Omnipoint Corp.*...............     14,000         364,874
    P-Com, Inc.*...................     78,600       2,475,900
    Periphonics Corp.*.............     30,000       1,020,000
    Trescom International, Inc.*...     20,550         205,500
    Winstar Communications,
      Inc.*........................     70,925       1,768,692
                                                  ------------
                                                    15,175,376
                                                  ------------
TRANSPORTATION -- 0.9%
    Celadon Group, Inc.*...........     14,150         109,663
    Mark VII, Inc.*................     36,425         733,053
    Rural Metro Corp.*.............     14,800         506,900
                                                  ------------
                                                     1,349,616
                                                  ------------
TOTAL COMMON STOCK
  (COST $102,998,858)..............                128,160,885
                                                  ------------
FOREIGN STOCK -- 6.0%
BROADCASTING -- 1.0%
    Flextech PLC -- (UK)*..........    187,000       1,466,769
                                                  ------------
BUILDING MATERIALS -- 1.1%
    Hunter Douglas NV -- (NETH)....     23,356       1,596,160
                                                  ------------
CONTAINERS & PACKAGING -- 0.6%
    Hoya Corp. -- (JPN)............     25,000         809,180
                                                  ------------
RESTAURANTS -- 0.9%
    J.D. Wetherspoon PLC -- (UK)...     89,533       1,397,584
                                                  ------------
RETAIL & MERCHANDISING -- 1.1%
    Next PLC -- (UK)...............    190,000       1,661,464
                                                  ------------
TRANSPORTATION -- 1.3%
    IHC Caland NV -- (NETH)........     40,000       1,971,021
                                                  ------------
TOTAL FOREIGN STOCK
  (COST $6,917,480)................                  8,902,178
                                                  ------------

FOUNDERS CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                              MATURITY   (000)       VALUE
                              ---------  ------   ------------
COMMERCIAL PAPER -- 11.6%
    Amoco Corp.
      5.30%.................  07/01/96   $5,756   $  5,756,000
    Bell South
      Telecommunications
      5.35%.................  07/03/96    1,363      1,362,595
    Ford Motor Credit Co.
      5.31%.................  07/01/96    5,000      5,000,000
    Lubrizol Corp.
      5.40%.................  07/02/96    5,105      5,104,234
                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $17,222,829)...................             17,222,829
                                                  ------------

                                                     VALUE
                                                  ------------
TOTAL INVESTMENTS -- 104.3%
  (COST $127,139,167)..................           $154,285,892
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (4.3%)...............             (6,369,619)
                                                  ------------
NET ASSETS -- 100.0%...................           $147,916,273
                                                  ============

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES       VALUE
                                      --------   ------------
FOREIGN STOCK -- 96.8%
ARGENTINA -- 0.6%
    Banco de Galicia Buenos Aires
      SA [ADR]......................     4,980   $    128,858
    Banco Frances del Rio de la
      Plata SA [ADR]................     4,243        121,986
    Buenos Aires Embotelladora
      SA [ADR]......................     1,535         20,339
    Compania Naviera Perez Companc
      S.A.C.F.I.M.F.A...............    49,186        325,857
    Enron Global Power & Pipelines
      LLC...........................     1,356         32,883
    Sociedad Comercial del Plata
      [ADR]*........................     1,640         52,283
    Sociedad Comercial del Plata
      SA*...........................    14,380         45,153
    Telecom Argentina Stet SA Cl-B
      [ADR].........................       941         44,109
    Telecom Argentina Stet-Fran Tel
      SA Cl-B.......................    10,450         49,220
    Telefonica de Argentina SA*.....     2,610         76,995
    Telefonica de Argentina SA Cl-B
      [ADR].........................    20,200        598,425
    Transportadora de Gas del Sur SA
      Cl-B [ADR]....................     2,632         32,242
    YPF SA*.........................     3,550         81,650
    YPF SA [ADR]....................    16,340        367,650
                                                 ------------
                                                    1,977,650
                                                 ------------
AUSTRALIA -- 1.7%
    Amcor Ltd.......................    45,000        305,942
    Australian Gas Light Co. Ltd....   124,945        519,499
    Broken Hill Proprietary Co.
      Ltd...........................    50,747        700,798
    Burns Philip & Co. Ltd..........    71,000        133,931
    Coca-Cola Amatil Ltd............    30,251        335,964
    Fletcher Challange Forest
      Ltd...........................     1,702          2,073
    Howard Smith Ltd................    50,929        316,230
    Lend Lease Corp. Ltd............    14,486        222,021
    National Australia Bank Ltd.....    34,000        313,998
    News Corp. Ltd..................    60,228        341,306
    Publishing & Broadcasting
      Ltd...........................    64,300        283,015
    Sydney Harbour Casino Holdings
      Ltd.*.........................   182,000        251,765
    Tabcorp Holdings Ltd............    86,000        388,666
    TNT Ltd.........................    99,000        111,271
    Westpac Banking Corp. Ltd.......    71,000        314,179
    WMC Ltd.........................    42,377        303,097
    Woodside Petroleum Ltd..........    63,000        378,307
                                                 ------------
                                                    5,222,062
                                                 ------------
AUSTRIA -- 0.1%
    Creditanstalt-Bankverein........     1,600         81,144
    Energie Versorgung
      Niederoesterreich AG..........       624         86,334
    Flughafen Wien AG...............     1,581        108,706
                                                 ------------
                                                      276,184
                                                 ------------

                                       SHARES       VALUE
                                      --------   ------------
BELGIUM -- 0.9%
    Generale de Banque SA...........     2,140   $    743,768
    Kredietbank NV..................     5,200      1,557,175
    U.C.B. SA.......................       306        573,078
                                                 ------------
                                                    2,874,021
                                                 ------------
BRAZIL -- 2.7%
    Brazil Fund, Inc.**.............    29,290        699,299
    Centrais Electrobras SA [ADR]...    44,628        617,830
    Cesp-Cia Energetica de
      Sao Paolo [ADS]*..............     5,020         50,009
    Companhia Energetica de Minas
      Geras [ADR]...................    44,868      1,273,578
    Lojas Americanas SA [ADR]*......    23,000        454,710
    Pao de Acucar [ADR]*............     5,160         84,283
    Telecomunicacoes Brasileiras
      SA [ADR]......................    55,389      3,856,459
    Telecomunicacoes Brasileiras
      SA [ADR] 144A.................       217         15,518
    Uniao Siderurgicas de Minas
      Gerais SA [ADS]...............    52,190        458,015
    Usinas Siderurgicas de Minas
      Gerais SA [ADR]*..............    44,000        586,224
    Usinas Siderurgicas de Minas
      Gerais SA [ADR] 144A..........    11,100        120,502
                                                 ------------
                                                    8,216,427
                                                 ------------
CANADA -- 0.3%
    Alcan Aluminum Ltd. ............    21,890        663,916
    Royal Bank of Canada............     7,140        170,785
                                                 ------------
                                                      834,701
                                                 ------------
CHILE -- 0.7%
    A.F.P. Provida SA [ADR].........     1,152         28,656
    Chilectra Metropolitana SA
      [ADR].........................     4,136        227,575
    Chilgener SA [ADR]..............     6,371        152,904
    Cia de Telecomunicaciones de
      Chile SA [ADR]................     2,390        234,519
    Compania Cervecerias Unidas SA
      [ADR].........................     3,628         85,258
    Empresa Nacional Electridad SA
      [ADR].........................    14,096        303,064
    Enersis SA [ADR]................     8,471        262,601
    Five Arrows Chile Fund Ltd.**...    89,390        261,019
    Five Arrows Chile Investment
      Trust**.......................    29,340         85,673
    Genesis Chile Fund**............     9,350        388,025
    The Chile Fund**................     9,294        227,703
                                                 ------------
                                                    2,256,997
                                                 ------------
CHINA -- 0.3%
    Huaneng Power International,
      Inc. [ADR]*...................    51,000        911,625
                                                 ------------
CZECH REPUBLIC -- 0.1%
    SPT Telecom AS*.................     1,360        166,107
                                                 ------------

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES       VALUE
                                      --------   ------------
DENMARK -- 0.2%
    Den Danske Bank.................     4,350   $    291,812
    Teledanmark AS Cl-B.............     2,030        101,743
    Unidanmark AS Cl-A..............     4,250        197,324
                                                 ------------
                                                      590,879
                                                 ------------
FINLAND -- 0.1%
    Nokia AB Cl-A...................    10,224        377,685
                                                 ------------
FRANCE -- 8.4%
    Accor SA........................     4,320        604,889
    Alcatel Alsthom.................     2,720        237,506
    Assurances Generales de
      France........................     7,533        204,216
    AXA SA..........................     1,900        104,051
    Canal Plus*.....................     2,600        636,588
    Carrefour Supermarch Rights*....     2,565        709,327
    Carrefour Supermarch SA.........     3,265      1,831,209
    Castorama Duois Investisse......     2,446        482,341
    Charguers.......................     2,331        652,776
    Cie de Gaz Petrole Warrants*....       217          4,600
    Compagnie de Saint Gobain.......     9,730      1,303,742
    Compagnie Generale des Eaux.....    30,080      3,363,606
    Credit Local de France Ord. ....     3,660        298,232
    Credit Local de France
      Reg'd. .......................     1,928        157,289
    Ecco SA.........................     4,864      1,224,963
    Elf Aquitaine SA................    13,570        999,125
    GTM Entrepose SA................     4,510        292,943
    Guilbert SA.....................     3,243        473,007
    Havas SA*.......................     2,940        240,707
    Hermes International............       362         95,743
    L'Oreal.........................     1,070        355,619
    Lapeyre SA......................     8,105        475,226
    Legrand SA......................     1,275        228,117
    Louis Vuitton Moet Hennessy.....     8,250      1,958,976
    Pinault Printemps Redoute SA....     6,423      2,249,630
    Primagaz Cie....................     3,462        384,435
    Promodes........................       790        227,992
    Rexel SA........................     2,025        559,995
    Sanofi SA.......................     4,057        304,387
    Schneider SA*...................    12,240        642,695
    Societe Generale................     2,050        225,647
    Societe Television Francaise....    15,610      1,785,006
    Sodexho SA......................     2,430      1,079,349
    Total SA Cl-B...................    17,630      1,309,024
                                                 ------------
                                                   25,702,958
                                                 ------------
GERMANY -- 4.2%
    Allianz AG Holding..............       534        929,215
    Altana AG.......................       216        168,044
    Bayer AG........................    52,880      1,862,241
    Bilfinger & Berger Bau AG.......       880        370,959
    Buderus AG......................       527        222,154
    Deutsche Bank AG................    14,120        669,507
    Fielmann AG Pfd. ...............     5,723        274,746
    Gehe AG.........................     3,980      2,706,379
    Hoechst AG......................     9,020        304,898
    Hornbach Baumarkt AG............     1,300         58,562
    Hornbach Holdings AG Pfd.*......     3,920        337,709
    Krones AG Hermann Kronseder
      Maschinenfabrik Pfd. .........       456        173,931

                                       SHARES       VALUE
                                      --------   ------------
    Mannesmann AG...................     1,410   $    485,887
    Praktiker Bau Und
      Heimwerkemaerkte..............     3,779         98,166
    Rhoen-Klinicum AG...............     5,760        746,232
    SAP AG..........................     2,110        311,102
    Schering AG.....................     6,391        463,795
    Siemens AG......................     8,830        473,728
    Veba AG.........................    29,195      1,553,252
    Veba AG Warrants*...............     1,220        346,600
    Volkswagen AG...................       619        230,609
    Volkswagen AG Warrants*.........       370         41,609
                                                 ------------
                                                   12,829,325
                                                 ------------
HONG KONG -- 5.1%
    Cathay Pacific Air*.............   322,000        590,711
    Dao Heng Bank Group Ltd. .......   200,000        772,560
    First Pacific Co. Ltd. .........  1,138,954     1,750,992
    Guangdong Investment Ltd. ......   863,000        546,308
    Guangzhou Investment Co.
      Ltd. .........................  2,962,000       746,192
    Guoco Group Ltd. ...............   248,000      1,182,249
    Hong Kong Land Holdings Ltd. ...   936,582      2,107,310
    Hopewell Holdings Ltd. .........  2,512,000     1,363,013
    Hutchison Whampoa Ltd. .........   269,000      1,692,436
    New World Developing Co.
      Ltd. .........................   315,141      1,461,606
    Shanghai Petrochemical Co.
      Ltd. Cl-H.....................  1,660,000       471,804
    Swire Pacific Ltd. Cl-A.........   154,000      1,318,067
    Wharf Holdings Ltd. ............   392,000      1,402,803
    Yizheng Chemical Fibre Co.
      Ltd. Cl-H.....................   986,000        217,823
                                                 ------------
                                                   15,623,874
                                                 ------------
ITALY -- 2.0%
    Assicurazioni Generali..........    39,224        905,425
    Banca Fideuram SPA..............   312,340        677,138
    Danieli & Co. Warrants*.........       875            686
    Ente Nazionale Idrocarburi
      SPA...........................    63,000        314,506
    Finanziaria Autogrill SPA*......    36,752         42,166
    Industrie Natuzzi SPA [ADR].....     5,660        290,075
    Istituto Mobiliare Italiano
      SPA...........................    29,000        242,393
    Istituto Nazionale Delle
      Assicurazioni.................   106,480        158,879
    Italgas Ord. ...................    78,936        295,095
    La Rinascente SPA...............    22,800        163,400
    La Rinascente SPA Warrants*.....     1,140            929
    Mediolanum SPA*.................    28,440        283,211
    Rinascente Rights*..............    22,800              0
    Riunione Adriatica di Sicurta
      SPA...........................     2,651         27,429
    Sasib SPA.......................    39,177         78,027
    Stet di Risp....................    94,220        247,640
    Stet Societa' Finanziaria
      Telefonica SPA................   233,480        789,752
    Stet Warrants*..................     1,000         20,243
    Telecom Italia Mobile SPA.......   498,848      1,017,136
    Telecom Italia SPA..............   202,673        436,076
    Unicem SPA*.....................     8,642         63,204
                                                 ------------
                                                    6,053,410
                                                 ------------

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES       VALUE
                                      --------   ------------
JAPAN -- 24.7%
    Advantest Corp. ................     6,400   $    254,549
    Alps Electric Co. Ltd. .........    50,000        608,028
    Amada Co. Ltd. .................   109,000      1,176,008
    Canon, Inc. ....................   127,000      2,647,527
    Citizen Watch Co. Ltd. .........    68,000        567,651
    Daifuku Co. Ltd. ...............    18,000        276,493
    Daiichi Pharma Co. Ltd. ........    98,000      1,514,309
    Dai Nippon Screen Mfg. Co.
      Ltd. .........................    88,000        785,298
    Daiwa House Industry Co.
      Ltd. .........................   124,000      1,927,402
    DDI Corp. ......................       144      1,258,700
    East Japan Railway Co. .........       310      1,629,789
    Fanuc Co. ......................    26,000      1,036,482
    Hitachi Ltd. ...................   165,000      1,538,813
    Hitachi Zosen Corp. ............   141,000        800,594
    Honda Motor Co. ................    11,000        285,636
    Inax............................    46,000        458,444
    Ishihara Sangyo Kaisha Ltd.*....    56,000        223,242
    Ito-Yokado Co. Ltd. ............    35,000      2,115,294
    Kao Corp.*......................    22,000        297,705
    Kawada Industries...............    14,000        125,318
    Kokuyo..........................    50,000      1,385,206
    Komatsu Ltd. ...................   135,000      1,333,090
    Komori Corp. ...................    40,000      1,024,047
    Kumagai Gumi Co. Ltd. ..........    88,000        354,028
    Kuraray Co. Ltd. ...............   103,000      1,158,362
    Kyocera Corp. ..................    41,000      2,905,276
    Makita Corp. ...................    67,000      1,090,427
    Matsushita Electric Industrial
      Co. ..........................   111,000      2,070,403
    Mauri Co. Ltd. .................    76,000      1,688,580
    Mitsubishi Electric Corp. ......    65,000        855,811
    Mitsubishi Heavy Industries
      Ltd. .........................   329,000      2,866,755
    Mitsubishi Paper Mills Ltd. ....    64,000        400,841
    Mitsui Fudosan..................   171,000      2,313,980
    Mitsui Petrochemical
      Industries....................    43,000        345,982
    Murata Manufacturing Co.
      Ltd. .........................    42,000      1,593,673
    National House Industrial.......    26,000        406,510
    NEC Corp. ......................   213,000      2,317,546
    Nippon Hodo.....................    22,000        374,143
    Nippon Steel Co. ...............   530,000      1,822,072
    Nippon Telegraph & Telephone
      Corp. ........................       142      1,054,256
    Nippondenso Co. Ltd. ...........   110,000      2,393,709
    Nomura Securities Co. Ltd. .....   109,000      2,132,760
    Pioneer Electronic Corp. .......    54,000      1,288,653
    Sangetsu Co. Ltd. ..............    11,000        294,688
    Sankyo Co. Ltd. ................    80,000      2,077,352
    Sega Enterprises................    15,700        734,973
    Sekisui Chemical Co. Ltd. ......   115,000      1,408,979
    Sekisui House Ltd. .............    84,000        960,044
    Seven Eleven Japan..............    12,000        766,938
    Sharp Corp. ....................   106,000      1,860,839
    Shin-Etsu Chemical Co. .........    65,450      1,256,697
    Sony Corp. .....................    29,400      1,938,137
    Sumitomo Corp. .................   164,000      1,460,510
    Sumitomo Electric Industries....   159,000      2,282,436
    Sumitomo Forestry Co. ..........    58,000        864,405
    TDK Corp. ......................    30,000      1,793,911
    Teijin Ltd. ....................   209,000      1,137,012

                                       SHARES       VALUE
                                      --------   ------------
    Tokio Marine & Fire Insurance
      Co. ..........................    47,000   $    627,412
    Tokyo Electron Ltd. ............    17,000        495,840
    Tokyo Steel Manufacturing.......    48,000        943,586
    Toppan Printing Co. Ltd. .......    79,000      1,155,710
    UNY Co. Ltd.*...................    15,000        297,614
    Yurtec Corp. ...................    21,000        370,577
                                                 ------------
                                                   75,431,052
                                                 ------------
KOREA -- 1.0%
    Choung Bank Co. Ltd. ...........    21,300        266,686
    Hanil Bank......................    11,000        125,898
    Hanil Securities Co.*...........    14,060        176,230
    Kookmin Bank....................    14,003        307,586
    Korea Electric Power Corp. .....    17,700        713,448
    Pohang Iron & Steel Co. Ltd. ...     6,030        502,784
    Samsung Electronics Co.*........     4,252        354,950
    Samsung Electronics Co. [GDR]...     9,049        225,216
    Samsung Fire and Marine
      Insurance*....................        95         67,738
    Seoul Bank*.....................    16,000        119,732
    Shinhan Bank*...................     4,370        101,533
    Yukong Ltd. ....................     7,755        229,051
                                                 ------------
                                                    3,190,852
                                                 ------------
MALAYSIA -- 3.4%
    Affin Holdings BHD..............   765,000      1,793,687
    Affin Holdings Warrants*........    86,600         83,650
    Berjaya Sports Toto BHD.........   225,000        743,988
    Commerce Asset Holdings BHD*....    91,000        554,389
    MBF Capital BHD.................   450,000        620,441
    Multi-Purpose Holdings BHD......   673,000      1,084,353
    Renong BHD*.....................    79,000         29,764
    Renong BHD Iculs*...............   582,000        928,401
    Renong BHD Warrants*............    49,375         22,560
    Tanjong PLC*....................   204,000        768,577
    Technology Resources Industry
      BHD*..........................   600,000      2,092,184
    United Engineers Ltd. ..........   234,000      1,622,525
                                                 ------------
                                                   10,344,519
                                                 ------------
MEXICO -- 1.8%
    Cementos de Mexico SA
      de CV [ADS]...................    65,090        453,026
    Cemex SA [ADS]..................    50,068        348,473
    Cemex SA Cl-B...................    67,925        268,078
    Cifra SA de CV Cl-B [ADR]*......   566,468        817,413
    Fomento Economico Mexicano SA
      Cl-B..........................    46,409        132,930
    Gruma SA Cl-B...................    86,348        400,055
    Grupo Embotelladoras
      de Mexico SA..................    63,023        111,804
    Grupo Embotelladoras de Mexico
      SA Cl-B.......................    10,080          5,322
    Grupo Financiero Banamex
      SA Cl-B*......................   114,200        238,168
    Grupo Financiero Banamex
      SA Cl-L.......................     4,184          7,953
    Grupo Financiero Bancomer
      Cl-B [GDR]*...................     2,330         20,539

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES       VALUE
                                      --------   ------------
    Grupo Financiero Bancomer
      SA Cl-L*......................     1,725   $        572
    Grupo Industrial Maseca SA
      de CV Cl-B....................   218,095        226,846
    Grupo Modelo SA Cl-C............    48,506        228,572
    Grupo Televisia SA [GDR]*.......    13,570        417,278
    Kimberly-Clark de Mexico
      SA Cl-A.......................    15,464        281,683
    Panamerica Beverages, Inc.
      [ADR].........................    10,270        459,583
    Telefonos de Mexico SA
      Cl-L [ADS]....................    30,454      1,020,209
                                                 ------------
                                                    5,438,504
                                                 ------------
NETHERLANDS -- 9.5%
    ABN AMRO Holdings NV............    26,893      1,445,063
    AKZO Nobel......................     1,902        228,169
    CSM NV..........................    35,474      1,702,219
    Elsevier NV.....................   358,462      5,446,217
    Fortis Amev NV..................    34,793        998,051
    Hagemeyer NV....................     5,152        367,503
    ING Groep NV....................    77,962      2,327,838
    Koninklijke Ahold NV............    16,640        902,915
    Koninklijke Nederland...........    11,749        445,231
    Nutricia Verenigde Bedrijven
      NV............................     5,090        538,948
    Otra NV*........................     6,490        149,620
    Polygram NV.....................    34,567      2,043,969
    Royal Dutch Petroleum Co. ......    33,876      5,238,290
    Unilever NV.....................    10,900      1,579,339
    Wolters Kluwer NV...............    49,737      5,657,303
                                                 ------------
                                                   29,070,675
                                                 ------------
NEW ZEALAND -- 0.6%
    Air New Zealand Ltd. ...........    57,000        181,915
    Carter Holt Harvey Ltd. ........   101,000        230,837
    Fernz Corp. Ltd. ...............    51,100        152,563
    Fletcher Challenge Building*....    18,250         35,698
    Fletcher Challenge Energy*......    18,250         40,333
    Fletcher Challenge Forest.......   160,952        199,947
    Fletcher Challenge Paper*.......    36,500         70,645
    Telecom Corp. of
      New Zealand Ltd. .............   197,000        827,481
                                                 ------------
                                                    1,739,419
                                                 ------------
NORWAY -- 1.3%
    Bergesen D.Y. AS Cl-A...........     5,170        107,541
    Norsk Hydro AS..................    46,840      2,295,052
    Orkla AS Cl-A...................    30,000      1,580,869
    Saga Petroleum AS Cl-B..........     8,260        111,998
                                                 ------------
                                                    4,095,460
                                                 ------------
PERU -- 0.0%
    Telefonica de Peru SA Cl-B*.....    26,690         53,675
                                                 ------------
PORTUGAL -- 0.5%
    Estabelecimentos Jeronimo
      Martins & Filho...............    16,550      1,491,658
                                                 ------------
SINGAPORE -- 2.2%
    DBS Land Ltd. ..................   150,000        514,529
    Developmental Bank of Singapore
      Ltd. Cl-F.....................    41,000        511,410

                                       SHARES       VALUE
                                      --------   ------------
    Far East-Levingston
      Shipbuilding Ltd. ............    52,000   $    287,456
    Fraser & Neave Ltd. ............    23,000        237,987
    Jurong Shipyard Ltd. ...........    39,000        197,626
    Keppel Corp. Ltd. ..............    25,000        209,072
    Neptune Orient Lines Ltd. ......    69,000         72,374
    Overseas Union Bank Ltd. Cl-F...   161,000      1,106,804
    Sembawang Corp Ltd. ............    44,000        218,285
    Singapore Airlines Ltd. ........    10,000        105,599
    Singapore Land Ltd. ............   161,000      1,089,688
    Singapore Press Holdings
      Ltd. .........................    28,000        549,681
    Total Access Communication
      Ltd. .........................    12,000        102,000
    United Industrial Corp. Ltd. ...   219,000        223,501
    United Overseas Bank Ltd. ......   118,400      1,132,814
    United Overseas Bank Ltd.
      Warrants*.....................    27,092        107,523
                                                 ------------
                                                    6,666,349
                                                 ------------
SPAIN -- 2.6%
    Argentaria SA...................    10,124        442,238
    Banco Popular Espanol SA........     5,190        926,308
    Banco Santander SA..............    16,946        791,882
    Centros Comerciales
      Continente SA.................     6,360        151,085
    Centros Comerciales Pryca SA....    14,319        358,059
    Compania Sevillana de
      Electricidad..................    15,430        142,279
    Empresa Nacional de
      Electridad SA.................    31,068      1,939,777
    Fomentos de Construcciones y
      Contratas SA..................     1,297        107,433
    Gas Natural SDG.................     5,018      1,054,811
    General de Aguas de Barcelona
      SA............................     4,037        150,161
    Iberdrola SA....................    71,783        737,631
    Repsol SA.......................    36,188      1,259,807
    Repsol SA [ADR].................       110          3,823
                                                 ------------
                                                    8,065,294
                                                 ------------
SWEDEN -- 2.5%
    ABB AB Cl-A.....................     5,550        589,204
    Astra AB Cl-B...................    73,120      3,191,181
    Atlas Copco AB Cl-B.............    34,500        643,433
    Electrolux AB Cl-B..............    22,740      1,145,259
    Esselte.........................     5,800        118,682
    Hennes & Mauritz AB Cl-B........     8,710        808,929
    Sandvik AB Cl-A.................     6,140        140,938
    Sandvik AB Cl-B.................    36,000        831,785
    Scribona AB Cl-B................     5,500         57,725
    Stora Kopparbergs Bergslags
      Aktiebolag Cl-B...............    20,740        274,053
                                                 ------------
                                                    7,801,189
                                                 ------------
SWITZERLAND -- 3.9%
    ABB AG..........................     1,579      1,955,121
    Ciba Geigy AG...................     1,139      1,389,358
    CS Holding AG...................     5,630        535,890
    Nestle SA.......................     2,278      2,603,793
    Roche Holding AG................       365      2,786,694

T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES       VALUE
                                      --------   ------------
    Sandoz AG.......................     1,517   $  1,736,384
    Swiss Bank Corp. ...............     5,020        991,793
                                                 ------------
                                                   11,999,033
                                                 ------------
THAILAND -- 0.8%
    Advanced Information
      Services PLC..................    18,200        269,683
    Bangkok Bank PLC................    69,800        946,254
    Bank of Ayudhya PLC.............    37,900        209,103
    Bank of Ayudhya PLC Rights*.....     9,475         28,005
    Land and House PLC..............     7,000         88,276
    Siam Cement Co. PLC.............     3,000        147,310
    Siam Commercial Bank PLC........    34,300        497,434
    Thai Farmer Bank PLC............    30,200        330,861
                                                 ------------
                                                    2,516,926
                                                 ------------
UNITED KINGDOM -- 14.6%
    Abbey National PLC..............   245,000      2,058,696
    Argos PLC.......................   137,749      1,596,085
    Argyll Group PLC................   215,660      1,162,326
    Asda Group PLC..................   632,450      1,144,408
    BAA PLC.........................    27,440        199,461
    British Gas PLC.................   126,210        352,854
    British Petroleum Co. PLC.......    95,840        840,310
    Cable & Wireless PLC............   232,000      1,535,064
    Cadbury Schweppes PLC...........   176,456      1,395,028
    Caradon PLC.....................   315,700      1,059,149
    Coats Viyella PLC...............    91,270        243,829
    Compass Group PLC...............    97,000        887,393
    East Midlands Electricity PLC...    48,385        391,541
    Electrocomponents PLC...........    45,000        266,996
    GKN PLC.........................    17,000        260,876
    Glaxo Wellcome PLC..............   152,000      2,045,695
    Grand Metropolitan PLC..........   275,300      1,825,841
    Guinness PLC....................   234,640      1,705,598
    Heywood Williams Group PLC......    32,010        118,329
    Hillsdown Holdings PLC..........    95,160        257,177
    Kingfisher PLC..................   208,950      2,099,788
    Ladbroke Group PLC..............   150,000        419,365
    Laing, (John) PLC NV Cl-A.......    70,000        314,213
    London Electricity PLC..........    85,517        831,487
    National Grid Group PLC.........    73,011        193,349
    National Westminster Bank PLC...   379,670      3,632,585
    Rank Organisation PLC...........   172,120      1,331,342
    Reed International PLC..........   199,370      3,335,065
    Rolls-Royce PLC.................    78,140        271,863

                                       SHARES       VALUE
                                      --------   ------------
    RTZ Corp. PLC...................   103,600   $  1,533,492
    Sears PLC.......................    75,490        116,079
    Shell Transport & Trading Co.
      PLC...........................   176,000      2,577,823
    Smith David Holdings PLC........   145,900        616,386
    Smithkline Beecham PLC..........   329,220      3,520,618
    Spring Ram Corp. PLC*...........    12,000          2,842
    T & N Corp. PLC.................   181,680        395,061
    Tesco PLC.......................   132,000        602,768
    Tomkins PLC.....................   436,220      1,643,032
    United News and Media PLC.......   166,470      1,802,176
                                                 ------------
                                                   44,585,990
                                                 ------------
TOTAL FOREIGN STOCK
  (COST $267,815,129)...............              296,404,500
                                                 ------------

                                      PRINCIPAL
                                      IN LOCAL
                                      CURRENCY
                           MATURITY    (000)
                           --------   --------
FOREIGN BONDS -- 0.0%
BELGIUM -- 0.0%
    Kredietbank NV
      5.75%..............  11/30/03       900           36,012
                                                  ------------
ITALY -- 0.0%
    Danieli & Co.
      7.25%..............  01/01/00     5,250            3,240
                                                  ------------
TOTAL FOREIGN BONDS
  (COST $29,683)...................                     39,252
                                                  ------------
TOTAL INVESTMENTS -- 96.8%
  (COST $267,844,812)..............                296,443,752
OTHER ASSETS LESS
  LIABILITIES -- 3.2%..............                  9,705,793
                                                  ------------
NET ASSETS -- 100.0%...............               $306,149,545
                                                  ============

Foreign currency exchange contracts outstanding at June 30, 1996:

             PRINCIPAL
              AMOUNT        CONTRACTED                      UNREALIZED
              COVERED        EXCHANGE      EXPIRATION      APPRECIATION
  TYPE      BY CONTRACT        RATE          MONTH        (DEPRECIATION)
--------------------------------------------------------------------------------
Buy FRF      $ 101,048         5.1520         07/96            $205
Buy THB         24,261        25.3850         07/96              (1)
                                                               ----
                                                               $204
                                                               ====

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

 * Non-income producing securities.
** Closed-end funds.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.0% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                         IN LOCAL
                                         CURRENCY
                               MATURITY    (000)       VALUE
                               --------- ---------  -----------
FOREIGN BONDS -- 82.3%
AUSTRALIA -- 2.4%
    New South Wales Treasury
      Corp.
      6.50%................... 05/01/06      2,500  $ 1,634,589
                                                    -----------
CANADA -- 2.2%
    Canadian Government
      7.50%................... 03/01/01      1,000      747,253
      7.00%................... 12/01/06      1,100      765,457
                                                    -----------
                                                      1,512,710
                                                    -----------
DENMARK -- 7.6%
    Kingdom of Denmark
      9.00%................... 11/15/00     14,000    2,646,627
      8.00%................... 03/15/06     14,750    2,618,462
                                                    -----------
                                                      5,265,089
                                                    -----------
FRANCE -- 1.8%
    French O.A.T.
      7.25%................... 04/25/06      6,000    1,230,081
                                                    -----------
GERMANY -- 13.9%
    Deutsche Pfandbriefe
      Hypobank
      5.00%................... 02/22/01      3,400    2,178,719
    Deutscheland Republic
      6.50%................... 07/15/03      1,200      800,289
      6.75%................... 07/15/04      1,200      806,129
      6.00%................... 02/16/06      1,530      971,785
    Federal National Mtge.
      Assoc. Global Bond
      5.00%................... 02/16/01      1,500      962,285
    Frankfurter Hypo Bank
      Central
      5.75%................... 03/05/03        950      607,678
    General Electric Capital
      Corp.
      7.25%................... 02/03/00      1,580    1,097,251
    Inter-America Development
      Bank
      7.00%................... 06/08/05      1,100      739,313
    Republic of Austria
      8.00%................... 06/17/02      2,000    1,436,275
                                                    -----------
                                                      9,599,724
                                                    -----------
IRELAND -- 2.9%
    Irish Government Treasury
      8.00%................... 10/18/00      1,180    1,967,860
                                                    -----------
ITALY -- 14.3%
    Eurofima
      11.125%................. 02/02/00    800,000      562,884
    European Bank
      Reconstruction &
      Development
      9.75%................... 07/28/00    800,000      547,212
    European Investment Bank
      10.15%.................. 07/06/98  1,700,000    1,149,642
    European Investment Bank
      Sr. Notes
      7.45%................... 02/04/99  1,000,000      644,835

                                         PRINCIPAL
                                         IN LOCAL
                                         CURRENCY
                               MATURITY    (000)       VALUE
                               --------- ---------  -----------
    Italian Government
      8.50%................... 08/01/99  1,020,000  $   667,456
      9.50%................... 12/01/99  6,500,000    4,373,939
      9.50%................... 02/01/01  1,000,000      673,436
      10.50%.................. 09/01/05  1,720,000    1,208,290
                                                    -----------
                                                      9,827,694
                                                    -----------
JAPAN -- 14.3%
    Asian Development Bank
      3.125%.................. 06/29/05    288,000    2,613,514
    Belgium Kingdom
      6.875%.................. 07/09/01     60,000      662,430
    Export-Import Bank of
      Japan 4.375%............ 10/01/03    150,000    1,488,068
      2.875%.................. 07/28/05     50,000      444,592
    International Bank
      Reconstruction &
      Development Global Bond
      5.25%................... 03/20/02    210,000    2,187,700
      4.75%................... 12/20/04     50,000      513,452
    Japan Development Bank
      6.50%................... 09/20/01    180,000    1,967,747
                                                    -----------
                                                      9,877,503
                                                    -----------
NETHERLANDS -- 4.3%
    Netherlands Government
      7.75%................... 01/15/00      1,550      988,810
      9.00%................... 01/15/01      2,500    1,675,515
      8.25%................... 02/15/07        450      297,765
                                                    -----------
                                                      2,962,090
                                                    -----------
SPAIN -- 5.7%
    Spanish Government
      8.40%................... 04/30/01    150,000    1,181,908
      10.30%.................. 06/15/02    322,500    2,734,861
                                                    -----------
                                                      3,916,769
                                                    -----------
SWEDEN -- 4.5%
    Swedish Government
      10.25%.................. 05/05/00     15,100    2,515,846
      10.25%.................. 05/05/03      3,700      626,165
                                                    -----------
                                                      3,142,011
                                                    -----------
UNITED KINGDOM -- 8.4%
    Abbey National Treasury
      6.00%................... 08/10/99        995    1,494,246
    Barclays PLC
      6.50%................... 02/16/04        910    1,277,375
    Deutsche Siedlungs Bank
      Finance BV
      7.50%................... 12/27/00        400      622,447
    International Bank
      Reconstruction &
      Development Global Bond
      9.25%................... 07/20/07        100      165,491

T. ROWE PRICE INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                         IN LOCAL
                                         CURRENCY
                               MATURITY    (000)       VALUE
                               --------- ---------  -----------
    United Kingdom Treasury
      7.00%................... 11/06/01        400  $   610,992
      9.75%................... 08/27/02        400      687,876
      7.50%................... 12/07/06        600      905,713
                                                    -----------
                                                      5,764,140
                                                    -----------
TOTAL FOREIGN BONDS
  (COST $56,792,618)....................             56,700,260
                                                    -----------

                                            PAR
                                           (000)
                                         ---------
SOVEREIGN ISSUES -- 4.4%
ARGENTINA -- 1.4%
    Republic of Argentina
      Bocon [FRN, PIK]
      5.42%................... 01/04/01  $     530      604,200
    Republic of Argentina
      [FRB, BRB]
      6.3125%................. 03/31/05        119       93,406
    Republic of Argentina Par
      [STEP, BRB]
      5.25%................... 03/31/23        500      275,313
                                                    -----------
                                                        972,919
                                                    -----------
BRAZIL -- 0.8%
    Republic of Brazil
      Capitalization [BRB]
      4.50%................... 04/15/14        541      337,584
    Republic of Brazil-IDU
      [FRB, BRB]
      6.375%.................. 01/01/01        233      217,969
                                                    -----------
                                                        555,553
                                                    -----------
MEXICO -- 0.3%
    United Mexican States
      Cl-A [BRB]
      6.25%................... 12/31/19        270      176,006
                                                    -----------
PANAMA -- 0.4%
    Republic of Panama [FRN]
      6.6289%................. 05/10/02        277      259,616
                                                    -----------
PHILIPPINES -- 0.4%
    Ce Casecnan Water & Energy
      11.95%.................. 11/15/10         90       91,125
    Central Bank Philippines
      Cl-B [FRB]
      5.00%................... 06/01/08        225      202,500
                                                    -----------
                                                        293,625
                                                    -----------
POLAND -- 0.4%
    Republic of Poland Disc.
      [FRN, BRB]
      6.4375%................. 10/27/24        300      280,125
                                                    -----------

                                            PAR
                               MATURITY    (000)       VALUE
                               --------- ---------  -----------
RUSSIA -- 0.2%
    Russia Loan Participation
      [STEP]*
      2.56%................... 06/20/26  $     300  $   145,500
                                                    -----------
VENEZUELA -- 0.5%
    Republic of Venezuela
      [FRN, BRB]
      6.625%.................. 12/18/07        500      355,313
                                                    -----------
TOTAL SOVEREIGN ISSUES
  (COST $2,963,676).....................              3,038,657
                                                    -----------
TOTAL INVESTMENTS -- 86.7%
  (COST $59,756,294)....................             59,738,917
OTHER ASSETS LESS
  LIABILITIES -- 13.3%..................              9,185,831
                                                    -----------
NET ASSETS -- 100.0%....................            $68,924,748
                                                    ===========

Foreign currency exchange contracts outstanding at June 30, 1996:

                   PRINCIPAL
                    AMOUNT        CONTRACTED                UNREALIZED
                    COVERED        EXCHANGE   EXPIRATION   APPRECIATION
TYPE              BY CONTRACT        RATE       MONTH     (DEPRECIATION)
------------------------------------------------------------------------
(Dollar Based)
Buy      AUD      $  789,100         1.2702      07/96      $   (2,505)
Buy      DEM         500,000         1.5170      07/96            (787)
Sell     ESP         713,664       128.4000      07/96          (1,660)
Sell     ESP         648,749       129.8600      07/96          (8,903)
Buy      ITL         400,000     1,535.2500      07/96             880
Buy      JPN         275,000       106.0000      07/96          (7,456)
Buy      JPN         500,000       109.0500      07/96             441
Buy      JPN       2,353,052       106.2450      07/96         (58,506)
Buy      JPN         250,000       107.0450      07/96          (4,380)
Sell     NETH        614,378         1.7144      07/96          (4,124)
Sell     SEK         822,988         6.7289      07/96         (12,863)
                                                          ------------
                                                            $  (99,863)
                                                          ============

          PRINCIPAL                  PRINCIPAL                   UNREALIZED
          IN LOCAL                    IN LOCAL     EXPIRATION   APPRECIATION
 BUY      CURRENCY       SELL         CURRENCY       MONTH     (DEPRECIATION)
-----------------------------------------------------------------------------
DEM          537,647     UK               230,059     07/96      $   (3,512)
DEM          705,780     UK               301,861     07/96          (4,390)
DEM          935,261     UK               397,400     08/96            (398)
DEM        1,014,377     IEP              419,034     07/96            (917)
DEM          896,832     SEK            3,974,579     07/96          (9,240)
JPN      220,514,410     DKK           12,196,594     07/96         (58,903)
JPN       99,719,850     ITL        1,444,940,627     07/96         (25,758)
JPN       25,000,000     ITL          359,625,000     07/96          (4,743)
JPN      126,067,333     ITL        1,804,565,627     07/96         (18,100)
JPN       46,020,021     SEK            2,792,901     07/96           1,057
NETH       1,053,290     SEK            4,159,338     07/96          (9,106)
                                                                 ----------
                                                                 $ (134,010)
                                                                 ==========

--------------------------------------------------------------------------------
* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

BERGER CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------  -----------
COMMON STOCK -- 87.2%
AEROSPACE -- 2.1%
    Boeing Co. .......................... 11,000  $   958,375
    General Motors Corp. Cl-H............ 13,000      781,625
                                                  -----------
                                                    1,740,000
                                                  -----------
AIRLINES -- 0.8%
    America West Airlines Cl-B*.......... 30,000      660,000
                                                  -----------
AUTOMOBILE MANUFACTURERS -- 0.9%
    Chrysler Corp. ...................... 12,000      744,000
                                                  -----------
AUTOMOTIVE PARTS -- 0.8%
    Lear Corp.*.......................... 20,000      705,000
                                                  -----------
BUSINESS SERVICES -- 2.9%
    Accustaff, Inc.*..................... 32,000      872,000
    Apac Teleservices, Inc.*............. 20,000      720,000
    Robert Half International, Inc.*..... 30,000      836,250
                                                  -----------
                                                    2,428,250
                                                  -----------
CHEMICALS -- 1.2%
    Praxair, Inc. ....................... 25,000    1,056,250
                                                  -----------
CLOTHING & APPAREL -- 2.9%
    Gucci Group NV....................... 15,000      967,500
    Jones Apparel Group, Inc.*........... 16,000      786,000
    Tommy Hilfiger Corp.*................ 13,000      697,125
                                                  -----------
                                                    2,450,625
                                                  -----------
COMPUTER SERVICES & SOFTWARE -- 9.5%
    Cisco Systems, Inc.*................. 18,000    1,019,250
    Compuserve Corp.*.................... 25,000      528,125
    Electronic Data Systems Corp. ....... 20,000    1,075,000
    First Data Corp. ....................  8,999      716,545
    HBO & Co. ........................... 16,000    1,084,000
    HPR, Inc.*........................... 45,000      956,250
    Microsoft Corp.*..................... 10,000    1,201,250
    Sterling Commerce, Inc.*............. 25,000      928,125
    Transition Systems, Inc.*............ 20,000      570,000
                                                  -----------
                                                    8,078,545
                                                  -----------
CONSUMER PRODUCTS & SERVICES -- 2.0%
    CUC International, Inc.*............. 30,000    1,065,000
    Eastman Kodak Co. ...................  8,500      660,875
                                                  -----------
                                                    1,725,875
                                                  -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.9%
    Input-Output, Inc.*.................. 26,000      841,750
    Sanmina Corp.*....................... 27,000      729,000
    Solectron Corp.*..................... 15,000      568,125
    Waters Corp. *....................... 35,000    1,155,000
                                                  -----------
                                                    3,293,875
                                                  -----------
ENTERTAINMENT & LEISURE -- 2.8%
    Mirage Resorts, Inc.*................ 17,000      918,000
    Time Warner, Inc. ................... 15,000      588,750
    Trump Hotels & Casino
      Resorts, Inc.*..................... 30,000      855,000
                                                  -----------
                                                    2,361,750
                                                  -----------

                                          SHARES     VALUE
                                          ------  -----------
FINANCIAL SERVICES -- 0.5%
    First USA Paymentech, Inc.*.......... 10,000  $   400,000
                                                  -----------

HEALTHCARE SERVICES -- 3.7%
    Columbia-HCA Healthcare Corp. ....... 12,000      640,500
    Healthsouth Corp.*................... 15,000      540,000
    Omnicare, Inc. ...................... 44,000    1,166,000
    Quintiles Transnational Corp.*....... 12,500      821,875
                                                  -----------
                                                    3,168,375
                                                  -----------
HOTELS & MOTELS -- 2.1%
    HFS, Inc.*........................... 25,000    1,750,000
                                                  -----------
INSURANCE -- 0.9%
    Conseco, Inc. ....................... 20,000      800,000
                                                  -----------
MACHINERY & EQUIPMENT -- 2.0%
    Roper Industries, Inc. .............. 17,000      828,750
    Thermo Electron Corp.*............... 21,000      874,125
                                                  -----------
                                                    1,702,875
                                                  -----------
MEDICAL SUPPLIES & EQUIPMENT -- 12.0%
    Amerisource Health Corp. Cl-A*....... 25,000      831,250
    Baxter International, Inc. .......... 25,000    1,181,250
    Boston Scientific Corp.*............. 20,000      900,000
    Conmed Corp.*........................ 30,000      798,750
    Guidant Corp. ....................... 20,000      985,000
    Health Management Associates, Inc.
      Cl-A*.............................. 30,000      607,500
    IDEXX Laboratories, Inc.*............ 20,000      785,000
    Luxottica Group SPA [ADR]............ 10,000      733,750
    Nellcor Puritan Bennett, Inc.*....... 15,000      727,500
    Phycor, Inc.*........................ 35,000    1,330,000
    Total Renal Care Holdings, Inc.*..... 30,000    1,267,500
                                                  -----------
                                                   10,147,500
                                                  -----------
OFFICE EQUIPMENT -- 1.2%
    Danka Business Systems PLC [ADR]..... 18,000      526,500
    Viking Office Products, Inc.*........ 16,000      502,000
                                                  -----------
                                                    1,028,500
                                                  -----------
OIL & GAS -- 11.8%
    Baker Hughes, Inc. .................. 25,000      821,875
    BJ Services Co.*..................... 25,000      878,125
    Dresser Industries, Inc. ............ 20,000      590,000
    Falcon Drilling Co., Inc.*........... 40,000    1,085,000
    Halliburton Co. ..................... 15,000      832,500
    Petroleum Geo Services [ADR]*........ 25,000      709,375
    Reading & Bates Corp.*............... 40,000      885,000
    Schlumberger Ltd. ................... 12,000    1,011,000
    Sonat Offshore Drilling Co. ......... 22,000    1,111,000
    Tidewater, Inc. ..................... 30,000    1,316,250
    Western Atlas, Inc.*................. 12,500      728,125
                                                  -----------
                                                    9,968,250
                                                  -----------
PHARMACEUTICALS -- 6.0%
    Astra AB [ADR]....................... 14,000      612,500
    Biochem Pharmaceuticals, Inc.*....... 15,000      562,500
    Cardinal Health, Inc. ............... 15,000    1,081,875
    Dura Pharmaceuticals, Inc.*.......... 20,000    1,120,000

BERGER CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          ------  -----------
    Elan Corp. PLC [ADR]*................  7,500  $   428,438
    Lilly, (Eli) & Co. .................. 20,000    1,300,000
                                                  -----------
                                                    5,105,313
                                                  -----------
RETAIL & MERCHANDISING -- 7.6%
    Autozone, Inc.*...................... 20,000      695,000
    Federated Department Stores, Inc.*... 20,000      682,500
    Fila Holding SPA [ADR]...............  7,000      603,750
    Gap, Inc. ........................... 28,000      899,500
    Home Depot, Inc. .................... 16,000      864,000
    Nine West Group, Inc.*............... 17,000      869,125
    Saks Holdings, Inc.*................. 35,000    1,194,375
    Sunglass Hut International, Inc.*.... 25,000      609,375
                                                  -----------
                                                    6,417,625
                                                  -----------
SEMI-CONDUCTORS -- 4.0%
    Adaptec, Inc.*....................... 12,000      568,500
    Intel Corp. ......................... 20,000    1,468,750
    MEMC Electronic Materials, Inc*...... 15,000      581,250
    Microchip Technology, Inc.*.......... 30,000      742,500
                                                  -----------
                                                    3,361,000
                                                  -----------
TELECOMMUNICATIONS -- 3.9%
    ECI Telecommunications Ltd. ......... 32,000      744,000
    Intelcom Group, Inc.*................ 20,000      500,000
    Panamsat Corp.*...................... 25,000      725,000
    Worldcom, Inc.*...................... 25,000    1,384,375
                                                  -----------
                                                    3,353,375
                                                  -----------

                                          SHARES     VALUE
                                          ------  -----------
TRANSPORTATION -- 1.7%
    Atlas Air, Inc.*..................... 25,000  $ 1,437,500
                                                  -----------
TOTAL COMMON STOCK
  (COST $63,230,880).....................          73,884,483
                                                  -----------
SHORT TERM INVESTMENTS -- 0.1%
    Temporary Investment
      Cash Fund.......................... 38,024       38,024
    Temporary Investment Fund............ 38,024       38,024
                                                  -----------
  (COST $76,048).........................              76,048
                                                  -----------

                                           PAR
                              MATURITY    (000)       VALUE
                              ---------   ------   -----------
U.S. TREASURY OBLIGATIONS -- 12.4%
    U.S. Treasury Bills
      4.88%..................  07/11/96   $2,500     2,496,611
      4.93%..................  07/11/96    8,000     7,989,045
                                                   -----------
  (COST $10,485,656)...................             10,485,656
                                                   -----------
TOTAL INVESTMENTS -- 99.7%
  (COST $73,792,584)...................             84,446,187
OTHER ASSETS LESS
  LIABILITIES -- 0.3%..................                236,502
                                                   -----------
NET ASSETS -- 100.0%...................            $84,682,689
                                                   ===========

--------------------------------------------------------------------------------
* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

SELIGMAN HENDERSON INTERNATIONAL SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                       -------    -----------
FOREIGN STOCK -- 98.0%
AUSTRALIA -- 1.5%
    Futuris Corp. Ltd.*..............  343,068    $   393,680
    QNI Ltd.*........................  202,000        450,900
    Skilled Engineering Pty Ltd.*....  144,000        401,792
                                                  -----------
                                                    1,246,372
                                                  -----------
AUSTRIA -- 1.2%
    Bau Holding AG...................    2,200        134,711
    Bau Holding AG -- Vorzug.........   16,350        833,014
                                                  -----------
                                                      967,725
                                                  -----------
BELGIUM -- 1.1%
    D'ieteren Trading NV*............    6,650        911,745
                                                  -----------
DENMARK -- 1.2%
    Danske Traelast Kompagni*........    7,390        543,679
    Danske Traelast Kompagni Rfd. ...    6,000        450,635
                                                  -----------
                                                      994,314
                                                  -----------
FINLAND -- 6.6%
    KCI Konecranes International.....   50,000      1,220,566
    Lassila & Tikanoja Oy*...........   23,800      1,439,620
    Nokian Renkaat Oy*...............   56,250        826,312
    Rauma Oy*........................   33,400        665,980
    Tamro AB.........................  210,800      1,265,984
                                                  -----------
                                                    5,418,462
                                                  -----------
FRANCE -- 7.2%
    Assystem*........................   11,600      1,353,533
    Europeene D'extincteurs..........   22,000      1,112,386
    Montupet*........................    4,463        585,855
    Societe Virbac SA................    9,000      1,265,436
    Sylea............................   14,208      1,580,478
                                                  -----------
                                                    5,897,688
                                                  -----------
GERMANY -- 7.7%
    Gerry Weber International AG
      Vorzug*........................    7,300        381,658
    Hornbach Baumarkt AG.............   26,000      1,171,248
    Jean Pascale AG*.................   28,900        571,120
    Kampa-Haus AG*...................   34,000      1,482,441
    Moebel Walther AG Vorzug.........   25,000      1,134,421
    Plettac AG*......................    6,503      1,526,747
                                                  -----------
                                                    6,267,635
                                                  -----------
HONG KONG -- 2.6%
    Jardine International
      Motor Holdings*................  468,000        574,381
    Manhattan Card Co. Ltd.*.........  931,500        445,262
    New Asia Realty & Trust
      Co. Cl-A*......................  182,000        587,817
    South China Morning Post*........  734,000        502,577
                                                  -----------
                                                    2,110,037
                                                  -----------
INDONESIA -- 1.2%
    Darya Varia......................  118,640        243,501
    Mulia Industrindo*...............  373,200        553,424

                                       SHARES        VALUE
                                       -------    -----------
    Mulia Industrindo Rights*........   93,480    $    70,316
    Sorini Corp.*....................   16,000         87,342
                                                  -----------
                                                      954,583
                                                  -----------
ITALY -- 1.2%
    Industria Machine Automatiche*...  140,000        987,332
                                                  -----------
JAPAN -- 25.7%
    Aiya Co. Ltd.....................   29,000        458,718
    Asahi Diamond Industry Co.
      Ltd. ..........................   51,930        678,979
    Asatsu, Inc. ....................   16,100        699,232
    Danto Corp. .....................   54,000        730,731
    Enplas Corp. ....................    5,000        105,605
    Fujitsu Business Systems.........   23,000        637,195
    Glory Ltd. ......................   22,000        730,182
    Higashi Nihon House..............   39,000        684,648
    Hitachi Information Systems......    1,000         14,721
    Hitachi Medical Corp. ...........   34,000        606,199
    Hokushin.........................   56,000        716,833
    Horiba Instruments...............   46,000        643,504
    Ichiyoshi Securities*............   93,000        602,880
    Iino Kaiun.......................  120,000        650,635
    Kentucky Fried Chicken...........   35,000        684,831
    Komatsu Seiren...................   27,000        320,929
    Lintec...........................   17,000        293,773
    Mitsubishi Cable Industries......   49,000        331,535
    Mitsui Home Co. Ltd. ............   45,000        732,376
    Nakayama Steel Works Ord.*.......  100,000        659,230
    Namura Shipbuilding*.............   43,000        243,760
    Nichicon.........................   50,000        726,890
    Nippon Seiki.....................   45,000        744,720
    Nissha Printing..................   25,000        363,445
    Nisshin Fire and Marine
      Insurance*.....................    2,000          9,875
    Nittetsu Mining..................   66,000        675,871
    Rengo Co. Ltd. ..................   92,000        647,710
    Ryoyo Electro Corp. .............   30,000        647,344
    Sagami Chain Co. Ltd. ...........   25,000        486,879
    Sanyo Special Steel Co. .........  151,000        640,614
    Sodick...........................   53,000        634,818
    Sumitomo Sitix Corp. ............    9,000        199,141
    Toei.............................   37,000        307,854
    Towa Pharmaceutical Co. Ltd. ....   10,000        316,357
    Toyo Ink Manufacturing...........  113,000        648,843
    Tsubakimoto Precision Products...   51,000        634,178
    Tsudakoma........................   95,000        673,174
    Tsutsumi Jewelry Co. Ltd. .......   16,000        775,350
    Xebio Co. Ltd. ..................   18,000        676,419
                                                  -----------
                                                   21,035,978
                                                  -----------
MALAYSIA -- 1.6%
    Asas Dunia BHD...................   59,000        234,108
    Chemical Co. of Malaysia BHD*....   72,000        230,862
    Chemical Co. of Malaysia BHD
      Warrants*......................   10,000          4,605
    Kentucky Fried Chicken BHD*......   56,000        303,006
    Malayan Cement BHD*..............  127,000        305,411
    Metacorp BHD*....................   88,000        253,948
                                                  -----------
                                                    1,331,940
                                                  -----------

SELIGMAN HENDERSON INTERNATIONAL SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                       -------    -----------
NETHERLANDS -- 2.6%
    Otra NV*.........................   39,880    $   919,390
    Samas Groep NV...................   33,300      1,230,656
                                                  -----------
                                                    2,150,046
                                                  -----------
NORWAY -- 2.9%
    Ekornes AS*......................   89,400      1,315,496
    Fokus Bank AS....................  200,000      1,090,892
                                                  -----------
                                                    2,406,388
                                                  -----------
SINGAPORE -- 1.7%
    Bukit Sembawang Estates Ltd......   17,500        455,174
    Comfort Group Ltd................  348,000        345,287
    Courts Ltd.......................  198,000        315,734
    Want Want........................   88,000        236,720
                                                  -----------
                                                    1,352,915
                                                  -----------
SWEDEN -- 10.7%
    BT Industries AB*................   77,900      1,199,928
    Cardo AB*........................   47,900      1,009,083
    Finnveden AB Cl-B*...............   45,350        588,970
    Forsheda Cl-B*...................   33,585        727,804
    Hoganas AB Cl-B*.................   22,000        770,776
    Iro AB*..........................  106,600      1,094,671
    Kalmar Industries*...............   39,775        840,922
    Munksjo AB*......................  120,000        942,328
    PLM AB*..........................   76,800      1,252,571
    Rottneros AB*....................  246,200        286,283
                                                  -----------
                                                    8,713,336
                                                  -----------
SWITZERLAND -- 2.6%
    Bobst SA*........................      550        794,073
    Foto Laboratory SA...............    1,210        502,312
    Lem Holding......................      203         59,429
    Sig Schweiz Industries*..........      666        772,436
                                                  -----------
                                                    2,128,250
                                                  -----------
THAILAND -- 0.8%
    Siam Makro Public Co. Ltd.*......   55,000        281,773
    Tipco Asphalt Co. Ltd.*..........   54,000        319,212
                                                  -----------
                                                      600,985
                                                  -----------
UNITED KINGDOM -- 17.9%
    Abacus Polar PLC*................  125,000        392,184
    Allied Leisure PLC...............  600,000        410,046
    Ashtead Group PLC*...............  247,000        652,191
    British Polythene Industries
      PLC*...........................   55,000        631,300
    BTG PLC..........................    5,000        123,868
    Capital Radio PLC*...............   84,500        858,348
    CMG PLC*.........................   86,800        887,104

                                       SHARES        VALUE
                                       -------    -----------
    Cobham PLC*......................   51,000    $   503,402
    David Brown Group PLC*...........  205,000        681,391
    Dawson Group PLC*................  100,000        296,662
    Domnick Hunter Group PLC*........  114,400        705,416
    Druck Holdings PLC*..............    3,300        177,499
    F.I. Group PLC...................   46,100        275,670
    Fairey Group PLC*................   45,000        459,904
    Frost Group PLC*.................   70,333        104,872
    GWR Group PLC....................  152,329        511,052
    Hamleys PLC*.....................   36,000        212,478
    IBC Group PLC*...................  140,000        682,789
    ISA International PLC*...........  215,000        591,072
    Parity PLC*......................  170,000        691,797
    Pet City Holdings PLC............   60,000        384,884
    Pizza Express PLC*...............  136,100        777,920
    Polypipe PLC*....................  201,300        634,700
    Stoves PLC*......................   87,900        349,508
    Tilbury Douglas PLC*.............   66,000        520,759
    Trifast PLC......................   65,400        399,208
    Trinity International
      Holdings PLC*..................   85,000        571,657
    Visual Action Holdings PLC.......  110,000        392,960
    Wace Group PLC*..................  187,600        501,176
    Wellington Holdings PLC*.........   55,000        231,505
                                                  -----------
                                                   14,613,322
                                                  -----------
TOTAL INVESTMENTS -- 98.0%
  (COST $73,694,354).................              80,089,053
OTHER ASSETS LESS
  LIABILITIES -- 2.0%................               1,668,455
                                                  -----------
NET ASSETS -- 100.0%.................             $81,757,508
                                                  ===========

Foreign currency exchange contracts outstanding at June 30, 1996:

             PRINCIPAL
              AMOUNT      CONTRACTED                 UNREALIZED
              COVERED      EXCHANGE    EXPIRATION   APPRECIATION
TYPE        BY CONTRACT      RATE        MONTH      (DEPRECIATION)
------------------------------------------------------------------
Sell  DEM   $1,000,000       1.5191       08/96       $  (1,424)
Sell  FRF      600,000       5.1502       08/96          (2,047)
Buy   FIM      333,561       4.6500       07/96           1,534
Buy   UK       120,222       0.6485       07/96             868
Buy   JPN      144,921     109.8200       07/96             681
Buy   JPN      400,000     107.7025       08/96          (3,410)
Sell  JPN    3,500,000     103.3275       08/96         170,803
Buy   MALA      96,559       2.4950       07/96             (13)
                                                      ---------
                                                      $ 166,992
                                                      =========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES      VALUE
                                          -------  -----------
COMMON STOCK -- 84.2%
CHEMICALS -- 4.3%
    Applied Extrusion Technologies,
      Inc.*..............................  30,600  $   390,150
    Dupont, (E.I.) de Nemours & Co. .....   3,200      253,200
    FMC Corp.*...........................   6,000      391,500
    Polymer Group, Inc.*.................  20,000      350,000
                                                   -----------
                                                     1,384,850
                                                   -----------
DIVERSIFIED METALS -- 4.4%
    Century Aluminum Co.*................  12,900      203,175
    Freeport-McMoran Copper & Gold, Inc.
      Cl-A...............................  11,100      331,612
    Nucor Corp. .........................  10,000      506,250
    Reynolds Metals Co. .................   7,100      370,088
                                                   -----------
                                                     1,411,125
                                                   -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.5%
    General Electric Co. ................   2,000      173,000
                                                   -----------
ENERGY SERVICES -- 7.8%
    BJ Services Co.*.....................   7,000      245,875
    Petrolite Corp. .....................   8,200      257,787
    Camco International, Inc. ...........   4,800      162,600
    Coflexip SA [ADR]*...................  14,600      253,675
    Cooper Cameron Corp.*................   9,400      411,250
    Halliburton Co. .....................   5,800      321,900
    Schlumberger Ltd. ...................   3,000      252,750
    TPC Corp.*...........................  54,400      394,400
    Western Atlas, Inc.*.................   3,850      224,263
                                                   -----------
                                                     2,524,500
                                                   -----------
INTEGRATED PETROLEUM -- 25.4%
    Atlantic Richfield Co. ..............   4,500      533,250
    British Petroleum Co. PLC [ADR]......   9,000      961,875
    Mobil Corp. .........................  20,600    2,309,775
    Repsol SA [ADR]......................  29,600    1,028,600
    Royal Dutch Petroleum Co. ...........   5,500      845,625
    Sun Co., Inc. .......................  16,700      507,263
    Total SA [ADR].......................  25,000      928,125
    Ultramar Corp. ......................   9,200      266,800
    USX-Marathon Group...................  40,500      815,063
                                                   -----------
                                                     8,196,376
                                                   -----------
PAPER & FOREST PRODUCTS -- 11.4%
    Georgia Pacific Corp. ...............   8,500      603,500
    International Paper Co. .............  17,200      634,250
    James River Corp. of Virginia........  16,300      429,912
    Jefferson Smurfit Corp.*.............  72,600      789,525
    Kimberly-Clark Corp. ................  11,600      896,100
    Willamette Industries, Inc. .........   5,500      327,250
                                                   -----------
                                                     3,680,537
                                                   -----------
PETROLEUM EXPLORATION &
  PRODUCTION -- 12.2%
    Barrett Resources Corp.*.............  10,100      300,475
    Cross Timbers Oil Co. ...............   6,500      160,875
    Flores & Rucks, Inc.*................  12,500      431,250
    HS Resources, Inc.*..................  28,300      328,987
    Louisiana Land & Exploration Co. ....   6,000      345,750
    Noble Affiliates, Inc. ..............   7,900      298,225
    Rutherford-Moran Oil Corp.*..........  13,700      333,938

                                          SHARES      VALUE
                                          -------  -----------
    Union Texas Petroleum Holdings,
      Inc. ..............................  52,700  $ 1,027,650
    United Meridian Corp.*...............  19,800      712,800
                                                   -----------
                                                     3,939,950
                                                   -----------
PRECIOUS METALS -- 10.5%
    Cambior, Inc. .......................  35,400      473,475
    Durban Roodepoort Deep Ltd. [ADR]*...  45,640      411,034
    Golden Star Resources Ltd.*..........  26,000      377,000
    Newmont Mining Corp. ................   6,100      301,187
    Pegasus Gold, Inc.*..................  30,900      378,525
    Placer Dome, Inc. ...................  17,300      413,038
    Santa Fe Pacific Gold Corp. .........  33,800      477,425
    TVX Gold, Inc.*......................  80,900      586,525
                                                   -----------
                                                     3,418,209
                                                   -----------
RAILROADS -- 3.6%
    Burlington Northern Santa Fe.........   8,000      647,000
    Canadian National Railway Co. .......  10,500      192,937
    Conrail, Inc. .......................   4,900      325,237
                                                   -----------
                                                     1,165,174
                                                   -----------
REAL ESTATE -- 2.8%
    Apartment Investment & Management Co.
      Cl-A [REIT]........................  22,500      421,875
    Reckson Associates Realty Corp.
      [REIT].............................   5,000      165,000
    The Rouse Co. .......................  12,200      315,675
                                                   -----------
                                                       902,550
                                                   -----------
SEMI-CONDUCTORS -- 0.4%
    Intel Corp. .........................   1,700      124,844
                                                   -----------
TELECOMMUNICATIONS -- 0.9%
    Vodafone Group PLC [ADR].............   7,800      287,625
                                                   -----------
TOTAL COMMON STOCK
  (COST $25,489,247).....................           27,208,740
                                                   -----------
FOREIGN STOCK -- 9.6%
DIVERSIFIED METALS -- 1.6%
    Bougainville Copper Ltd. -- (AUD)*... 382,470      180,368
    Lonrho PLC -- (UK)................... 112,600      323,548
                                                   -----------
                                                       503,916
                                                   -----------
PRECIOUS METALS -- 8.0%
    Anglo American Platinum Corp.
      Ltd. -- (ZAR)*.....................  39,400      246,250
    Banro Resources Corp. Special
      Warrants 144A -- (CAN)*............  83,300      488,205
    Barnato Exploration Ltd. -- (ZAR)*... 113,300      312,100
    Golden Shamrock Mines
      Ltd. -- (AUD)*..................... 137,200      122,933
    Golden Shamrock Mines
      Ltd. -- (CAN)*.....................  15,700       14,492
    Hartebeestfontein Gold Mining Co.
      Ltd. -- (ZAR)......................  61,000      206,157
    Highlands Gold Ltd. -- (AUD)......... 800,000      396,133
    HJ Joel Gold Mining Co.
      Ltd. -- (ZAR)...................... 271,268      244,895
    Potgietersrust Platinums
      Ltd. -- (ZAR)......................  66,869      336,667

T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES      VALUE
                                          -------  -----------
    War Eagle Mining Co.,
      Inc. -- (CAN)*..................... 118,000  $   231,678
    War Eagle Mining Co., Inc.
      Warrants -- (CAN)*.................  59,000            0
                                                   -----------
                                                     2,599,510
                                                   -----------
TOTAL FOREIGN STOCK
  (COST $3,135,862)......................            3,103,426
                                                   -----------
SHORT TERM INVESTMENTS -- 2.7%
    Temporary Investment Cash Fund
      (COST $895,774).................... 895,774      895,774
                                                   -----------

                                             PAR
                                   MATURITY  (000)
                                   --------- ----
COMMERCIAL PAPER -- 4.7%
    Bell Atlantic Financial
      Services, Inc.
      5.32%....................... 07/02/96  $500      499,926
    Corporate Asset Funding Co.
      5.60%....................... 07/01/96   611      611,000
    Ford Motor Credit Co.
      5.43%....................... 07/18/96   400      398,974
                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $1,509,900).........................         1,509,900
                                                   -----------

                                                      VALUE
                                                   -----------
TOTAL INVESTMENTS -- 101.2%
  (COST $31,030,783)........................       $32,717,840
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.2%)....................          (395,933)
                                                   -----------
NET ASSETS -- 100.0%........................       $32,321,907
                                                   ===========

Foreign currency exchange contracts outstanding at June 30, 1996:

                  PRINCIPAL
                   AMOUNT        CONTRACTED
                   COVERED        EXCHANGE      EXPIRATION       UNREALIZED
TYPE             BY CONTRACT        RATE          MONTH         DEPRECIATION
----------------------------------------------------------------------------
Sell     ZAR       $23,109        4.3500         07/96            $(160)

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.

* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.5% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                               MATURITY   (000)      VALUE
                               --------- -------  ------------
CORPORATE OBLIGATIONS -- 5.0%
CONSUMER PRODUCTS & SERVICES -- 3.7%
    First Brands Corp. Sr.
      Sub. Notes
      9.125%.................. 04/01/99  $ 7,000  $  7,166,250
                                                  ------------
UTILITIES -- 1.3%
    CMS Energy Corp.
      First Mtge.
      9.50%................... 10/01/97    1,000     1,025,000
    Texas Utilities Co.
      First Mtge.
      5.8593%................. 05/01/99    1,500     1,506,487
                                                  ------------
                                                     2,531,487
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $9,652,795).....................             9,697,737
                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 71.2%
FEDERAL HOME LOAN MORTGAGE CORP. -- 2.6%
      8.00% [TBA]............. 07/15/26    5,000     5,042,200
                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOC. -- 63.3%
      5.21%................... 07/24/96    3,750     3,737,407
      5.17%................... 07/30/96    5,400     5,377,268
      6.12%................... 09/01/16       48        47,208
      6.12%................... 10/01/16      806       799,543
      6.12%................... 11/01/16      353       350,218
      6.3729%................. 03/01/17    2,561     2,541,969
      6.12%................... 03/01/18      140       138,737
      6.133%.................. 03/01/18      468       463,892
      6.12%................... 05/01/18      424       420,249
      6.178%.................. 08/01/18      459       455,394
      6.091%.................. 10/01/18      418       414,418
      6.263%.................. 02/01/19      537       533,155
      6.203%.................. 03/01/19      317       314,554
      6.252%.................. 05/01/19      362       358,981
      6.263%.................. 05/01/19       95        94,135
      6.225%.................. 06/01/19      543       538,296
      6.228%.................. 07/01/20      633       627,833
      6.248%.................. 07/01/20      345       342,099
      6.25%................... 09/01/20      248       246,415
      6.194%.................. 04/01/21      255       253,056
      6.245%.................. 05/01/21      200       198,480
      7.50%................... 01/25/22    4,000     4,043,061
      7.50%................... 10/01/22   26,967    26,629,438
      6.154%.................. 04/01/24    1,000       992,236
      7.50%................... 05/01/24   47,091    46,545,717
      6.145%.................. 06/01/24      318       314,935
      6.142%.................. 08/01/24      147       145,914
      6.172%.................. 10/01/24       76        75,046
      6.244%.................. 11/01/24      119       117,739
      7.053%.................. 01/01/25      758       772,529
      6.302%.................. 05/01/25    1,690     1,690,717
      6.119%.................. 03/01/26      214       213,557
      6.185%.................. 03/01/26      727       724,665
      6.151%.................. 04/01/26      905       901,362

                                           PAR
                               MATURITY   (000)      VALUE
                               --------- -------  ------------
      6.282% [TBA]............ 07/24/26  $12,500  $ 12,406,250
      6.12%................... 11/01/26       27        26,759
      6.124%.................. 07/01/27      505       500,897
      6.124%.................. 10/01/27      883       875,750
      6.124%.................. 12/01/27    3,681     3,648,873
      6.124%.................. 03/01/28      625       619,739
      6.149%.................. 08/01/28      541       536,228
      6.113%.................. 02/01/31    3,380     3,349,992
      6.092%.................. 06/01/31      358       355,556
                                                  ------------
                                                   123,740,267
                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 5.3%
      7.25%................... 07/20/17      360       366,408
      7.25%................... 08/20/17      455       462,450
      7.25%................... 09/20/17      396       403,066
      7.00%................... 01/15/24       51        48,855
      7.00%................... 02/15/24       60        57,110
      7.00%................... 04/15/24      394       377,673
      7.375%.................. 05/20/24    3,890     3,940,735
      7.00%................... 06/15/24       61        58,630
      7.25%................... 07/20/24      475       482,796
      7.00%................... 07/15/25      456       437,830
      7.00%................... 08/15/25    1,920     1,842,171
      7.00% [TBA]............. 08/19/26    2,000     1,915,000
                                                  ------------
                                                    10,392,724
                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $142,027,990)...................           139,175,191
                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.9%
    Merrill Lynch Mtge.
      Investors, Inc. Cl-B
      7.6457%................. 06/15/21    1,447     1,448,706
    Resolution Trust Corp.
      7.4168%................. 07/25/28   10,000    10,112,932
                                                  ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (COST $11,628,212)....................            11,561,638
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 0.0%
    U.S. Treasury Bills
      4.985%#................. 08/29/96       25        24,786
      5.10%#.................. 11/14/96       15        14,698
      5.15%#.................. 11/14/96       10         9,798
      5.155%#................. 11/14/96       20        19,597
                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $68,923)........................                68,879
                                                  ------------
SOVEREIGN ISSUES -- 2.0%
ARGENTINA
    Republic of Argentina
      [FRB, BRB]
      6.3125%
      (COST $3,774,667)....... 03/31/05    4,950     3,867,188
                                                  ------------

PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                         -------  ------------
OPTIONS -- 0.0%
    Written CME Put Option on
      Eurodollar Futures,
      Strike Price $93.00,
      Expire 03/17/97
      (COST ($16,942)).................. $43,000  $    (10,750)
                                                  ------------

                               MATURITY
                               ---------
COMMERCIAL PAPER -- 14.5%
    AT&T Corp.
      5.28%................... 07/01/96    5,800     5,800,000
      5.25%................... 07/29/96    1,800     1,792,527
    Canadian Treasury Bills
      5.24%................... 07/23/96    3,400     3,388,931
      5.25%................... 10/17/96    2,000     1,965,158
    Commonwealth Bank of
      Australia
      5.28%................... 08/12/96    7,300     7,229,550
    Dupont, (E.I.) de Nemours
      & Co.
      5.34%................... 07/24/96    3,000     2,989,765
    Emerson Electric Co.
      5.32%................... 07/08/96    2,200     2,197,724
    Ford Motor Credit Co.
      5.32%................... 07/05/96      700       699,586
    General Electric Capital
      Corp.
      5.30%................... 08/06/96    1,200     1,193,489
                                           PAR
                               MATURITY   (000)      VALUE
                               --------- -------  ------------
    Southwestern Public Utilities
      5.42%................... 07/22/96  $ 1,000  $    996,836
                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $28,282,848)....................            28,253,566
                                                  ------------
                                SHARES
                               ---------
SHORT TERM INVESTMENTS -- 0.2%
    Temporary Investment Cash Fund.... 196,072        196,072
    Temporary Investment Fund......... 196,072        196,072
                                                 ------------
    (COST $392,144)...................                392,144
                                                 ------------
TOTAL INVESTMENTS -- 98.8%
  (COST $195,810,637).................            193,005,593
OTHER ASSETS LESS
  LIABILITIES -- 1.2%.................              2,366,044
                                                 ------------
NET ASSETS -- 100.0%..................           $195,371,637
                                                 ============

# Securities with an aggregate market value of $68,879 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 1996:

                                                   UNREALIZED
               TYPE                  CONTRACTS    APPRECIATION
--------------------------------------------------------------
U.S. Treasury 10 Year Note (9/96)       20          $39,375

--------------------------------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

ROBERTSON STEPHENS VALUE + GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES     VALUE
                                          -------  ----------
COMMON STOCK -- 78.3%
AIRLINES -- 3.2%
    Alaska Air Group, Inc. ..............   1,400  $   38,325
    AMR Corp.* ..........................     300      27,300
    Continental Airlines Cl-B* ..........     400      24,700
    Delta Air Lines, Inc. ...............     700      58,100
    UAL Corp. ...........................     600      32,250
                                                   ----------
                                                      180,675
                                                   ----------
COMPUTER SERVICES & SOFTWARE -- 21.5%
    Cadence Design Systems, Inc.* .......   6,500     219,375
    Cisco Systems, Inc.* ................   5,400     305,775
    Compuware Corp.* ....................   1,100      43,450
    Microsoft Corp.* ....................   2,100     252,263
    Oracle Systems Corp.* ...............   5,500     216,905
    Parametric Technology Corp.* ........   4,300     186,513
                                                   ----------
                                                    1,224,281
                                                   ----------
COMPUTER HARDWARE -- 15.4%
    Cabletron Systems, Inc.* ............   2,700     185,288
    Compaq Computer Corp.* ..............   4,000     197,000
    Dell Computer Corp.* ................   3,800     193,324
    Gateway 2000, Inc.* .................   1,700      57,800
    3Com Corp.* .........................   5,400     247,050
                                                   ----------
                                                      880,462
                                                   ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.3%
    Hewlett-Packard Co. .................     200      19,925
                                                   ----------
ENTERTAINMENT & LEISURE -- 2.9%
    Mirage Resorts, Inc.* ...............   3,100     167,400
                                                   ----------
FINANCIAL-BANK & TRUST -- 4.1%
    BankAmerica Corp. ...................     600      45,450
    Citicorp ............................     500      41,312
    Mellon Bank Corp. ...................   1,400      79,800
    NationsBank Corp. ...................     500      41,313
    Wells Fargo & Co. ...................     100      23,887
                                                   ----------
                                                      231,762
FINANCIAL SERVICES -- 7.0%
    Household International, Inc. .......   3,000     228,000
    Merrill Lynch & Co., Inc. ...........   2,600     169,325
                                                   ----------
                                                      397,325
                                                   ----------

                                          SHARES     VALUE
                                          -------  ----------
HEALTHCARE SERVICES -- 0.8%
    Oxford Health Plans, Inc. ...........     600  $   24,675
    United Healthcare Corp. .............     400      20,200
                                                   ----------
                                                       44,875
                                                   ----------
RETAIL & MERCHANDISING -- 9.6%
    Comp USA, Inc. ......................   6,500     221,813
    Dayton-Hudson Corp. .................     400      41,250
    Gap, Inc. ...........................   2,400      77,100
    Nike, Inc. Cl-B .....................   1,800     184,950
    Pep Boys-Manny Moe & Jack ...........     700      23,800
                                                   ----------
                                                      548,913
                                                   ----------
SEMI-CONDUCTORS -- 13.3%
    Adaptec, Inc.* ......................   3,800     180,025
    Analog Devices, Inc.* ...............     500      12,750
    Applied Materials, Inc.* ............     500      15,250
    Atmel Corp.* ........................     500      15,063
    Intel Corp. .........................   3,200     235,000
    LSI Logic Corp.* ....................   4,800     124,800
    Xilinx, Inc.* .......................   5,500     174,625
                                                   ----------
                                                      757,513
                                                   ----------
TELECOMMUNICATIONS -- 0.2%
    Octel Communications Corp. ..........     500       9,875
                                                   ----------
TOTAL COMMON STOCK
  (COST $4,561,077) .....................           4,463,006
                                                   ----------
SHORT TERM INVESTMENTS -- 11.7%
    Temporary Investment
      Cash Fund.......................... 333,014     333,014
    Temporary Investment Fund............ 333,014     333,014
                                                   ----------
      (COST $666,028)....................             666,028
                                                   ----------
TOTAL INVESTMENTS -- 90.0%
  (COST $5,227,105)......................           5,129,034
OTHER ASSETS LESS LIABILITIES -- 10.0%...             570,305
                                                   ----------
NET ASSETS -- 100.0%.....................          $5,699,339
                                                   ==========

--------------------------------------------------------------------------------
* Non-income producing securities.

See Notes to Financial Statements.

DEFINITION OF ABBREVIATIONS
--------------------------------------------------------------------------------

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
-----------------------
ADR-American Depository Receipt
ADS-American Depository Security
BRB-Brady Bond
CVT-Convertible Security
FRB-Floating Rate Bond (1)
FRN-Floating Rate Note (1)
GDR-Global Depository Receipt
GDS-Global Depository Security
IO-Interest Only Security
PIK-Payment in Kind Security
REIT-Real Estate Investment Trust
STEP-Stepped Coupon Security
TBA-To be Announced Security
VR- Variable Rate Security (1)
ZCB- Zero Coupon Bond-Rate shown is the effective yield at purchase date.
(1)-Rates shown for variable and floating rate securities are the coupon rates as of June 30, 1996.

COUNTRIES/CURRENCIES:
-----------------------
AUD-Australia/Australian Dollar
BEL-Belgium/Belgium Franc
CAN-Canada/Canadian Dollar
DEM-Germany/German Deutschemark
DKK-Denmark/Danish Krone
ESP-Spain/Spanish Peseta
FIM-Finland/Finnish Markka
FRF-France/French Franc
HK-Hong Kong/Hong Kong Dollar
IEP-Ireland/Irish Punt
ITL-Italy/Italian Lira
JPN-Japan/Japanese Yen
MALA-Malaysia/Malaysian Ringgit
MEX-Mexico/Mexican Peso
NETH-Netherlands/Netherland Guilder
NZD-New Zealand/New Zealand Dollar
SEK-Sweden/Swedish Kroner
SNG-Singapore/Singapore Dollar
SW-Switzerland/Swiss Franc
THB-Thailand/Thai Baht
UK-United Kingdom/British Pound
ZAR-South Africa/South African Rand

AMERICAN SKANDIA TRUST

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1996 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                        ---------------------------------------------------------------------------------------------------------
                                                                        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                          SELIGMAN                                                             AST                      T. ROWE
                          HENDERSON      LORD ABBETT                  AST       FEDERATED    PHOENIX                     PRICE
                        INTERNATIONAL    GROWTH AND      JANCAP      MONEY       UTILITY     BALANCED    FEDERATED       ASSET
                           EQUITY          INCOME        GROWTH      MARKET      INCOME       ASSET      HIGH YIELD    ALLOCATION
                        -------------    -----------    --------    --------    ---------    --------    ----------    ----------
ASSETS
   Investments in
     securities at
     value (A).......      $311,221        $376,774     $620,438    $571,977    $123,872    $263,482      $122,516       $85,945
   Cash in bank,
     including
     foreign currency
     holdings........        10,916              --           --           1           1           5             6            31
   Receivable for
     securities
     sold............         4,603             286          496          --         417       1,103           851           767
   Receivable for
     dividends and
     interest........         1,713             931          231       1,392         328       1,224         2,352           659
   Receivable for
     fund shares
     sold............            --              --           --          --          --         460         2,278         1,390
   Deferred
     organization
     costs...........            13              --           --          --          --          --            --            --
   Other assets......             1               2            5           6           1           3             1             1
   Unrealized
     appreciation on
     foreign currency
     exchange
     contracts and
     futures.........         1,135              --          441          --          --          --            --            --
                           --------        --------     --------    --------    --------    --------      --------       -------
       TOTAL
         ASSETS......       329,602         377,993      621,611     573,376     124,619     266,277       128,004        88,793
                           --------        --------     --------    --------    --------    --------      --------       -------
LIABILITIES
   Payable for
     securities
     purchased.......         3,304           5,110        8,442          --       2,512       1,794         5,227         2,374
   Payable for fund
     shares
     redeemed........           382             438        1,545          --         233          --            --            --
   Unrealized
     depreciation on
     foreign currency
     exchange
     contracts and
     futures.........            --              --           --          --          --          --            --             2
   Advisory fee
     payable.........           233             226          464         174          64         145            71            57
   Shareholder
     servicing fee
     payable.........            26              30           52          39          10          21             9             7
   Accrued
     expenses........            34              56           84          72          22          59            24            51
   Dividends
     payable.........            --              --           --       1,873          --          --            --            --
                           --------        --------     --------    --------    --------    --------      --------       -------
       TOTAL
       LIABILITIES...         3,979           5,860       10,587       2,158       2,841       2,019         5,331         2,491
                           --------        --------     --------    --------    --------    --------      --------       -------
NET ASSETS...........      $325,623        $372,133     $611,024    $571,218    $121,778    $264,258      $122,673       $86,302
                           ========        ========     ========    ========    ========    ========      ========       =======
COMPONENTS OF NET
 ASSETS
Common stock
 (unlimited number of
 shares authorized,
 $.001 par value per
 share)..............      $     17        $     24     $     36    $    571    $     10    $     22      $     11       $     7
Additional paid-in
 capital.............       290,007         327,968      466,093     570,647     108,855     239,235       117,580        78,232
Undistributed net
 investment income
 (loss)..............           122           3,389        1,307          --       1,640       3,494         4,129         1,082
Accumulated net
 realized gain (loss)
 on investments and
 foreign currency
 transactions........         4,149           8,075       21,383          --         152      11,045           741         2,326
Accumulated net
 unrealized
 appreciation
 (depreciation) on
 investments, foreign
 currency
 transactions, and
 forward currency
 contracts...........        31,328          32,677      122,205          --      11,121      10,462           212         4,655
                           --------        --------     --------    --------    --------    --------      --------       -------
NET ASSETS...........      $325,623        $372,133     $611,024    $571,218    $121,778    $264,258      $122,673       $86,302
                           ========        ========     ========    ========    ========    ========      ========       =======
Shares of common
 stock outstanding...        17,448          24,100       36,061     571,218      10,152      21,544        11,122         7,059
Net asset value,
 offering and
 redemption price per
 share...............      $  18.66        $  15.44     $  16.94    $   1.00    $  12.00    $  12.27      $  11.03       $ 12.23
                           ========        ========     ========    ========    ========    ========      ========       =======
(A) Investments at
 cost................      $281,031        $344,097     $498,674    $571,977    $112,751    $253,020      $122,304       $81,288
                           ========        ========     ========    ========    ========    ========      ========       =======

--------------------------------------------------------------------------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
                                                          PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
     PIMCO                                                                                       SELIGMAN         T. ROWE
     TOTAL       INVESCO        FOUNDERS       T. ROWE PRICE     T. ROWE PRICE     BERGER        HENDERSON         PRICE
     RETURN       EQUITY        CAPITAL        INTERNATIONAL     INTERNATIONAL     CAPITAL     INTERNATIONAL      NATURAL
      BOND        INCOME      APPRECIATION        EQUITY             BOND          GROWTH        SMALL CAP       RESOURCES
    --------     --------     ------------     -------------     -------------     -------     -------------     ---------
    $399,430     $236,641       $154,286          $296,444          $59,739        $84,446        $80,089         $32,718
          --           --            251             9,475            4,855             --          3,406              --
       3,989          375            600               242                3            940             --              23
       4,193        1,127             25             1,087            1,585             31            150              47
      13,041           --             --                --            3,875             84            720              48
          --           --             --                --               --             --             --              --
           6            2              1                 2               --             --             --              --
         940           --             --                --               --             --            165              --
    --------     --------       --------          --------          -------        -------        -------         -------
     421,599      238,145        155,163           307,250           70,057         85,501         84,530          32,836
    --------     --------       --------          --------          -------        -------        -------         -------
     133,750        1,502          6,960               687              818            737          2,669             479
          --          288            121                83               --             --             --              --
          --           --             --                 5              234             --             --              --
         141          123            111               242               41             53             61              22
          22           37             12                24                5              7              6               3
          41           55             43                59               34             21             36              10
          --          --              --                --               --             --             --              --
    --------     --------       --------          --------          -------        -------        -------         -------
     133,954        2,005          7,247             1,100            1,132            818          2,772             514
    --------     --------       --------          --------          -------        -------        -------         -------
    $287,645     $236,140       $147,916          $306,150          $68,925        $84,683        $81,758         $32,322
    ========     ========       ========          ========          =======        =======        =======         =======
    $     27     $     18       $      9          $     27          $     7        $     6        $     7         $     3
     289,812      205,070        119,408           274,937           68,309         73,287         74,676          29,459
       6,343        3,029           (826)            1,975            2,609             46            508             127
     (11,923)       4,355          2,178               617           (1,748)           691              6           1,046
       3,386       23,668         27,147            28,594             (252)        10,653          6,561           1,687
    --------     --------       --------          --------          -------        -------        -------         -------
    $287,645     $236,140       $147,916          $306,150          $68,925        $84,683        $81,758         $32,322
    ========     ========       ========          ========          =======        =======        =======         =======
      27,331       18,464          9,086            26,635            6,751          6,085          6,924           2,521
    $  10.52     $  12.79       $  16.28          $  11.49          $ 10.21        $ 13.92        $ 11.81         $ 12.82
    ========     ========       ========          ========          =======        =======        =======         =======
    $396,901     $212,973       $127,139          $267,845          $59,756        $73,793        $73,694         $31,031
    ========     ========       ========          ========          =======        =======        =======         =======
--------------------------------------------------------------------------------------------------------------------------

------------------------------
           PORTFOLIO
------------------------------
      PIMCO        ROBERTSON
     LIMITED       STEPHENS
     MATURITY       VALUE +
       BOND         GROWTH
    ----------    ---------
      $193,006     $  5,129
            --        1,531
        14,852           20
         1,075            2
         5,636          254
            --           --
            --           --
           14            --
      --------     --------
       214,583        6,936
      --------     --------
        19,063        1,233
            --           --
            --           --
           100            3
            15           --
            33            1
            --           --
      --------     --------
        19,211        1,237
      --------     --------
      $195,372     $  5,699
      ========     ========
      $     19     $      1
       194,879        5,808
         5,058           (2)
        (1,819)         (10)
        (2,765)         (98)
      --------     --------
      $195,372     $  5,699
      ========     ========
        18,774          586
      $  10.41     $   9.73
      ========     ========
      $195,811     $  5,227
      ========     ========
--------------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                    ---------------------------------------------------------------------------------------------
                                                                              PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------------------
                                      SELIGMAN                                                               AST
                                      HENDERSON      LORD ABBETT                    AST       FEDERATED    PHOENIX
                                    INTERNATIONAL    GROWTH AND      JANCAP        MONEY       UTILITY     BALANCED    FEDERATED
                                       EQUITY          INCOME        GROWTH       MARKET       INCOME       ASSET      HIGH YIELD
                                    -------------    -----------    ---------    ---------    ---------    --------    ----------
INVESTMENT INCOME
   Interest......................      $   345         $   759       $   706      $10,679       $  158     $ 3,669       $ 4,629
   Dividends.....................        3,631           4,229         2,853           --        2,074         996            14
                                       -------         -------       -------      -------       ------     -------       -------
       Total Investment Income...        3,976           4,988         3,559       10,679        2,232       4,665         4,643
                                       -------         -------       -------      -------       ------     -------       -------
EXPENSES
   Investment advisory fees......        1,495           1,244         2,376          975          373         877           375
   Shareholder servicing fees....          149             166           264          195           56         129            50
   Administration and accounting
     fees........................          129             139           183          153           56         117            50
   Custodian fees................           84              20            41           46           15          23            11
   Professional fees.............           13              14            23           17            5          11             4
   Trustees' fees and expenses...            4               5             8            6            2           4             1
   Insurance fees................            1               4             3           --           --           2             1
   Amortization of organization
     costs.......................           --              --             1           --           --          --            --
   Miscellaneous expenses........           16               7            12           10            5           8            16
                                       -------         -------       -------      -------       ------     -------       -------
       Total Expenses............        1,891           1,599         2,911        1,402          512       1,171           508
       Less: Advisory fee waivers
         and expense
         reimbursements..........         (168)             --            --         (233)          --          --            --
                                       -------         -------       -------      -------       ------     -------       -------
       Net Expenses..............        1,723           1,599         2,911        1,169          512       1,171           508
                                       -------         -------       -------      -------       ------     -------       -------
Net Investment Income (Loss).....        2,253           3,389           648        9,510        1,720       3,494         4,135
                                       -------         -------       -------      -------       ------     -------       -------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) on:
       Securities and foreign
         exchange transactions...        4,058           8,101        22,238           --        2,924      11,052           765
       Futures contracts.........           --              --            --           --           --          --            --
       Option contracts..........           --              --            --           --           --          --            --
                                       -------         -------       -------      -------       ------     -------       -------
   Net realized gain (loss) on
     investments and foreign
     currency transactions.......        4,058           8,101        22,238           --        2,924      11,052           765
   Net change in unrealized
     appreciation (depreciation)
     on investments, foreign
     currency transactions, and
     forward currency
     contracts...................       11,929           8,666        49,728           --           (1)     (5,817 )      (1,877)
                                       -------         -------       -------      -------       ------     -------       -------
   Net Increase (Decrease) in Net
     Assets resulting
     from Operations.............      $18,240         $20,156       $72,614      $ 9,510       $4,643     $ 8,729       $ 3,023
                                       =======         =======       =======      =======       ======     =======       =======

--------------------------------------------------------------------------------
(1) Commenced operations on May 2, 1996.

See Notes to Financial Statements.

 ---------------------------------------------------------------------------------------------------------------------------
                                                          PORTFOLIO
 ---------------------------------------------------------------------------------------------------------------------------
                      PIMCO                                                                                        SELIGMAN
      T. ROWE         TOTAL       INVESCO       FOUNDERS       T. ROWE PRICE     T. ROWE PRICE      BERGER         HENDERSON
    PRICE ASSET      RETURN       EQUITY        CAPITAL        INTERNATIONAL     INTERNATIONAL      CAPITAL      INTERNATIONAL
    ALLOCATION        BOND        INCOME      APPRECIATION        EQUITY             BOND           GROWTH         SMALL CAP
    -----------     ---------     -------     ------------     -------------     -------------     ---------     -------------
       $1,066        $ 7,587      $2,392         $   378          $   510           $ 1,795          $  278          $  131
          471             --       1,669             128            3,261                --             109             774
       ------        -------      -------        -------          -------           -------          ------          ------
        1,537          7,587       4,061             506            3,771             1,795             387             905
       ------        -------      -------        -------          -------           -------          ------          ------
          299            804         767             503            1,273               254             255             257
           35            124         102              56              127                27              34              26
           38            114         100              56              116                47              39              38
           19             19          14              18               81                18               6              12
            3             11           9               5               11                 2               3               2
            1              3           3               2                4                 1               1               1
            1              3           2               1                2                --               1               1
           --             --           1              --               --                --              --              --
           12              6           7               3               24                 5               2               3
       ------        -------      -------        -------          -------           -------          ------          ------
          408          1,084       1,005             644            1,638               354             341             340
           --             --          --              --               --                --              --              --
       ------        -------      -------        -------          -------           -------          ------          ------
          408          1,084       1,005             644            1,638               354             341             340
       ------        -------      -------        -------          -------           -------          ------          ------
        1,129          6,503       3,056            (138)           2,133             1,441              46             565
       ------        -------      -------        -------          -------           -------          ------          ------
        2,221         (9,224)     4,328           1,490            1,790              (811)            895              (2)
           --         (2,013)         --              --               --                --              --              --
           --            (77)         --              --               --               188              --              --
       ------        -------      -------        -------          -------           -------          ------          ------
        2,221        (11,314)      4,328           1,490            1,790              (623)            895              (2)
         (493)           (83)      6,169          13,792           17,020            (1,109)          5,757           6,545
       ------        -------      -------        -------          -------           -------          ------          ------
       $2,857        $(4,894)     $13,553        $15,144          $20,943           $  (291)         $6,698          $7,108
       ======        =======      =======        =======          =======           =======          ======          ======

      ----------------------------------------
                      PORTFOLIO
      ----------------------------------------
       T. ROWE          PIMCO        ROBERTSON
        PRICE          LIMITED       STEPHENS
       NATURAL        MATURITY        VALUE +
      RESOURCES         BOND         GROWTH(1)
      ----------     -----------     ---------
        $   85         $ 5,814         $   3
           190              --             1
        ------         -------         -----
           275           5,814             4
        ------         -------         -----
            99             566             4
            11              87             1
            34              87             1
             5               5            --
             1               8            --
            --               2            --
            --               4            --
            --              --            --
             2               1            --
        ------         -------         -----
           152             760             6
            (3)             --            --
        ------         -------         -----
           149             760             6
        ------         -------         -----
           126           5,054            (2)
        ------         -------         -----
         1,049          (1,418)          (10)
            --            (272)           --
            --              --            --
        ------         -------         -----
         1,049          (1,690)          (10)
         1,304          (3,253)          (98)
        ------         -------         -----
        $2,479         $   111         $(110)
        ======         =======         =====

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                       ------------------------------------------------------------------------------------------
                                                                               PORTFOLIO
  -------------------------------------------------------------------------------------------------------------------------------
                                            SELIGMAN HENDERSON                LORD ABBETT
                                           INTERNATIONAL EQUITY            GROWTH AND INCOME                JANCAP GROWTH
                                       ----------------------------   ----------------------------   ----------------------------
                                        SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                           ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                       JUNE 30, 1996   DECEMBER 31,   JUNE 30, 1996   DECEMBER 31,   JUNE 30, 1996   DECEMBER 31,
                                        (UNAUDITED)        1995        (UNAUDITED)        1995        (UNAUDITED)        1995
                                       -------------   ------------   -------------   ------------   -------------   ------------
FROM OPERATIONS
    Net investment income (loss)......    $  2,253       $  2,165        $  3,389       $  3,534        $    648       $  1,686
    Net realized gain (loss) on
      investments
      and foreign currency
      transactions....................       4,058          8,916           8,101          7,136          22,238         38,435
    Net change in unrealized
      appreciation (depreciation) on
      investments, foreign currency
      transactions, and forward
      currency contracts..............      11,929         13,385           8,666         23,471          49,728         58,329
                                          --------       --------        --------       --------        --------       --------
      Net Increase (Decrease) in Net
        Assets from Operations........      18,240         24,466          20,156         34,141          72,614         98,450
                                          --------       --------        --------       --------        --------       --------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS
    Dividends to shareholders from net
      investment income...............      (5,032)            --          (3,534)        (1,700)           (753)        (1,363)
    Distributions to shareholders from
      capital gains...................      (5,923)       (12,667)         (7,139)        (1,699)        (24,162)            --
                                          --------       --------        --------       --------        --------       --------
        Total Dividends and
          Distributions
          to Shareholders.............     (10,955)       (12,667)        (10,673)        (3,399)        (24,915)        (1,363)
                                          --------       --------        --------       --------        --------       --------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.........      66,978        105,273          85,883        170,735         191,668        135,311
    Net asset value of shares issued
      in
      reinvestment of dividends and
      distributions...................      10,955         12,667          10,673          3,399          24,915          1,363
    Cost of shares redeemed...........     (27,651)       (99,733)        (22,655)        (8,177)        (84,579)       (48,085)
                                          --------       --------        --------       --------        --------       --------
      Increase in Net Assets from
        Capital
        Share Transactions............      50,282         18,207          73,901        165,957         132,004         88,589
                                          --------       --------        --------       --------        --------       --------
        Total Increase in Net
          Assets......................      57,567         30,006          83,384        196,699         179,703        185,676
NET ASSETS
    Beginning of Period...............     268,056        238,050         288,749         92,050         431,321        245,645
                                          --------       --------        --------       --------        --------       --------
    End of Period.....................    $325,623       $268,056        $372,133       $288,749        $611,024       $431,321
                                          ========       ========        ========       ========        ========       ========
SHARES ISSUED AND REDEEMED
    Shares sold.......................       3,646          6,250           5,601         11,930          11,582          9,644
    Shares issued in reinvestment of
      dividends and distributions.....         610            823             707            276           1,569            119
    Shares redeemed...................      (1,534)        (5,865)         (1,486)          (600)         (5,104)        (3,650)
                                          --------       --------        --------       --------        --------       --------
      Net Increase in Shares
        Outstanding...................       2,722          1,208           4,822         11,606           8,047          6,113
                                          ========       ========        ========       ========        ========       ========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
                                                        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               FEDERATED
           AST MONEY MARKET               FEDERATED UTILITY INCOME          AST PHOENIX BALANCED ASSET        HIGH YIELD
    ------------------------------     ------------------------------     ------------------------------     -------------
     SIX MONTHS                         SIX MONTHS                         SIX MONTHS                         SIX MONTHS
        ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED
    JUNE 30, 1996     DECEMBER 31,     JUNE 30, 1996     DECEMBER 31,     JUNE 30, 1996     DECEMBER 31,     JUNE 30, 1996
     (UNAUDITED)          1995          (UNAUDITED)          1995          (UNAUDITED)          1995          (UNAUDITED)
    -------------     ------------     -------------     ------------     -------------     ------------     -------------
      $   9,510        $   17,992        $   1,720         $  4,023         $   3,494         $  5,210         $   4,135
             --               156            2,924              358            11,052            9,100               765
             --                --               (1)          16,069            (5,817)          18,547            (1,877)
      ---------         ---------         --------         --------          --------         --------          --------
          9,510            18,148            4,643           20,450             8,729           32,857             3,023
      ---------         ---------         --------         --------          --------         --------          --------
         (9,510)          (17,992)          (4,103)          (3,376)           (5,212)          (3,867)           (4,032)
           (149)               --               --               --            (8,816)              --                --
      ---------         ---------         --------         --------          --------         --------          --------
         (9,659)          (17,992)          (4,103)          (3,376)          (14,028)          (3,867)           (4,032)
      ---------         ---------         --------         --------          --------         --------          --------
        672,540           674,956           27,804           43,009            10,438           92,940            52,333
          9,360            17,896            4,103            3,376            14,028            3,867             4,032
       (454,758)         (637,371)         (18,068)         (27,265)          (10,115)         (16,215)          (16,375)
      ---------         ---------         --------         --------          --------         --------          --------
        227,142            55,481           13,839           19,120            14,351           80,592            39,990
      ---------         ---------         --------         --------          --------         --------          --------
        226,993            55,637           14,379           36,194             9,052          109,582            38,981
        344,225           288,588          107,399           71,205           255,206          145,624            83,692
      ---------         ---------         --------         --------          --------         --------          --------
      $ 571,218        $  344,225        $ 121,778         $107,399         $ 264,258         $255,206         $ 122,673
      =========         =========         ========         ========          ========         ========          ========
        672,540           674,956            2,334            4,009               855            7,580             4,732
          9,360            17,896              351              344             1,158              367               368
       (454,758)         (637,371)          (1,530)          (2,569)             (832)          (1,473)           (1,489)
      ---------         ---------         --------         --------          --------         --------          --------
        227,142            55,481            1,155            1,784             1,181            6,474             3,611
      =========         =========         ========         ========          ========         ========          ========

-------------------------------
             PORTFOLIO
-------------------------------
       FEDERATED HIGH YIELD
-------------------------------
          YEAR ENDED
          DECEMBER 31,
             1995
------------------------------
        $  4,026
             124
           3,479
        --------
           7,629
        --------
          (1,210)
              --
        --------
          (1,210)
        --------
          75,531
           1,210
         (20,776)
        --------
          55,965
        --------
          62,384
          21,308
        --------
        $ 83,692
        ========
           7,197
             124
          (2,008)
        --------
           5,313
        ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                       ------------------------------------------------------------------------------------------
                                                                               PORTFOLIO
  -------------------------------------------------------------------------------------------------------------------------------
                                              T. ROWE PRICE                   PIMCO TOTAL
                                             ASSET ALLOCATION                 RETURN BOND               INVESCO EQUITY INCOME
                                       ----------------------------   ----------------------------   ----------------------------
                                        SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                           ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                       JUNE 30, 1996   DECEMBER 31,   JUNE 30, 1996   DECEMBER 31,   JUNE 30, 1996   DECEMBER 31,
                                        (UNAUDITED)        1995        (UNAUDITED)        1995        (UNAUDITED)        1995
                                       -------------   ------------   -------------   ------------   -------------   ------------
FROM OPERATIONS
    Net investment income (loss).....     $ 1,129         $ 1,306        $  6,503       $  5,966        $  3,056       $  3,658
    Net realized gain (loss) on
      investments and foreign
      currency transactions..........       2,221             483         (11,314)         6,557           4,328          5,268
    Net change in unrealized
      appreciation (depreciation) on
      investments, foreign currency
      transactions, and forward
      currency contracts.............        (493)          5,440             (83)         4,574           6,169         19,246
                                          -------         -------        --------       --------        --------       --------
      Net Increase (Decrease) in Net
        Assets from Operations.......       2,857           7,229          (4,894)        17,097          13,553         28,172
                                          -------         -------        --------       --------        --------       --------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS
    Dividends to shareholders from
      net investment income..........      (1,316)           (525)         (6,111)        (1,271)         (3,685)        (1,056)
    Distributions to shareholders
      from capital gains.............        (226)             --          (6,703)            --          (4,986)            --
                                          -------         -------        --------       --------        --------       --------
        Total Dividends and
          Distributions to
          Shareholders...............      (1,542)           (525)        (12,814)        (1,271)         (8,671)        (1,056)
                                          -------         -------        --------       --------        --------       --------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold........      24,926          31,289          86,076        199,583          64,531         93,257
    Net asset value of shares issued
      in reinvestment of dividends
      and distributions..............       1,542             525          12,814          1,271           8,671          1,056
    Cost of shares redeemed..........        (880)         (2,582)        (18,872)       (37,838)        (18,660)        (9,914)
                                          -------         -------        --------       --------        --------       --------
      Increase in Net Assets from
        Capital Share Transactions...      25,588          29,232          80,018        163,016          54,542         84,399
                                          -------         -------        --------       --------        --------       --------
        Total Increase in Net
          Assets.....................      26,903          35,936          62,310        178,842          59,424        111,515
NET ASSETS
    Beginning of Period..............      59,399          23,463         225,335         46,493         176,716         65,201
                                          -------         -------        --------       --------        --------
    End of Period....................     $86,302         $59,399        $287,645       $225,335        $236,140       $176,716
                                          =======         =======        ========       ========        ========       ========
SHARES ISSUED AND REDEEMED
    Shares sold......................       2,060           2,775           8,014         18,460           5,132          8,188
    Shares issued in reinvestment of
      dividends and distributions....         128              52           1,211            128             705            105
    Shares redeemed..................         (73)           (244)         (1,759)        (3,491)         (1,506)          (850)
                                          -------         -------        --------       --------        --------       --------
      Net Increase in Shares
        Outstanding..................       2,115           2,583           7,466         15,097           4,331          7,443
                                          =======         =======        ========       ========        ========       ========

  -------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on May 2, 1995.

See Notes to Financial Statements.

 ----------------------------------------------------------------------------------------------------------------------------
                                                          PORTFOLIO
 ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    BERGER
                                                   T. ROWE PRICE                      T. ROWE PRICE                 CAPITAL
        FOUNDERS CAPITAL APPRECIATION           INTERNATIONAL EQUITY                INTERNATIONAL BOND              GROWTH
        ------------------------------     ------------------------------     ------------------------------     -------------
         SIX MONTHS                         SIX MONTHS                         SIX MONTHS                         SIX MONTHS
            ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED
        JUNE 30, 1996     DECEMBER 31,     JUNE 30, 1996     DECEMBER 31,     JUNE 30, 1996     DECEMBER 31,     JUNE 30, 1996
         (UNAUDITED)          1995          (UNAUDITED)          1995          (UNAUDITED)          1995          (UNAUDITED)
        -------------     ------------     -------------     ------------     -------------     ------------     -------------
           $   (138)        $   (151)         $  2,133         $  1,454          $ 1,441           $ 1,705          $     46
              1,490            2,836             1,790             (908)            (623)               13               895
             13,792           10,589            17,020           15,141           (1,109)            1,290             5,757
           --------         --------          --------         --------          -------           -------          --------
             15,144           13,274            20,943           15,687             (291)            3,008             6,698
           --------         --------          --------         --------          -------           -------          --------
               (547)            (280)           (1,759)            (121)            (697)             (263)             (150)
             (1,109)              --                --             (249)            (884)               --                --
           --------         --------          --------         --------          -------           -------          --------
             (1,656)            (280)           (1,759)            (370)          (1,581)             (263)             (150)
           --------         --------          --------         --------          -------           -------          --------
             86,155           62,848           106,172          101,284           27,967            30,340            48,218
              1,656              280             1,759              370            1,581               263               150
            (43,843)         (14,221)          (16,632)         (30,055)          (4,353)           (2,964)          (16,212)
           --------         --------          --------         --------          -------           -------          --------
             43,968           48,907            91,299           71,599           25,195            27,639            32,156
           --------         --------          --------         --------          -------           -------          --------
             57,456           61,901           110,483           86,916           23,323            30,384            38,704
             90,460           28,559           195,667          108,751           45,602            15,218            45,979
           --------         --------          --------         --------          -------           -------          --------
           $147,916         $ 90,460          $306,150         $195,667          $68,925           $45,602          $ 84,683
           ========         ========          ========         ========          =======           =======          ========
              5,469            4,764             9,609           10,012            2,716             2,996             3,568
                115               26               161               41              156                27                11
             (2,848)          (1,074)           (1,500)          (2,997)            (422)             (295)           (1,201)
           --------         --------          --------         --------          -------           -------          --------
              2,736            3,716             8,270            7,056            2,450             2,728             2,378
           ========         ========          ========         ========          =======           =======          ========

       ----------------------------------------------
                       PORTFOLIO
       ----------------------------------------------
          BERGER
          CAPITAL            SELIGMAN HENDERSON
          GROWTH          INTERNATIONAL SMALL CAP
       -------------   ------------------------------
                        SIX MONTHS
       YEAR ENDED          ENDED          YEAR ENDED
      DECEMBER 31,     JUNE 30, 1996     DECEMBER 31,
          1995          (UNAUDITED)        1995(1)
      ------------     -------------     ------------
         $   150          $   565          $     72
            (195)              (2)                8
           4,860            6,545                16
         -------          -------           -------
           4,815            7,108                96
         -------          -------           -------
              (3)            (129)               --
              --               --                --
         -------          -------           -------
              (3)            (129)               --
         -------          -------           -------
          42,283           50,836            29,685
               3              129                --
          (4,149)          (4,641)           (1,326)
         -------          -------           -------
          38,137           46,324            28,359
         -------          -------           -------
          42,949           53,303            28,455
           3,030           28,455                --
         -------          -------           -------
         $45,979          $81,758          $ 28,455
         =======          =======           =======
           3,773            4,573             2,884
              --               12                --
            (370)            (417)             (128)
         -------          -------           -------
           3,403            4,168             2,756
         =======          =======           =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                    ---------------------------------------------------------------------------------------------
                                                                              PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                             T. ROWE PRICE                        PIMCO LIMITED               ROBERTSON STEPHENS
                                           NATURAL RESOURCES                      MATURITY BOND                 VALUE + GROWTH
                                    --------------------------------     --------------------------------     -------------------
                                     SIX MONTHS                           SIX MONTHS
                                        ENDED            YEAR ENDED          ENDED            YEAR ENDED         PERIOD ENDED
                                    JUNE 30, 1996       DECEMBER 31,     JUNE 30, 1996       DECEMBER 31,        JUNE 30, 1996
                                     (UNAUDITED)          1995(1)         (UNAUDITED)          1995(1)          (UNAUDITED)(2)
                                    -------------       ------------     -------------       ------------     -------------------
FROM OPERATIONS
    Net investment income
      (loss)......................     $   126             $   30           $  5,054           $    765             $    (2)
    Net realized gain (loss) on
      investments and foreign
      currency transactions.......       1,049                 31             (1,690)               174                 (10)
    Net change in unrealized
      appreciation (depreciation)
      on investments, foreign
      currency transactions, and
      forward currency
      contracts...................       1,304                383             (3,253)               488                 (98)
                                       -------             ------           --------           --------             -------
      Net Increase (Decrease) in
        Net Assets from
        Operations................       2,479                444                111              1,427                (110)
                                       -------             ------           --------           --------             -------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS
    Dividends to shareholders from
      net investment income.......         (29)                --               (761)                --                  --
    Distributions to shareholders
      from
      capital gains...............         (34)                --               (303)                --                  --
                                       -------             ------           --------           --------             -------
      Total Dividends and
        Distributions
        to Shareholders...........         (63)                --             (1,064)                --                  --
                                       -------             ------           --------           --------             -------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.....      29,362              9,686             53,615            166,622               6,053
    Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............          63                 --              1,064                 --                  --
    Cost of shares redeemed.......      (8,781)              (868)           (20,294)            (6,109)               (244)
                                       -------             ------           --------           --------             -------
      Increase in Net Assets from
        Capital
        Share Transactions........      20,644              8,818             34,385            160,513               5,809
                                       -------             ------           --------           --------             -------
        Total Increase in Net
          Assets..................      23,060              9,262             33,432            161,940               5,699
NET ASSETS
    Beginning of Period...........       9,262                 --            161,940                 --                  --
                                       -------             ------           --------           --------             -------
    End of Period.................     $32,322             $9,262           $195,372           $161,940             $ 5,699
                                       =======             ======           ========           ========             =======
SHARES ISSUED AND REDEEMED
    Shares sold...................       2,375                918              5,162             16,062                 611
    Shares issued in reinvestment
      of dividends and
      distributions...............           5                 --                102                 --                  --
    Shares redeemed...............        (693)               (84)            (1,955)              (597)                (25)
                                       -------             ------           --------           --------             -------
      Net Increase in Shares
        Outstanding...............       1,687                834              3,309             15,465                 586
                                       =======             ======           ========           ========             =======

--------------------------------------------------------------------------------
(1) Commenced operations on May 2, 1995.
(2) Commenced operations on May 2, 1996.

See Notes to Financial Statements.

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                ---------------------------------------------------------------------
                                                                              PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
                                                               SELIGMAN HENDERSON INTERNATIONAL EQUITY
                                                ---------------------------------------------------------------------
                                                 SIX MONTHS                      FOR THE YEAR ENDED
                                                    ENDED                           DECEMBER 31,
                                                JUNE 30, 1996  ------------------------------------------------------
                                                 (UNAUDITED)     1995        1994        1993       1992       1991
                                                -------------  --------    --------    --------    -------    -------
Net Asset Value at Beginning of Period.........    $  18.20    $  17.61    $  17.34    $  12.74    $ 13.90    $ 12.99
                                                   --------    --------    --------     -------    -------    -------
Increase (Decrease) from
  Investment Operations
    Net Investment Income (Loss)...............        0.13        0.14        0.10        0.14      (0.17)      0.01
    Net Realized & Unrealized Gains
      (Losses) on Investments and Foreign
      Currency Transactions....................        1.02        1.44        0.36        4.46      (0.99)      0.90
                                                   --------    --------    --------     -------    -------    -------
         Total Increase (Decrease) From
           Investment Operations...............        1.15        1.58        0.46        4.60      (1.16)      0.91
                                                   --------    --------    --------     -------    -------    -------
Less Dividends and Distributions
    Dividends from Net Investment Income.......       (0.32)         --       (0.03)         --         --         --
    Distributions from Net Realized
      Capital Gains............................       (0.37)      (0.99)      (0.16)         --         --         --
                                                   --------    --------    --------     -------    -------    -------
         Total Dividends and Distributions.....       (0.69)      (0.99)      (0.19)         --         --         --
                                                   --------    --------    --------     -------    -------    -------
Net Asset Value at End of Period...............    $  18.66    $  18.20    $  17.61    $  17.34    $ 12.74    $ 13.90
                                                   ========    ========    ========     =======    =======    =======
Total Return...................................        6.45%      10.00%       2.64%      36.11%     (8.35%)     7.01%
Ratios/Supplemental Data
    Net Assets at End of Period (in 000's).....    $325,623    $268,056    $238,050    $150,646    $24,998    $15,892
Ratios of Expenses to Average Net Assets:
      After Advisory Fee Waiver and Expense
         Reimbursement.........................        1.15%(1)     1.17%      1.22%       1.52%      2.50%      2.50%
      Before Advisory Fee Waiver and Expense
         Reimbursement.........................        1.26%(1)     1.27%      1.32%       1.52%      2.50%      2.82%
Ratios of Net Investment Income (Loss) to
  Average Net Assets:
      After Advisory Fee Waiver and Expense
         Reimbursement.........................        1.51%(1)     0.88%      0.55%       0.28%     (1.62%)     0.12%
      Before Advisory Fee Waiver and Expense
         Reimbursement.........................        1.40%(1)     0.78%      0.46%       0.28%     (1.62%)    (0.20%)
Portfolio Turnover Rate........................       24.71%       58.62%     48.69%      31.69%     54.56%     58.74%
Average Commission Rate Paid+..................    $ 0.0150          --          --          --         --         --

--------------------------------------------------------------------------------
 + Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions are charged. This disclosure is required by the SEC beginning in 1996.

(1) Annualized.

See Notes to Financial Statements.

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              ------------------------------------------------------------
                                                                                 PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                                       LORD ABBETT GROWTH AND INCOME
                                                         -----------------------------------------------------------------
                                                          SIX MONTHS                 FOR THE YEAR ENDED
                                                             ENDED                      DECEMBER 31,
                                                         JUNE 30, 1996    -----------------------------------------
                                                          (UNAUDITED)       1995       1994       1993      1992(2)
                                                         -------------    --------    -------    -------    -------
Net Asset Value at Beginning of Period..................    $  14.98      $  12.00    $ 12.06    $ 10.70    $ 10.00
                                                            --------      --------    -------    -------    --------
Increase (Decrease) from
  Investment Operations
    Net Investment Income (Loss)........................        0.13          0.16       0.20       0.11       0.07
    Net Realized & Unrealized Gains
      (Losses) on Investments and Foreign
      Currency Transactions.............................        0.85          3.22       0.06       1.35       0.63
                                                            --------      --------    -------    -------    --------
         Total Increase (Decrease) From
           Investment Operations........................        0.98          3.38       0.26       1.46       0.70
                                                            --------      --------    -------    -------    --------
Less Dividends and Distributions
    Dividends from Net Investment Income................       (0.17)        (0.20)     (0.12)     (0.04)        --
    Distributions from Net Realized
      Capital Gains.....................................       (0.35)        (0.20)     (0.20)     (0.06)        --
                                                            --------      --------    -------    -------    --------
         Total Dividends and Distributions..............       (0.52)        (0.40)     (0.32)     (0.10)        --
                                                            --------      --------    -------    -------    --------
Net Asset Value at End of Period........................    $  15.44      $  14.98    $ 12.00    $ 12.06    $ 10.70
                                                            ========      ========    =======    =======    ========
Total Return............................................        6.61%        28.91%      2.22%     13.69%      7.00%
Ratios/Supplemental Data
    Net Assets at End of Period (in 000's)..............    $372,133      $288,749    $92,050    $48,385    $10,159
Ratios of Expenses to Average Net Assets:
      After Advisory Fee Waiver and
         Expense Reimbursement..........................        0.96%(1)      0.99%      1.06%      1.22%      0.99%(1)
      Before Advisory Fee Waiver and
         Expense Reimbursement..........................        0.96%(1)      0.99%      1.06%      1.33%      1.75%(1)
Ratios of Net Investment Income (Loss) to
  Average Net Assets:
      After Advisory Fee Waiver and
         Expense Reimbursement..........................        2.04%(1)      2.50%      2.45%      2.05%      2.49%(1)
      Before Advisory Fee Waiver and
         Expense Reimbursement..........................        2.04%(1)      2.50%      2.45%      1.94%      1.73%(1)
Portfolio Turnover Rate.................................       21.36%        50.28%     60.47%     56.70%     34.29%
Average Commission Rate Paid+...........................    $ 0.0663            --         --         --         --

--------------------------------------------------------------------------------
 + Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions are charged. This disclosure is required by the SEC beginning in 1996.

(1) Annualized.
(2) Commenced operations on May 1, 1992.
(3) Commenced operations on November 6, 1992.
(4) Commenced operations on November 10, 1992.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------
                                                          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                             JANCAP GROWTH                                                 AST MONEY MARKET
    ----------------------------------------------------------------     ----------------------------------------------------
     SIX MONTHS                     FOR THE YEAR ENDED                    SIX MONTHS               FOR THE YEAR ENDED
        ENDED                          DECEMBER 31,                          ENDED                    DECEMBER 31,
    JUNE 30, 1996     ----------------------------------------------     JUNE 30, 1996     ----------------------------------
     (UNAUDITED)        1995         1994         1993       1992(3)      (UNAUDITED)        1995         1994         1993
    -------------     --------     --------     --------     -------     -------------     --------     --------     --------
      $   15.40       $  11.22     $  11.78     $  10.53     $ 10.00       $    1.00       $   1.00     $   1.00     $   1.00
       --------        -------      -------      -------     --------       --------       --------     --------     --------
           0.01           0.06         0.06         0.03       (0.01)         0.0243         0.0494       0.0369       0.0252
           2.35           4.18        (0.59)        1.22        0.54          0.0005             --           --           --
       --------        -------      -------      -------     --------       --------       --------     --------     --------
           2.36           4.24        (0.53)        1.25        0.53          0.0248         0.0494       0.0369       0.0252
       --------        -------      -------      -------     --------       --------       --------     --------     --------
          (0.02)         (0.06)       (0.03)          --          --         (0.0243)       (0.0494)     (0.0367)     (0.0252)
          (0.80)            --           --           --          --         (0.0005)            --      (0.0002)          --
       --------        -------      -------      -------     --------       --------       --------     --------     --------
          (0.82)         (0.06)       (0.03)          --          --         (0.0248)       (0.0494)     (0.0369)     (0.0252)
       --------        -------      -------      -------     --------       --------       --------     --------     --------
      $   16.94       $  15.40     $  11.22     $  11.78     $ 10.53       $    1.00       $   1.00     $   1.00     $   1.00
       ========        =======      =======      =======     ========       ========       ========     ========     ========
          15.72%         37.98%       (4.51%)      11.87%       5.30%            N/A            N/A          N/A          N/A
      $ 611,024       $431,321     $245,645     $157,852     $15,218       $ 571,218       $344,225     $288,588     $114,074
           1.10%(1)       1.12%        1.18%        1.22%       1.33%(1)        0.60%(1)       0.60%        0.64%        0.65%
           1.10%(1)       1.12%        1.18%        1.22%       2.21%(1)        0.72%(1)       0.72%        0.76%        0.84%
           0.25%(1)       0.51%        0.62%        0.35%      (0.90%)(1)        4.88%(1)      5.38%        3.90%        2.53%
           0.25%(1)       0.51%        0.62%        0.35%      (1.78%)(1)        4.76%(1)      5.26%        3.78%        2.34%
          65.51%        113.32%       93.92%       92.16%       1.52%            N/A            N/A          N/A          N/A
      $  0.0630             --           --           --          --             N/A             --           --           --

-----------------------
     PORTFOLIO
-----------------------
   AST MONEY MARKET
-----------------------
  FOR THE YEAR ENDED
     DECEMBER 31,
-----------------------
      1992(4)
      --------
      $   1.00
      --------
        0.0032
            --
      --------
        0.0032
      --------
       (0.0032)
            --
      --------
       (0.0032)
      --------
      $   1.00
      ========
           N/A
      $  4,294
          0.65%(1)
          1.15%(1)
          2.43%(1)
          1.93%(1)
           N/A
            --

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            --------------------------------------------------------
                                                                                   PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                            FEDERATED UTILITY INCOME
                                                            --------------------------------------------------------
                                                             SIX MONTHS                  FOR THE YEAR ENDED
                                                                ENDED                       DECEMBER 31,
                                                            JUNE 30, 1996       ------------------------------------
                                                             (UNAUDITED)          1995          1994         1993(5)
                                                            -------------       --------       -------       -------
Net Asset Value at Beginning of Period....................    $   11.94         $   9.87       $ 10.79       $ 10.00
                                                              ---------         --------       -------       -------
Increase (Decrease) from
  Investment Operations
    Net Investment Income (Loss)..........................         0.15             0.40          0.46          0.17
    Net Realized & Unrealized Gains
      (Losses) on Investments and Foreign
      Currency Transactions...............................         0.35             2.09         (1.20)         0.62
                                                              ---------         --------       -------       -------
         Total Increase (Decrease) From
           Investment Operations..........................         0.50             2.49         (0.74)         0.79
                                                              ---------         --------       -------       -------
Less Dividends and Distributions
    Dividends from Net Investment Income..................        (0.44)           (0.42)        (0.16)           --
    Distributions from Net Realized
      Capital Gains.......................................           --               --         (0.02)           --
                                                              ---------         --------       -------       -------
         Total Dividends and Distributions................        (0.44)           (0.42)        (0.18)           --
                                                              ---------         --------       -------       -------
Net Asset Value at End of Period..........................    $   12.00         $  11.94       $  9.87       $ 10.79
                                                              =========         ========       =======       =======
Total Return..............................................         4.31%           26.13%        (6.95%)        7.90%
Ratios/Supplemental Data
    Net Assets at End of Period (in 000's)................    $ 121,778         $107,399       $71,205       $57,643
Ratios of Expenses to Average Net Assets:
      After Advisory Fee Waiver and
         Expense Reimbursement............................         0.92%(1)         0.93%         0.99%         1.18%(1)
      Before Advisory Fee Waiver and
         Expense Reimbursement............................         0.92%(1)         0.93%         0.99%         1.18%(1)
Ratios of Net Investment Income (Loss) to
  Average Net Assets:
      After Advisory Fee Waiver and
         Expense Reimbursement............................         3.07%(1)         4.58%         5.11%         5.09%(1)
      Before Advisory Fee Waiver and
         Expense Reimbursement............................         3.07%(1)         4.58%         5.11%         5.09%(1)
Portfolio Turnover Rate...................................        41.42%           70.94%        54.26%         5.30%
Average Commission Rate Paid+.............................    $  0.0488               --            --            --

--------------------------------------------------------------------------------
 + Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions are charged. This disclosure is required by the SEC beginning in 1996.

(1) Annualized.
(5) Commenced operations on May 4, 1993.
(6) Commenced operations on January 4, 1994.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------
                                                         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                                                      T. ROWE PRICE ASSET
                                                                                                          ALLOCATION
                                                                                                   -------------------------
                                                                                                                     FOR THE
               AST PHOENIX BALANCED ASSET                        FEDERATED HIGH YIELD                                 YEAR
    ------------------------------------------------     -------------------------------------                        ENDED
     SIX MONTHS             FOR THE YEAR ENDED            SIX MONTHS       FOR THE YEAR ENDED       SIX MONTHS       DECEMBER
        ENDED                  DECEMBER 31,                  ENDED            DECEMBER 31,             ENDED         31,
    JUNE 30, 1996     ------------------------------     JUNE 30, 1996     -------------------     JUNE 30, 1996     -------
     (UNAUDITED)        1995         1994    1993(5)      (UNAUDITED)       1995       1994(6)      (UNAUDITED)       1995
    -------------     --------     --------  -------     -------------     -------     -------     -------------     -------
      $   12.53       $  10.49     $  10.57  $ 10.00       $   11.14       $  9.69     $ 10.00        $ 12.01        $  9.94
       --------        -------      -------  -------        --------       --------    --------      --------        --------
           0.16           0.26         0.27     0.08            0.31          0.38        0.55           0.15           0.26
           0.26           2.06        (0.26)    0.49            0.05          1.46       (0.86)          0.36           2.02
       --------        -------      -------  -------        --------       --------    --------      --------        --------
           0.42           2.32         0.01     0.57            0.36          1.84       (0.31)          0.51           2.28
       --------        -------      -------  -------        --------       --------    --------      --------        --------
          (0.25)         (0.28)       (0.07)      --           (0.47)        (0.39)         --          (0.25)         (0.21)
          (0.43)            --        (0.02)      --              --            --          --          (0.04)            --
       --------        -------      -------  -------        --------       --------    --------      --------        --------
          (0.68)         (0.28)       (0.09)      --           (0.47)        (0.39)         --          (0.29)         (0.21)
       --------        -------      -------  -------        --------       --------    --------      --------        --------
      $   12.27       $  12.53     $  10.49  $ 10.57       $   11.03       $ 11.14     $  9.69        $ 12.23        $ 12.01
       ========        =======      =======  =======        ========       ========    ========      ========        ========
           3.47%         22.60%        0.09%    5.70%           3.28%        19.57%      (3.10%)         4.27%         23.36%
      $ 264,258       $255,206     $145,624  $91,591       $ 122,673       $83,692     $21,308        $86,302        $59,399
           0.91%(1)       0.94%        0.99%    1.13%(1)        1.01%(1)      1.11%       1.15%(1))       1.16%(1)      1.25%
           0.91%(1)       0.94%        0.99%    1.13%(1)        1.01%(1)      1.11%       1.34%(1))       1.16%(1)      1.29%
           2.71%(1)       3.28%        3.08%    2.53%(1)        8.27%(1)      8.72%       9.06%(1)       3.21%(1)       3.53%
           2.71%(1)       3.28%        3.08%    2.53%(1)        8.27%(1)      8.72%       8.87%(1)       3.21%(1)       3.49%
          91.99%        160.94%       86.50%   46.35%          25.94%        29.64%      40.55%         27.64%         17.62%
      $  0.0609             --           --       --             N/A            --          --        $0.0359             --

----------------------------
       PORTFOLIO
----------------------------
   T. ROWE PRICE ASSET
       ALLOCATION
   -------------------
  FOR THE YEAR ENDED
     DECEMBER 31,
  ------------------
      1994(6)
      -------
      $ 10.00
      --------
         0.21
        (0.27)
      --------
        (0.06)
      --------
           --
           --
      --------
           --
      --------
      $  9.94
      ========
        (0.60%)
      $23,463
         1.25%(1)
         1.47%(1)
         3.64%(1)
         3.42%(1)
        31.62%
           --

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          ----------------------------------------------------------------------------
                                                                           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                PIMCO TOTAL RETURN BOND                  INVESCO EQUITY INCOME
                                          ------------------------------------    ------------------------------------
                                           SIX MONTHS      FOR THE YEAR ENDED      SIX MONTHS      FOR THE YEAR ENDED
                                              ENDED           DECEMBER 31,            ENDED           DECEMBER 31,
                                          JUNE 30, 1996    -------------------    JUNE 30, 1996    -------------------
                                           (UNAUDITED)       1995      1994(6)     (UNAUDITED)       1995      1994(6)
                                          -------------    --------    -------    -------------    --------    -------
Net Asset Value at Beginning of Period...   $   11.34      $   9.75    $ 10.00      $   12.50      $   9.75    $ 10.00
                                             --------      --------    -------       --------      --------    -------
Increase (Decrease) from Investment
  Operations
    Net Investment Income (Loss).........        0.21          0.25       0.26           0.15          0.25       0.16
    Net Realized & Unrealized Gains
      (Losses) on Investments and Foreign
      Currency Transactions..............       (0.44)         1.55      (0.51)          0.71          2.65      (0.41)
                                             --------      --------    -------       --------      --------    -------
         Total Increase (Decrease) From
           Investment Operations.........       (0.23)         1.80      (0.25)          0.86          2.90      (0.25)
                                             --------      --------    -------       --------      --------    -------
Less Dividends and Distributions
    Dividends from Net Investment
      Income.............................       (0.28)        (0.21)        --          (0.24)        (0.15)        --
    Distributions from Net Realized
      Capital Gains......................       (0.31)           --         --          (0.33)           --         --
                                             --------      --------    -------       --------      --------    -------
         Total Dividends and
           Distributions.................       (0.59)        (0.21)        --          (0.57)        (0.15)        --
                                             --------      --------    -------       --------      --------    -------
Net Asset Value at End of Period.........   $   10.52      $  11.34    $  9.75      $   12.79      $  12.50    $  9.75
                                             ========      ========    =======       ========      ========    =======
Total Return.............................       (2.07%)       18.78%     (2.50%)         7.04%        30.07%     (2.50%)
Ratios/Supplemental Data
    Net Assets at End of Period (in
      000's).............................   $ 287,645      $225,335    $46,493      $ 236,140      $176,716    $65,201
Ratios of Expenses to Average Net Assets:
      After Advisory Fee Waiver and
         Expense Reimbursement...........        0.88%(1)      0.89%      1.02%(1)        0.98%(1)     0.98%      1.14%(1)
      Before Advisory Fee Waiver and
         Expense Reimbursement...........        0.88%(1)      0.89%      1.02%(1)        0.98%(1)     0.98%      1.14%(1)
Ratios of Net Investment Income (Loss) to
  Average Net Assets:
      After Advisory Fee Waiver and
         Expense Reimbursement...........        5.25%(1)      5.95%      5.57%(1)        2.99%(1)     3.34%      3.41%(1)
      Before Advisory Fee Waiver and
         Expense Reimbursement...........        5.25%(1)      5.95%      5.57%(1)        2.99%(1)     3.34%      3.41%(1)
Portfolio Turnover Rate..................      318.44%       124.41%    139.25%         28.83%        89.48%     62.87%
Average Commission Rate Paid+............         N/A            --         --      $  0.0604            --         --

--------------------------------------------------------------------------------
 + Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions are charged. This disclosure is required by the SEC beginning in 1996.

(1) Annualized.
(6) Commenced operations on January 4, 1994.
(7) Commenced operations on May 3, 1994.

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------------
                                                           PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                           T. ROWE PRICE                              T. ROWE PRICE
        FOUNDERS CAPITAL APPRECIATION                  INTERNATIONAL EQUITY                        INTERNATIONAL BOND
    -------------------------------------     ---------------------------------------     -------------------------------------
     SIX MONTHS       FOR THE YEAR ENDED       SIX MONTHS        FOR THE YEAR ENDED        SIX MONTHS       FOR THE YEAR ENDED
        ENDED            DECEMBER 31,             ENDED             DECEMBER 31,              ENDED            DECEMBER 31,
    JUNE 30, 1996     -------------------     JUNE 30, 1996     ---------------------     JUNE 30, 1996     -------------------
     (UNAUDITED)       1995       1994(6)      (UNAUDITED)        1995       1994(6)       (UNAUDITED)       1995       1994(7)
    -------------     -------     -------     -------------     --------     --------     -------------     -------     -------
      $   14.25       $ 10.84     $ 10.00       $   10.65       $   9.62     $  10.00        $ 10.60        $  9.68     $ 10.00
       --------       -------     -------        --------       --------     --------        -------        -------     -------
           0.02         (0.04)       0.11            0.07           0.07         0.02           0.09           0.31        0.27
           2.28          3.54        0.73            0.85           0.99        (0.40)         (0.17)          0.75       (0.59)
       --------       -------     -------        --------       --------     --------        -------        -------     -------
           2.30          3.50        0.84            0.92           1.06        (0.38)         (0.08)          1.06       (0.32)
       --------       -------     -------        --------       --------     --------        -------        -------     -------
          (0.09)        (0.09)         --           (0.08)         (0.01)          --          (0.14)         (0.14)         --
          (0.18)           --          --              --          (0.02)          --          (0.17)            --          --
       --------       -------     -------        --------       --------     --------        -------        -------     -------
          (0.27)        (0.09)         --           (0.08)         (0.03)          --          (0.31)         (0.14)         --
       --------       -------     -------        --------       --------     --------        -------        -------     -------
      $   16.28       $ 14.25     $ 10.84       $   11.49       $  10.65     $   9.62        $ 10.21        $ 10.60     $  9.68
       ========       =======     =======        ========       ========     ========        =======        =======     =======
          16.33%        32.56%       8.40%           8.68%         11.09%       (3.80%)        (0.73%)        11.10%      (3.20%)
      $ 147,916       $90,460     $28,559       $ 306,150       $195,667     $108,751        $68,925        $45,602     $15,218
           1.15%(1)      1.22%       1.30%(1)        1.29%(1)       1.33%        1.75%(1)       1.29%(1)       1.53%       1.68%(1)
           1.15%(1)      1.22%       1.55%(1)        1.29%(1)       1.33%        1.77%(1)       1.29%(1)       1.53%       1.68%(1)
          (0.25%)(1)    (0.28%)      2.59%(1)        1.68%(1)       1.03%        0.45%(1)       5.25%(1)       6.17%       7.03%(1)
          (0.25%)(1)    (0.28%)      2.34%(1)        1.68%(1)       1.03%        0.43%(1)       5.25%(1)       6.17%       7.03%(1)
          46.57%        68.32%     197.93%           6.99%         17.11%       15.70%        120.27%        325.00%     163.27%
      $  0.0554            --          --       $  0.0232             --           --            N/A             --          --
-------------------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         -----------------------------------------
                                                                                        PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                      BERGER CAPITAL
                                                                                          GROWTH
                                                                        ------------------------------------------
                                                                         SIX MONTHS           FOR THE YEAR ENDED
                                                                            ENDED                DECEMBER 31,
                                                                        JUNE 30, 1996       ----------------------
                                                                         (UNAUDITED)         1995         1994(8)
                                                                        -------------       -------       --------
Net Asset Value at Beginning of Period................................     $ 12.40          $  9.97        $10.00
                                                                           -------          -------        ------
Increase (Decrease) from
  Investment Operations
    Net Investment Income (Loss)......................................          --             0.04          0.01
    Net Realized & Unrealized Gains
      (Losses) on Investments and Foreign
      Currency Transactions...........................................        1.55             2.40         (0.04)
                                                                           -------          -------        ------
         Total Increase (Decrease) From
           Investment Operations......................................        1.55             2.44         (0.03)
                                                                           -------          -------        ------
Less Dividends and Distributions
    Dividends from Net Investment Income..............................       (0.03)           (0.01)           --
    Distributions from Net Realized
      Capital Gains...................................................          --               --            --
                                                                           -------          -------        ------
         Total Dividends and Distributions............................       (0.03)           (0.01)           --
                                                                           -------          -------        ------
Net Asset Value at End of Period......................................     $ 13.92          $ 12.40        $ 9.97
                                                                           =======          =======        ======
Total Return..........................................................       12.54%           24.42%        (0.30%)
Ratios/Supplemental Data
    Net Assets at End of Period (in 000's)............................     $84,683          $45,979        $3,030
Ratios of Expenses to Average Net Assets:
      After Advisory Fee Waiver and
         Expense Reimbursement........................................        1.00%(1)         1.17%         1.25% 1)
      Before Advisory Fee Waiver and
         Expense Reimbursement........................................        1.00%(1)         1.17%         1.70% 1)
Ratios of Net Investment Income (Loss) to
  Average Net Assets:
      After Advisory Fee Waiver and
         Expense Reimbursement........................................        0.14%(1)         0.70%         1.41% 1)
      Before Advisory Fee Waiver and
         Expense Reimbursement........................................        0.14%(1)         0.70%         0.97% 1)
Portfolio Turnover Rate...............................................       58.88%           84.21%         5.36%
Average Commission Rate Paid+.........................................     $0.0590               --            --

--------------------------------------------------------------------------------
   + Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions are charged. This disclosure is required by the SEC beginning in 1996.

 (1) Annualized.
 (8) Commenced operations on October 20, 1994.
 (9) Commenced operations on May 2, 1995.
(10) Commenced operations on May 2, 1996.

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------
                                                     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
            SELIGMAN HENDERSON                       T. ROWE PRICE                          PIMCO LIMITED
         INTERNATIONAL SMALL CAP                   NATURAL RESOURCES                        MATURITY BOND
    ----------------------------------     ----------------------------------     ----------------------------------
     SIX MONTHS                             SIX MONTHS                             SIX MONTHS
        ENDED       FOR THE YEAR ENDED         ENDED       FOR THE YEAR ENDED         ENDED       FOR THE YEAR ENDED
    JUNE 30, 1996      DECEMBER 31,        JUNE 30, 1996      DECEMBER 31,        JUNE 30, 1996      DECEMBER 31,
     (UNAUDITED)         1995(9)            (UNAUDITED)         1995(9)            (UNAUDITED)         1995(9)
    -------------   ------------------     -------------   ------------------     -------------   ------------------
       $ 10.33           $  10.00             $ 11.11            $10.00              $  10.47          $  10.00
       -------            -------             -------            ------              --------          --------
          0.08               0.03                0.03              0.04                  0.27              0.05
          1.43               0.30                1.72              1.07                 (0.26)             0.42
       -------            -------             -------            ------              --------          --------
          1.51               0.33                1.75              1.11                  0.01              0.47
       -------            -------             -------            ------              --------          --------
         (0.03)                --               (0.02)               --                 (0.05)               --
            --                 --               (0.02)               --                 (0.02)               --
       -------            -------             -------            ------              --------          --------
         (0.03)                --               (0.04)               --                 (0.07)               --
       -------            -------             -------            ------              --------          --------
       $ 11.81           $  10.33             $ 12.82            $11.11              $  10.41          $  10.47
       =======           ========             =======            ======              ========          ========
         14.66%              3.30%              15.83%            11.10%                 0.05%             4.70%
       $81,758           $ 28,455             $32,322            $9,262              $195,372          $161,940
          1.32%(1)           1.46%(1)            1.35%(1)          1.35%(1)              0.87%(1)          0.89%(1)
          1.32%(1)           1.46%(1)            1.38%(1)          1.80%(1)              0.87%(1)          0.89%(1)
          2.19%(1)           0.94%(1)            1.15%(1)          1.28%(1)              5.81%(1)          4.87%(1)
          2.19%(1)           0.94%(1)            1.12%(1)          0.83%(1)              5.81%(1)          4.87%(1)
          8.58%              3.52%              28.78%             2.32%               158.19%           204.85%
       $0.0219                 --             $0.0171                --                   N/A                --

      ------------------------
              PORTFOLIO
      ------------------------
         ROBERTSON & STEPHENS
           VALUE + GROWTH
       ---------------------

            PERIOD ENDED
          JUNE 30, 1996(10)
            (UNAUDITED)
       ---------------------
            $ 10.00
            -------
                 --
              (0.27)
            -------
              (0.27)
            -------
                 --
                 --
            -------
                 --
            -------
            $  9.73
            =======
              (2.70%)
            $ 5,699
               1.33%(1)
               1.33%(1)
              (0.41%)(1)
              (0.41%)(1)
               3.42%
            $0.0510

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996 (UNAUDITED)

--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

American Skandia Trust (the "Trust"), was organized under the laws of the Commonwealth of Massachusetts on October 31, 1988, as a "Massachusetts Business Trust". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates as a series company, issuing eighteen classes of shares of beneficial interest during 1996: Seligman Henderson International Equity Portfolio ("Henderson"), Lord Abbett Growth and Income Portfolio ("Lord Abbett"), JanCap Growth Portfolio ("JanCap"), AST Money Market Portfolio ("Money Market"), Federated Utility Income Portfolio ("Federated"), AST Phoenix Balanced Asset Portfolio ("Balanced"), Federated High Yield Portfolio ("High Yield"), T. Rowe Price Asset Allocation Portfolio ("Asset Allocation"), PIMCO Total Return Bond Portfolio ("PIMCO"), INVESCO Equity Income Portfolio ("INVESCO"), Founders Capital Appreciation Portfolio ("Founders"), T. Rowe Price International Equity Portfolio ("T. Rowe"), T. Rowe Price International Bond Portfolio ("International Bond") (formerly, AST Scudder International Bond Portfolio), Berger Capital Growth Portfolio ("Berger"), Seligman Henderson International Small Cap Portfolio ("Small Cap"), T. Rowe Price Natural Resources Portfolio ("Natural Resources"), PIMCO Limited Maturity Bond Portfolio ("Limited Maturity"), and Robertson Stephens Value + Growth Portfolio ("Robertson Stephens") (collectively "the Portfolios").

The following is a summary of the Trust's significant accounting policies:

Security Valuation

All Portfolios, other than Money Market: Securities are valued at the close of regular trading on each business day the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities not listed on an exchange or securities market, or securities on which there were no transactions, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

Short-term obligations with less than sixty days remaining to maturity are valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and thereafter are valued on an amortized cost basis based on the value on such date.

Money Market: Securities are valued at amortized cost. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Foreign Currency Translation and Foreign Currency Exchange Contracts

The Trust's investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates determined prior to the close of the NYSE. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments and foreign currency transactions.

A foreign currency exchange contract (FCEC) is a commitment to purchase or sell a specified amount of foreign currency at the settlement date at a specified rate. FCECs are used to hedge against foreign exchange rate risk arising from a Portfolio's investment or anticipated investment in securities denominated in foreign

--------------------------------------------------------------------------------

currencies. Risks may arise upon entering into FCECs from the potential inability of counterparties to meet the terms of their contracts. Also, when utilizing FCECs a Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. FCECs are marked-to-market daily at the applicable exchange rates and any gains or losses are recorded as unrealized until the contract settlement date.

Futures and Options

Certain Portfolios, as permitted by the Trust's prospectus, may enter into futures contracts and purchase and write both put and call options. Futures contracts provide for the future sale by one party and purchase by another of a specified amount of a financial instrument at an agreed upon price and date. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security or currency at a specified price on a certain date. For both futures and options, risks arise from possible illiquidity and from movements in security values, interest rates or currency values.

Futures and purchased options are valued based on their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Fluctuations in the value of futures and options are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains (losses) are recognized.

Investment Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are recognized on the FIFO cost basis. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Gains or losses on premiums from expired options are recognized on the date of expiration.

Dividends and Distributions to Shareholders

All Portfolios other than Money Market: Dividends and distributions arising from net investment income and net short-term and long-term capital gains, if any, are declared and paid annually.

Money Market: Dividends from net investment income are declared daily and paid monthly, and capital gains, if any, are declared and paid annually.

Organization Costs

The Trust bears all costs in connection with its organization, including the initial fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from May 1, 1992.

Tax Matters

It is the Trust's policy to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to distribute all of its taxable income, as well as any net realized gains to its shareholders. Therefore, no federal income tax provision has been made. Foreign taxes have been provided for dividend and interest income earned on foreign investments in accordance with the applicable country's tax rates and, to the extent unrecoverable, are recorded as a reduction of investment income.

2.  INVESTMENT MANAGEMENT AGREEMENTS,
    INVESTMENT SUB-ADVISORY
    AGREEMENTS AND TRANSACTIONS
    WITH AFFILIATES

The Portfolios have entered into Investment Management Agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management

--------------------------------------------------------------------------------

and administrative services. The Investment Manager has engaged the following entities as sub-advisors for their respective Portfolios: Seligman Henderson Co., a joint venture between J. & W. Seligman & Co. Incorporated and Henderson International, Inc. for Henderson and Small Cap, Lord Abbett & Co. for Lord Abbett, Janus Capital Corporation for JanCap, J. P. Morgan Investment Management Inc. for Money Market, Federated Investment Counseling for Federated and High Yield, Phoenix Investment Counsel, Inc. for Balanced, T. Rowe Price Associates, Inc. for Asset Allocation and Natural Resources, Pacific Investment Management Co. for PIMCO and Limited Maturity, INVESCO Trust Co. for INVESCO, Founders Asset Management, Inc. for Founders, Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for T. Rowe and International Bond, Berger Associates, Inc. for Berger, and Robertson, Stephens & Company Investment Management, L.P. for Robertson Stephens. The Investment Manager receives a fee computed daily and paid monthly based on an annual rate of 1.00%, .75%, .90%,
 .50%, .75%, .75%, .75%, .85%, .65%, .75%, .90%, 1.00%, .80%, .75%, 1.00%, .90%,
 .65%, and 1.00% of the average daily net assets of the Henderson, Lord Abbett, JanCap, Money Market, Federated, Balanced, High Yield, Asset Allocation, PIMCO, INVESCO, Founders, T. Rowe, International Bond, Berger, Small Cap, Natural Resources, Limited Maturity, and Robertson Stephens Portfolios, respectively. The fees for Federated are at the rate of .60% for average daily net assets in excess of $50,000,000 and for Balanced are at the rate of .65% for average daily net assets in excess of $75,000,000. The Investment Manager is currently voluntarily waiving .15% of its fee for Henderson on average daily net assets in excess of $75,000,000, and .05% of its fee for Money Market.

The Investment Manager pays each sub-advisor a fee computed daily and payable monthly based on an annual rate of 1.00%, .50%, .60%, .25%, .50%, .50%, .50%,
 .50%, .30%, .50%, .65%, .75%, .40%, .55%, .60%, .60%, .30%, and .60% of the
average daily net assets of the Henderson, Lord Abbett, JanCap, Money Market, Federated, Balanced, High Yield, Asset Allocation, PIMCO, INVESCO, Founders, T. Rowe, International Bond, Berger, Small Cap, Natural Resources, Limited Maturity, and Robertson Stephens Portfolios, respectively. The sub-advisors for Henderson and Money Market are currently voluntarily waiving portions of the fees payable to them by the Investment Manager. The annual rates of the fees payable by the Investment Manager to the sub-advisors of all Portfolios, other than International Bond, are reduced for Portfolio net assets in excess of specified levels.

On April 12, 1996, the shareholders of the AST Scudder International Bond Portfolio approved a new Investment Management Agreement which, effective May 1, 1996, reduced the Investment Manager's fee to an annual rate of .80% of the Portfolio's average daily net assets from the previous annual rate of 1.00%. Also on April 12, 1996, the Portfolio's shareholders approved a Sub-Advisory Agreement under which Rowe Price-Fleming International, Inc., became sub-advisor to the Portfolio, effective May 1, 1996, for a fee paid by the Investment Manager at an annual rate of .40% of the Portfolio's average daily net assets. Prior to May 1, 1996, Scudder, Stephens & Clark, Inc. served as sub-advisor for an annual rate of .60% of the average daily net assets of the Portfolio. Effective May 1, 1996, the name of the Portfolio was changed to the "T. Rowe Price International Bond Portfolio."

The Investment Manager has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses (after fee waivers and expense reimbursements) of the Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. The Investment Management Agreement with each Portfolio also provides that the Investment Manager will reimburse the

--------------------------------------------------------------------------------

Portfolio to prevent its expenses from exceeding a specific percentage limit. During the six months ended June 30, 1996, the Investment Manager reimbursed Money Market and Natural Resources for expenses pursuant to those provisions.

The Trust has entered into an agreement for the sale of shares with American Skandia Life Assurance Corporation ("ASLAC") pursuant to which it will pay ASLAC a shareholder servicing fee at an annual rate of .10% of each Portfolio's average daily net assets.

Certain officers and/or Trustees of the Trust are also officers and/or directors of the Investment Manager. During the six months ended June 30, 1996, the Trust made no direct payments to its officers or interested Trustees.

3.  PURCHASES AND SALES OF SECURITIES

The cost of security purchases and proceeds from the sales of securities, excluding short-term obligations, during the six months ended June 30, 1996 were ($ in thousands): $117,577 and $71,066 for Henderson, $191,842 and $66,081 for
Lord Abbett, $423,041 and $325,164 for JanCap, $55,552 and $45,473 for
Federated, $278,460 and $203,368 for Balanced, $64,264 and $24,857 for High Yield, $40,226 and $18,389 for Asset Allocation, $999,047 and $755,890 for PIMCO, $119,361 and $56,071 for INVESCO, $89,348 and $47,062 for Founders, $120,458 and $16,599 for T. Rowe, $79,074 and $59,411 for International Bond, $111,799 and $34,753 for Berger, $53,558 and $4,111 for Small Cap, $27,877 and
$5,577 for Natural Resources, $364,423 and $254,856 for Limited Maturity and $4,696 and $111 for Robertson Stephens.

4.  TAX COST OF INVESTMENTS AND CAPITAL LOSS CARRYOVERS

At June 30, 1996, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows ($ in thousands):

                            TAX                                   NET UNREALIZED
                          COST OF     APPRECIATED   DEPRECIATED    APPRECIATION
                        INVESTMENTS   SECURITIES    SECURITIES    (DEPRECIATION)
                        -----------   -----------   -----------   --------------
Henderson..............  $ 281,042     $  39,371      $(8,054)       $ 31,317
Lord Abbett............    344,097        37,259       (4,582)         32,677
JanCap.................    498,676       130,760       (8,557)        122,203
Money Market...........    571,977            --           --              --
Federated..............    112,871        12,258       (1,257)         11,001
Balanced...............    253,020        14,199       (3,737)         10,462
High Yield.............    122,304         2,420       (2,208)            212
Asset Allocation.......     81,288         6,248       (1,593)          4,655
PIMCO..................    396,901         4,494       (1,108)          3,386
INVESCO................    212,973        27,484       (3,816)         23,668
Founders...............    127,139        31,376       (4,229)         27,147
T. Rowe................    268,147        34,915       (6,321)         28,594
International Bond.....     59,756           991       (1,243)           (252)
Berger.................     73,793        12,126       (1,473)         10,653
Small Cap..............     73,694         8,125       (1,564)          6,561
Natural Resources......     31,031         2,419         (732)          1,687
Limited Maturity.......    195,811           289       (3,054)         (2,765)
Robertson Stephens.....      5,227            73         (171)            (98)

At December 31, 1995, for federal income tax purposes, capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of utilization or expiration in 2002 were ($ in thousands): $2,704 for Federated, $26 for High Yield and $9 for Berger. Capital loss carryovers that expire in 2003 were ($ in thousands): $418 for T. Rowe, $195 for Berger and $14 for Small Cap.

--------------------------------------------------------------------------------

5.  OPTION AND FUTURES TRANSACTIONS

Option and futures transactions entered into during the six months ended June 30, 1996, are summarized as follows ($ in thousands):

                                 PIMCO                  INTERNATIONAL BOND
                        ------------------------     ------------------------
                           NUMBER                       NUMBER
                        OF CONTRACTS     PREMIUM     OF CONTRACTS     PREMIUM
                        ------------     -------     ------------     -------
WRITTEN PUT OPTION TRANSACTIONS
Balance at beginning
 of period............        80          $  32            64          $  71
Written...............       562            585           243            224
Expired...............       (80)           (32)         (177)          (186)
Exercised.............      (100)          (115)           --             --
Closing buys..........      (200)          (230)         (130)          (109)
                           -----         ------         -----          -----
Balance at end of
 period...............       262          $ 240            --          $  --
                           =====         ======         =====          =====

                                                    LIMITED MATURITY
                                                ------------------------
                                                   NUMBER
                                                OF CONTRACTS     PREMIUM
                                                ------------     -------
WRITTEN PUT OPTION TRANSACTIONS
Balance at beginning of period................        --          $  --
Written.......................................        43             17
Expired.......................................        --             --
Exercised.....................................        --             --
Closing buys..................................        --             --
                                                     ---            ---
Balance at end of period......................        43          $  17
                                                     ===            ===

                                    PIMCO                LIMITED MATURITY
                           ------------------------   -----------------------
                              NUMBER      CONTRACT       NUMBER      CONTRACT
                           OF CONTRACTS     VALUE     OF CONTRACTS    VALUE
                           ------------   ---------   ------------   --------
FUTURES TRANSACTIONS
Balance at beginning of
 period..................        710      $  83,353        110       $ 12,103
Opened...................      2,165        265,950        130         13,908
Closed...................     (2,040)      (234,402)      (220)       (23,900)
                             -------      ----------     -----       --------
Balance at end of
 period..................        835      $ 114,901         20       $  2,111
                             =======      ==========     =====       ========

American Skandia Life                                                                      --------------------
Assurance Corporation
Tower One Corporate Drive                                                                  BULK RATE
Shelton, CT 06484                                                                          U.S. POSTAGE
                                                                                           PAID
                                                                                           NEW YORK, NY
                                                                                           PERMIT NO. 8048

                                                                                           --------------------